UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Municipal Bond Index Fund
iShares Short-Term TIPS Bond Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2025
Date of reporting period:
6/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Municipal Bond Index Fund
Institutional Shares | BIDIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.25%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$212,797,664
Number of Portfolio Holdings	307
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.5%
State	21.2%
County/City/Special District/School District	12.8%
Utilities	11.0%
Health	7.9%
Corporate	7.7%
Housing	6.0%
Education	5.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.1%
AA/Aa	57.2%
A	25.8%
BBB/Baa	6.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Municipal Bond Index Fund
Institutional Shares | BIDIX
Semi-Annual Shareholder Report — June 30, 2025
BIDIX-06/25-SAR

iShares Municipal Bond Index Fund
Investor A Shares | BIDAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$25	0.50%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$212,797,664
Number of Portfolio Holdings	307
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.5%
State	21.2%
County/City/Special District/School District	12.8%
Utilities	11.0%
Health	7.9%
Corporate	7.7%
Housing	6.0%
Education	5.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.1%
AA/Aa	57.2%
A	25.8%
BBB/Baa	6.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Municipal Bond Index Fund
Investor A Shares | BIDAX
Semi-Annual Shareholder Report — June 30, 2025
BIDAX-06/25-SAR

iShares Municipal Bond Index Fund
Investor P Shares | BIDPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$25	0.50%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$212,797,664
Number of Portfolio Holdings	307
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.5%
State	21.2%
County/City/Special District/School District	12.8%
Utilities	11.0%
Health	7.9%
Corporate	7.7%
Housing	6.0%
Education	5.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.1%
AA/Aa	57.2%
A	25.8%
BBB/Baa	6.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Municipal Bond Index Fund
Investor P Shares | BIDPX
Semi-Annual Shareholder Report — June 30, 2025
BIDPX-06/25-SAR

iShares Municipal Bond Index Fund
Class K Shares | BIDKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$10	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$212,797,664
Number of Portfolio Holdings	307
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.5%
State	21.2%
County/City/Special District/School District	12.8%
Utilities	11.0%
Health	7.9%
Corporate	7.7%
Housing	6.0%
Education	5.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.1%
AA/Aa	57.2%
A	25.8%
BBB/Baa	6.7%
N/R	0.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Municipal Bond Index Fund
Class K Shares | BIDKX
Semi-Annual Shareholder Report — June 30, 2025
BIDKX-06/25-SAR

iShares Short-Term TIPS Bond Index Fund
Institutional Shares | BIIPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$632,818,635
Number of Portfolio Holdings	27
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2025)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	23.9%
2-3 Years	27.2%
3-4 Years	26.4%
4-5 Years	22.5%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Notes, 1.63%, 10/15/29	5.3%
U.S. Treasury Notes, 2.13%, 04/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.1%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.9%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 10/15/26	4.7%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 04/15/30	4.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 01/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term TIPS Bond Index Fund
Institutional Shares | BIIPX
Semi-Annual Shareholder Report — June 30, 2025
BIIPX-06/25-SAR

iShares Short-Term TIPS Bond Index Fund
Investor A Shares | BAIPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.36%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$632,818,635
Number of Portfolio Holdings	27
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2025)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	23.9%
2-3 Years	27.2%
3-4 Years	26.4%
4-5 Years	22.5%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Notes, 1.63%, 10/15/29	5.3%
U.S. Treasury Notes, 2.13%, 04/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.1%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.9%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 10/15/26	4.7%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 04/15/30	4.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 01/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term TIPS Bond Index Fund
Investor A Shares | BAIPX
Semi-Annual Shareholder Report — June 30, 2025
BAIPX-06/25-SAR

iShares Short-Term TIPS Bond Index Fund
Class K Shares | BKIPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$632,818,635
Number of Portfolio Holdings	27
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2025)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	23.9%
2-3 Years	27.2%
3-4 Years	26.4%
4-5 Years	22.5%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Notes, 1.63%, 10/15/29	5.3%
U.S. Treasury Notes, 2.13%, 04/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.1%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.9%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/27	4.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 10/15/26	4.7%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 04/15/30	4.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, 01/15/30	4.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 01/15/28	4.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term TIPS Bond Index Fund
Class K Shares | BKIPX
Semi-Annual Shareholder Report — June 30, 2025
BKIPX-06/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• iShares Municipal Bond Index Fund
• iShares Short-Term TIPS Bond Index Fund
BlackRock Index Funds, Inc.
• iShares MSCI EAFE International Index Fund
• iShares Russell 2000 Small-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
June 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.2%
Corporate(a) — 3.2%
Black Belt Energy Gas District, RB
Series A, 4.00%, 12/01/52	$1,000	$ 992,640
Series B, 4.00%, 10/01/52	500	501,261
Series B, 5.00%, 10/01/55	1,000	1,052,795
Series D, 5.00%, 03/01/55	1,000	1,058,008
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54	500	534,866
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49	500	527,090
Southeast Energy Authority A Cooperative District, RB
Series A, 5.25%, 01/01/54	1,000	1,048,930
Series C, 5.00%, 10/01/55	1,000	1,053,849
		6,769,439
State — 0.2%
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/01/38	395	386,881
Transportation — 0.5%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 5.00%, 09/01/32	1,000	1,130,960
Utilities — 2.3%
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.00%, 10/01/32	530	580,474
5.50%, 10/01/53	415	425,418
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 11/01/35	2,250	2,324,570
Series A, 5.00%, 01/01/56(a)	1,000	1,020,329
Series B, 5.25%, 03/01/55(a)	500	522,348
		4,873,139
Total Municipal Bonds in Alabama		13,160,419
Arizona — 0.2%
Education — 0.2%
Arizona Board of Regents, RB, Series A, Sustainability Bonds, 5.00%, 07/01/54	500	506,905
California — 14.9%
Corporate(a) — 1.7%
California Community Choice Financing Authority, RB
Series B, Sustainability Bonds, 5.00%, 01/01/55	1,000	1,033,096
Series B-1, Sustainability Bonds, 4.00%, 02/01/52	500	496,958
Series G, Sustainability Bonds, 5.00%, 11/01/55	1,000	1,031,839
Series H, Sustainability Bonds, 5.00%, 01/01/56	1,000	1,072,011
		3,633,904
County/City/Special District/School District — 2.4%
Contra Costa Community College District, GO, Series A, Election 2014, 4.00%, 08/01/39	1,000	968,027
El Camino Community College District Fountation, GO, CAB, Series C, Election 2002, 0.00%, 08/01/38(b)	680	397,033
Lodi Unified School District, GO, Series 2022, Election 2016, 3.00%, 08/01/43	975	757,212
Security	Par (000)	Value
County/City/Special District/School District (continued)
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	$1,000	$ 916,246
Los Angeles Unified School District, GO, Series B-1, Election 2008, 5.00%, 07/01/33	1,500	1,568,246
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(b)	500	176,401
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	274,911
		5,058,076
Education — 1.8%
California Educational Facilities Authority, RB(a)
Series V-4, 5.00%, 03/01/55	220	247,813
Series V-5, 5.00%, 03/01/55	255	290,961
California Infrastructure & Economic Development Bank, RB, Series B, 5.00%, 11/01/49	750	741,931
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Sustainability Bonds, 3.25%, 08/01/29	1,000	1,005,298
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	500,113
Series A, 4.00%, 11/01/38	500	489,275
Series A, 5.00%, 11/01/43	540	540,276
		3,815,667
Health — 0.5%
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,000	1,017,869
State — 4.3%
California State Public Works Board, RB, Series A, 5.25%, 04/01/42	1,000	1,085,530
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26(c)	250	257,231
Series C, 5.00%, 09/01/28	500	537,005
State of California, Refunding GO
5.00%, 08/01/26	540	541,011
5.00%, 10/01/28	1,000	1,075,385
5.00%, 08/01/31	1,000	1,021,360
5.00%, 09/01/31	565	577,888
4.00%, 09/01/32	250	251,564
3.00%, 10/01/37	825	740,879
5.00%, 08/01/39	1,125	1,229,358
5.00%, 09/01/43	500	528,404
3.00%, 04/01/52	1,000	735,188
Series C, 5.00%, 09/01/28	500	501,244
		9,082,047
Transportation — 2.3%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	491,292
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 3.00%, 11/15/31(d)	55	53,694
AMT, Subordinate, 3.00%, 05/15/40	1,210	956,254
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	1,000	940,836

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(b)
Series A, (AG), 0.00%, 01/15/36	$500	$ 338,996
Series A, (AG), 0.00%, 01/15/37	1,000	644,262
Riverside County Transportation Commission, Refunding RB, Series B1, Senior Lien, 4.00%, 06/01/37	1,154	1,133,035
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2020, Class A, AMT, 5.00%, 05/01/38	455	465,517
		5,023,886
Utilities — 1.9%
California Municipal Finance Authority, RB, Series A, AMT, 4.10%, 12/01/44(a)	1,000	1,000,071
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	500	532,947
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 07/01/47	200	202,729
Los Angeles Department of Water & Power, Refunding RB
Series A, 5.00%, 07/01/28	250	262,823
Series A, 5.00%, 07/01/29	835	888,909
Series B, 5.00%, 07/01/38	675	714,536
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	500	505,065
		4,107,080
Total Municipal Bonds in California		31,738,529
Colorado — 2.4%
County/City/Special District/School District — 0.3%
Adams & Arapahoe Joint School District 28J Aurora, GO, (SAW), 5.50%, 12/01/39	500	570,511
Health — 0.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	984,859
State — 0.5%
State of Colorado, COP
Series A, 5.00%, 11/01/49	535	550,484
Series N, 4.00%, 03/15/43	500	452,785
		1,003,269
Transportation — 1.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/35	1,000	1,020,728
Series D, AMT, 5.50%, 11/15/29	1,000	1,089,572
E-470 Public Highway Authority, Refunding RB, Series A, (NPFGC), 0.00%, 09/01/28(b)	500	452,868
		2,563,168
Total Municipal Bonds in Colorado		5,121,807
Connecticut — 1.8%
State — 1.6%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	1,000	998,489
Series A, 4.00%, 05/01/39	500	481,269
State of Connecticut, GO
Series B, 5.00%, 06/15/28	400	400,627
Series B, 4.00%, 06/15/33	850	850,635
Series G, Sustainability Bonds, 3.00%, 11/15/42	100	78,454
Security	Par (000)	Value
State (continued)
State of Connecticut, GO (continued)
Series G, Sustainability Bonds, 3.00%, 11/15/43	$100	$ 76,875
State of Connecticut, Refunding GO, Series E, 5.00%, 09/01/32	500	563,869
		3,450,218
Transportation — 0.2%
State of Connecticut Special Tax Revenue, RB, Series A, 4.00%, 09/01/36	430	424,194
Total Municipal Bonds in Connecticut		3,874,412
Delaware — 0.5%
Housing — 0.5%
Delaware State Housing Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	970	1,057,462
District of Columbia — 2.3%
County/City/Special District/School District — 0.1%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 3.00%, 03/01/41	290	235,466
State — 0.5%
District of Columbia, GO, Series D, 4.00%, 06/01/34	1,000	1,000,394
Transportation — 1.2%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	1,500	1,268,734
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,336,242
		2,604,976
Utilities — 0.5%
District of Columbia Water & Sewer Authority, RB, Subordinate, 3.00%, 10/01/57(a)	1,000	986,681
Total Municipal Bonds in District of Columbia		4,827,517
Florida — 4.4%
County/City/Special District/School District — 2.1%
City of Hollywood Florida, GO, 5.00%, 07/01/47	500	508,577
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,282,090
Florida Insurance Assistance Interlocal Agency, Inc., Refunding RB
Series A-1, 5.00%, 09/01/26	500	506,272
Series A-1, 5.00%, 09/01/28	500	511,524
Orange County School Board, COP, Series A, 5.00%, 08/01/33	940	1,051,473
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	505,575
		4,365,511
Education — 0.3%
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.25%, 04/01/47	565	575,376
Health — 0.5%
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	1,000	993,132
Transportation — 1.3%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/26(d)	1,000	1,023,020
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/54	500	500,714
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/33	$500	$ 510,034
Series A, AMT, 5.00%, 10/01/54	850	838,466
		2,872,234
Utilities — 0.2%
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	500	520,052
Total Municipal Bonds in Florida		9,326,305
Georgia — 1.9%
Corporate — 1.2%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	375	374,718
Series A, 5.00%, 05/01/54(a)	1,000	1,056,717
Series B, 5.00%, 12/01/54(a)	500	528,398
Series D, 5.00%, 04/01/54(a)	500	530,171
		2,490,004
Education — 0.2%
Private Colleges & Universities Authority, Refunding RB, Series A, 5.00%, 09/01/29	410	443,302
State — 0.3%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	658,477
Utilities — 0.2%
Municipal Electric Authority of Georgia, Refunding RB, Series A, Subordinate, 5.00%, 01/01/36	325	355,363
Total Municipal Bonds in Georgia		3,947,146
Illinois — 7.4%
County/City/Special District/School District — 1.0%
City of Chicago Illinois, GO
Series A, 5.50%, 01/01/39	150	154,316
Series A, 5.25%, 01/01/45	600	583,522
City of Chicago Illinois, Refunding GO
Series A, 5.00%, 11/15/25	170	171,132
Series B, 5.00%, 01/01/33	500	529,798
Series B, 5.00%, 01/01/34	675	714,835
		2,153,603
Health — 0.5%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,000,765
State — 3.4%
Metropolitan Pier & Exposition Authority, Refunding RB(b)
Series B, (AG), 0.00%, 06/15/44	1,000	382,133
Series B, (AG), 0.00%, 06/15/46	1,105	378,267
State of Illinois Sales Tax Revenue, RB, Series A, 5.00%, 06/15/29	1,000	1,069,699
State of Illinois, GO
5.50%, 05/01/30	500	529,097
Series B, 5.00%, 05/01/34	530	576,061
Series C, 5.00%, 11/01/29	1,000	1,033,742
Series D, 5.00%, 11/01/26	500	512,241
State of Illinois, Refunding GO
5.00%, 02/01/32	500	541,518
5.00%, 02/01/39	1,500	1,565,005
Series A, 5.00%, 10/01/28	500	525,395
Series D, 5.00%, 07/01/34	190	203,289
		7,316,447
Transportation — 2.0%
Chicago O’Hare International Airport, Refunding ARB
Series B, Senior Lien, 4.00%, 01/01/44	1,000	886,541
Security	Par (000)	Value
Transportation (continued)
Chicago O’Hare International Airport, Refunding ARB (continued)
Series B, Senior Lien, 5.00%, 01/01/48	$1,000	$ 1,000,183
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	198,720
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	1,000	993,958
Illinois State Toll Highway Authority, Refunding RB, Series A, 5.00%, 01/01/30	250	267,632
Regional Transportation Authority, RB, Series A, (AG), 5.75%, 06/01/34	730	822,749
		4,169,783
Utilities — 0.5%
Illinois Finance Authority, RB, Sustainability Bonds, 5.00%, 07/01/36	1,085	1,162,184
Total Municipal Bonds in Illinois		15,802,782
Indiana — 0.4%
County/City/Special District/School District — 0.2%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 06/01/30	400	435,567
Health — 0.2%
Indiana Finance Authority, Refunding RB, 5.25%, 03/01/54	500	496,432
Total Municipal Bonds in Indiana		931,999
Kansas — 1.0%
Health — 0.3%
University of Kansas Hospital Authority, Refunding RB
Series A, 5.00%, 03/01/27(d)	155	160,647
Series A, 5.00%, 03/01/47	425	423,730
		584,377
Transportation — 0.7%
State of Kansas Department of Transportation, RB
Series B, 5.00%, 09/01/27	1,000	1,003,120
Series B, 5.00%, 09/01/34	500	501,560
		1,504,680
Total Municipal Bonds in Kansas		2,089,057
Kentucky — 1.4%
Corporate — 0.4%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	25	24,893
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	500	528,273
Louisville/Jefferson County Metropolitan Government, Refunding RB, 2.00%, 10/01/33	400	332,317
		885,483
County/City/Special District/School District — 0.2%
Scott County School District Finance Corp., RB, (BAM), 5.00%, 09/01/41	500	517,924
Housing — 0.3%
Kentucky Housing Corp., RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	500	550,567
Transportation — 0.2%
Kenton County Airport Board, ARB, Series A, AMT, 5.25%, 01/01/54	500	505,150

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities — 0.3%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series A, 5.00%, 05/15/37	$500	$ 545,306
Total Municipal Bonds in Kentucky		3,004,430
Louisiana — 0.6%
Corporate — 0.6%
Parish of St. John the Baptist Louisiana, Refunding RB, Series C, 3.30%, 06/01/37(a)	1,250	1,247,214
Maine — 0.2%
Education — 0.2%
Maine Health & Higher Educational Facilities Authority, RB, Series B, 5.25%, 10/01/54	500	508,778
Maryland — 1.6%
Housing — 0.5%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 03/01/54	935	1,013,786
State — 0.2%
State of Maryland, GO, Series A, 5.00%, 03/15/31	400	412,713
Transportation — 0.9%
State of Maryland Department of Transportation, ARB
4.00%, 12/15/28	405	405,269
5.00%, 10/01/29	825	846,651
4.00%, 11/01/29	695	695,031
		1,946,951
Total Municipal Bonds in Maryland		3,373,450
Massachusetts — 3.2%
Education — 0.7%
Massachusetts Development Finance Agency, Refunding RB
Series B, 5.00%, 02/15/33	530	592,405
Series B, 5.00%, 02/15/34	455	511,432
Series B, 4.00%, 02/15/36	485	495,427
		1,599,264
Health — 1.0%
Massachusetts Development Finance Agency, RB
5.00%, 07/01/32	500	547,888
5.00%, 07/01/34	500	547,221
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/34	1,000	1,029,226
		2,124,335
State — 1.5%
Commonwealth of Massachusetts, GOL
Series B, 3.00%, 02/01/48	1,000	728,398
Series E, 4.00%, 04/01/46	530	479,075
Series G, 4.00%, 09/01/32	1,325	1,332,385
Commonwealth of Massachusetts, Refunding GOL, Series A, (AMBAC), 5.50%, 08/01/30	500	557,262
		3,097,120
Total Municipal Bonds in Massachusetts		6,820,719
Michigan — 2.0%
Education — 0.3%
University of Michigan, Refunding RB, 5.00%, 04/01/26(d)	585	594,601
Security	Par (000)	Value
Health — 0.5%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	$1,000	$ 1,017,559
Housing — 0.6%
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 06/01/55	1,000	1,097,084
Michigan State Housing Development Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 06/01/54	220	235,120
		1,332,204
State — 0.6%
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/30	250	256,196
Series I, 5.00%, 10/15/32	250	255,537
Series I, 3.00%, 10/15/51	1,000	705,124
		1,216,857
Total Municipal Bonds in Michigan		4,161,221
Minnesota — 0.5%
Housing — 0.5%
Minnesota Housing Finance Agency, RB, S/F Housing, Series U, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	995	1,109,365
Missouri — 0.6%
Health — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.00%, 06/01/28	105	110,911
Housing — 0.5%
Missouri Housing Development Commission, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 5.50%, 05/01/55	985	1,052,805
Total Municipal Bonds in Missouri		1,163,716
Nevada — 0.2%
County/City/Special District/School District — 0.2%
Washoe County School District, GOL, Series A, 4.00%, 10/01/54	490	417,481
New Hampshire — 0.3%
Housing — 0.3%
New Hampshire Housing Finance Authority, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.50%, 01/01/56	500	565,311
New Jersey — 3.7%
Education — 0.3%
New Jersey Educational Facilities Authority, RB, Series A1, 5.00%, 03/01/36	650	725,021
Health — 0.4%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	871,389
State — 1.7%
Garden State Preservation Trust, RB, Series A, (AG), 5.75%, 11/01/28	1,000	1,050,982
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48	1,000	987,048
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,500	1,586,184
		3,624,214
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 1.3%
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(d)	$175	$ 188,656
5.00%, 06/15/46	325	325,078
Series A, 0.00%, 12/15/32(b)	250	191,251
Series AA, 3.00%, 06/15/50	1,000	702,122
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(b)	530	292,619
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.00%, 12/15/31	1,000	1,017,358
		2,717,084
Total Municipal Bonds in New Jersey		7,937,708
New York — 15.9%
County/City/Special District/School District — 3.9%
City of New York, GO
Series C, 4.00%, 08/01/40	1,840	1,745,424
Series D, 5.00%, 12/01/35	500	519,895
Series D, 4.00%, 12/01/41	1,000	925,556
City of New York, Refunding GO, Sub-Series F-1, 5.00%, 08/01/27	380	398,485
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	324,255
New York City Industrial Development Agency, Refunding RB
(AG), 5.00%, 03/01/30	360	389,444
(AG), 4.00%, 03/01/45	300	270,761
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/36	500	517,388
Subordinate, 4.00%, 05/01/42	1,000	922,931
Series A-1, Subordinate, 4.00%, 08/01/38	1,000	978,653
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series E-1, Subordinate, 5.00%, 11/01/28	205	220,442
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/35	170	188,395
New York City Transitional Finance Authority, Refunding RB
Series J-1, 5.00%, 11/01/30	305	338,396
Series G-1, Subordinate, 5.00%, 11/01/28	240	258,078
New York State Dormitory Authority, RB, (AG SAW), 5.00%, 10/01/30	230	254,293
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 09/15/28(d)	5	5,380
		8,257,776
Education — 0.6%
New York State Dormitory Authority, RB, Series A, 4.00%, 07/01/41	1,000	925,288
New York State Dormitory Authority, Refunding RB, Series A, 5.50%, 07/01/54	285	300,311
		1,225,599
State — 4.1%
Empire State Development Corp., RB, Series A, Class A, 4.00%, 03/15/47	1,000	882,117
Empire State Development Corp., Refunding RB
Series A, 5.00%, 03/15/39	1,000	1,036,056
Series E, 3.00%, 03/15/47	715	520,593
Series E, 3.00%, 03/15/50	1,130	802,700
Security	Par (000)	Value
State (continued)
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-2A, Subordinate, (SAW), 4.00%, 07/15/36	$1,455	$ 1,451,572
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	766,089
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/43	500	453,208
Series A, 3.00%, 03/15/51	1,000	695,551
Series D, 4.00%, 02/15/47	1,000	889,732
Series E, 3.00%, 03/15/41	1,500	1,201,205
		8,698,823
Transportation — 6.8%
Metropolitan Transportation Authority, RB
Series A, Sustainability Bonds, 4.00%, 11/15/48	500	422,142
Series D-1, Sustainability Bonds, 5.00%, 11/15/44	300	302,471
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/44	1,000	1,013,725
Series B, 5.00%, 11/15/37	1,075	1,084,970
New York State Thruway Authority, Refunding RB
Series A-1, 4.00%, 03/15/44	1,000	903,639
Series B, Subordinate, 4.00%, 01/01/50	1,000	859,546
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/49	100	99,534
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,000	999,862
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	1,000	1,007,385
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	2,000	1,999,699
Port Authority of New York & New Jersey, Refunding ARB
Series 238, AMT, 5.00%, 07/15/36	1,545	1,628,986
Series 238, AMT, 5.00%, 07/15/37	280	292,214
Triborough Bridge & Tunnel Authority, RB
Class A, 5.00%, 12/01/44	500	517,882
Series A, 4.00%, 11/15/42	215	194,873
Series A, 5.25%, 12/01/54	640	660,468
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,015,854
Series A, 5.00%, 11/15/40	600	600,463
Series B, 5.00%, 11/15/38	1,000	1,020,509
		14,624,222
Utilities — 0.5%
Long Island Power Authority, Refunding RB, Series A, 5.00%, 09/01/42	240	251,883
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/50	1,000	860,623
		1,112,506
Total Municipal Bonds in New York		33,918,926
North Carolina — 0.8%
Housing — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 55A, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	1,000	1,096,215

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation(b) — 0.3%
North Carolina Turnpike Authority, RB, Series B, (AG), 0.00%, 01/01/34	$500	$ 363,136
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/49	1,000	290,234
		653,370
Total Municipal Bonds in North Carolina		1,749,585
North Dakota — 0.5%
Housing — 0.5%
North Dakota Housing Finance Agency, RB, S/F Housing, Series D, Sustainability Bonds, 6.00%, 07/01/55	1,000	1,102,973
Ohio — 1.0%
Utilities — 1.0%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,074,938
Ohio Air Quality Development Authority, Refunding RB, Series A, AMT, 4.25%, 11/01/39(a)	1,000	1,010,555
Total Municipal Bonds in Ohio		2,085,493
Oklahoma — 0.2%
Utilities — 0.2%
Grand River Dam Authority, Refunding RB, Series A, 5.00%, 06/01/42	500	522,534
Pennsylvania — 5.3%
County/City/Special District/School District — 0.4%
County of Allegheny Pennsylvania, GO, Series C-80, 5.00%, 12/01/49	250	255,311
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	500	513,851
		769,162
Health — 1.4%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	988,027
Northampton County General Purpose Authority, Refunding RB, Series A2, 5.00%, 08/15/34	975	1,060,868
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	990,831
		3,039,726
State — 1.3%
Commonwealth of Pennsylvania, GO
5.00%, 10/01/31	1,000	1,116,894
5.00%, 10/01/40	500	527,885
Series 1, 5.00%, 03/15/29	1,000	1,000,608
		2,645,387
Transportation — 2.1%
Allegheny County Airport Authority, ARB, Series A, AMT, (AG), 5.50%, 01/01/53	835	859,995
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	129,284
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	1,000	996,092
AMT, (AG), 5.00%, 12/31/57	750	731,114
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	1,000	1,002,654
Security	Par (000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series A, Subordinate, 4.00%, 12/01/46	$425	$ 380,041
Series A, Subordinate, 4.00%, 12/01/50	480	415,080
		4,514,260
Utilities — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AG), 5.25%, 09/01/54	215	222,103
Total Municipal Bonds in Pennsylvania		11,190,638
Rhode Island — 0.1%
Housing — 0.1%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 81-A, Sustainability Bonds, (GNMA), 5.45%, 10/01/53	175	179,089
South Carolina — 0.8%
Housing — 0.3%
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	500	565,050
Utilities — 0.5%
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	750	704,973
Series A, 5.25%, 12/01/50	400	409,011
Series B, 5.00%, 12/01/28	40	42,753
		1,156,737
Total Municipal Bonds in South Carolina		1,721,787
Texas — 7.8%
Corporate — 0.4%
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	500	531,093
Texas Municipal Gas Acquisition and Supply Corp. I, RB, Series D, Senior Lien, 6.25%, 12/15/26	255	261,710
		792,803
County/City/Special District/School District — 1.3%
Dallas County Utility & Reclamation District, Refunding GO, 5.00%, 02/15/28	500	525,099
Dallas Independent School District, GO, Series A-5, (PSF), 5.00%, 02/15/55(a)	500	541,602
Grayson County Junior College District, GOL, 4.00%, 02/15/49	500	430,998
Leander Independent School District, Refunding GO, CAB, Series A, (PSF), 0.00%, 08/15/35(b)	210	142,768
Lewisville Independent School District, Refunding GO, Series B, 5.00%, 08/15/28	570	571,377
Northwest Independent School District, GO, Series A, (PSF), 5.00%, 02/15/49	250	255,234
Prosper Independent School District, GO, Series A, (PSF), 4.00%, 02/15/54	500	430,562
		2,897,640
Education — 1.0%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	419,453
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/35	310	351,631
Brazos Higher Education Authority, Inc., RB, Series 1A, AMT, 5.13%, 04/01/43	520	535,642
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Houston Higher Education Finance Corp., Refunding RB, 5.00%, 05/15/34	$500	$ 564,899
Texas Tech University System, Refunding RB, Series A, 4.25%, 02/15/55	250	226,183
		2,097,808
Health — 0.5%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,000,377
Transportation — 2.6%
Central Texas Turnpike System, RB, Series A, (AMBAC), 0.00%, 08/15/30(b)	270	228,334
Central Texas Turnpike System, Refunding RB
Series C, 5.00%, 08/15/33	500	557,025
Series C, 5.00%, 08/15/41	250	260,698
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,269,679
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	430,684
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	1,000	1,024,097
Series A, 5.00%, 01/01/43	1,000	1,008,851
Series B, 5.00%, 01/01/34	160	178,214
Series D, (AG), 0.00%, 01/01/28(b)	100	92,401
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	455	461,253
		5,511,236
Utilities — 2.0%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,000,988
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	859,600
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,152,877
Series A, 4.00%, 10/15/41	475	447,731
Series A, 5.00%, 10/15/53	910	923,707
		4,384,903
Total Municipal Bonds in Texas		16,684,767
Utah — 0.9%
Housing — 0.8%
Utah Housing Corp., RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	495	550,590
Series G, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	990	1,098,966
		1,649,556
Transportation — 0.1%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48	315	317,779
Total Municipal Bonds in Utah		1,967,335
Virginia — 2.1%
County/City/Special District/School District — 0.4%
City of Alexandria Virginia, GO, Series A, (SAW), 3.00%, 07/15/46	1,000	739,679
Health — 0.4%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	1,000	926,907
Security	Par (000)	Value
Transportation — 1.3%
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 05/15/34	$580	$ 662,264
Series A, 5.00%, 05/15/31	1,000	1,046,395
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 5.00%, 07/01/36	1,000	1,029,520
		2,738,179
Total Municipal Bonds in Virginia		4,404,765
Washington — 2.1%
State — 0.5%
State of Washington, Refunding GO, Series B, 5.00%, 07/01/30	1,000	1,009,999
Transportation — 1.3%
County of Spokane Washington Airport Revenue, ARB, Series B, AMT, 5.25%, 01/01/54	1,000	1,009,614
Port of Seattle Washington, Refunding ARB
AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	842,893
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	1,000	1,023,984
		2,876,491
Utilities — 0.3%
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, RB, Series B, 3.00%, 09/01/52	500	356,836
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/39	260	279,944
		636,780
Total Municipal Bonds in Washington		4,523,270
Wisconsin — 1.5%
Health — 1.0%
Wisconsin Health & Educational Facilities Authority, RB, 5.25%, 08/15/55	1,000	1,021,191
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	1,000	1,002,654
		2,023,845
Housing — 0.5%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/55	1,000	1,089,712
Total Municipal Bonds in Wisconsin		3,113,557
Total Long-Term Investments — 96.7% (Cost: $215,344,669)		205,858,452

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.13%(e)(f)	4,842,274	$ 4,842,758
Total Short-Term Securities — 2.3% (Cost: $4,842,758)		4,842,758
Total Investments — 99.0% (Cost: $220,187,427)		210,701,210
Other Assets Less Liabilities — 1.0%		2,096,454
Net Assets — 100.0%		$ 212,797,664

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,193,006	$ 2,649,752 (a)	$ —	$ —	$ —	$ 4,842,758	4,842,274	$ 50,579	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 205,858,452	$ —	$ 205,858,452
Short-Term Securities
Money Market Funds	4,842,758	—	—	4,842,758
	$4,842,758	$205,858,452	$—	$210,701,210
See notes to financial statements.
Fund Schedules of Investments

Schedule of Investments (unaudited)
June 30, 2025
iShares Short-Term TIPS Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds
2.38%, 01/15/27	$11,981	$ 12,179,548
1.75%, 01/15/28	11,259	11,399,160
3.63%, 04/15/28	11,501	12,227,543
2.50%, 01/15/29	10,448	10,869,836
3.88%, 04/15/29	13,250	14,464,179
1.63%, 04/15/30	28,718	28,922,506
U.S. Treasury Inflation-Indexed Notes
0.13%, 07/15/26 - 01/15/30	114,852	111,995,799
0.38%, 01/15/27 - 07/15/27	50,989	50,298,437
1.63%, 10/15/27	30,149	30,519,602
0.50%, 01/15/28	27,045	26,535,897
1.25%, 04/15/28	29,751	29,693,913
0.75%, 07/15/28	23,637	23,346,603
2.38%, 10/15/28	30,636	31,779,912
0.88%, 01/15/29	20,208	19,895,246
0.25%, 07/15/29	24,413	23,436,411
U.S. Treasury Notes
2.13%, 04/15/29	31,653	32,498,576
1.63%, 10/15/29	32,655	33,056,567
Total Long-Term Investments — 79.5% (Cost: $497,336,848)		503,119,735

Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	6,457,074	6,457,074

Security	Par (000)	Value
U.S. Treasury Obligations — 18.0%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/26	$12,372	$ 12,392,909
U.S. Treasury Inflation-Indexed Notes
0.38%, 07/15/25	29,907	29,886,158
0.13%, 10/15/25 - 04/15/26	47,704	47,373,863
0.63%, 01/15/26	24,503	24,367,245
		114,020,175
Total Short-Term Securities — 19.0% (Cost: $120,438,660)		120,477,249
Total Investments — 98.5% (Cost: $617,775,508)		623,596,984
Other Assets Less Liabilities — 1.5%		9,221,651
Net Assets — 100.0%		$ 632,818,635

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 1,395,239	$ 5,061,835 (a)	$ —	$ —	$ —	$ 6,457,074	6,457,074	$ 193,517 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations	$ —	$ 503,119,735	$ —	$ 503,119,735

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares Short-Term TIPS Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 6,457,074	$ —	$ —	$ 6,457,074
U.S. Treasury Obligations	—	114,020,175	—	114,020,175
	$6,457,074	$617,139,910	$—	$623,596,984
See notes to financial statements.
Fund Schedules of Investments

Schedule of Investments (unaudited)
June 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.8%
ANZ Group Holdings Ltd.	1,879,415	$ 36,041,140
APA Group(a)	818,316	4,399,892
Aristocrat Leisure Ltd.	355,353	15,225,017
ASX Ltd.	124,277	5,706,234
BHP Group Ltd., Class DI	3,210,609	77,239,530
BlueScope Steel Ltd.	279,920	4,265,571
Brambles Ltd.	868,273	13,409,431
CAR Group Ltd.	240,875	5,932,093
Cochlear Ltd.	41,212	8,150,747
Coles Group Ltd.	849,539	11,648,980
Commonwealth Bank of Australia	1,058,480	128,825,777
Computershare Ltd.	334,155	8,766,248
Evolution Mining Ltd.	1,266,522	6,593,886
Fortescue Ltd.	1,073,378	10,789,843
Glencore PLC	6,485,439	25,271,427
Goodman Group	1,287,345	29,022,700
Insurance Australia Group Ltd.	1,499,230	8,912,954
Lottery Corp. Ltd.	1,403,250	4,922,635
Macquarie Group Ltd.	229,020	34,445,895
Medibank Pvt Ltd.	1,752,789	5,820,836
National Australia Bank Ltd.	1,937,069	50,204,559
Northern Star Resources Ltd.	860,903	10,633,993
Origin Energy Ltd.	1,100,837	7,824,674
Pro Medicus Ltd.	36,511	6,832,472
Qantas Airways Ltd.	465,812	3,290,763
QBE Insurance Group Ltd.	954,199	14,693,826
REA Group Ltd.	33,416	5,291,717
Reece Ltd.	144,884	1,369,030
Rio Tinto Ltd.	235,295	16,656,586
Rio Tinto PLC	714,746	41,601,124
Santos Ltd.	2,058,594	10,379,150
Scentre Group	3,297,117	7,743,988
SGH Ltd.	129,670	4,618,082
Sigma Healthcare Ltd.(b)	2,920,597	5,748,598
Sonic Healthcare Ltd.	286,649	5,059,695
South32 Ltd.	2,874,912	5,493,659
Stockland	1,509,169	5,333,583
Suncorp Group Ltd.	686,374	9,781,955
Telstra Group Ltd.	2,563,313	8,173,438
Transurban Group(a)	1,967,484	18,102,737
Vicinity Ltd.	2,459,422	4,014,919
Washington H Soul Pattinson & Co. Ltd.	151,529	4,189,102
Wesfarmers Ltd.	719,278	40,140,996
Westpac Banking Corp.	2,165,205	48,254,897
WiseTech Global Ltd.	116,602	8,362,212
Woodside Energy Group Ltd.	1,203,519	18,590,650
Woolworths Group Ltd.	774,304	15,860,701
		823,637,942
Austria — 0.2%
Erste Group Bank AG	195,171	16,613,989
Mondi PLC	281,190	4,594,785
OMV AG	93,624	5,091,383
Verbund AG(b)	43,663	3,354,473
		29,654,630
Belgium — 0.8%
Ageas SA/NV	94,733	6,408,461
Anheuser-Busch InBev SA	625,209	43,014,626
D’ieteren Group	13,793	2,970,314
Elia Group SA/NV	31,045	3,585,523
Security	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert NV	52,828	$ 4,509,444
KBC Group NV	145,576	15,024,839
Lotus Bakeries NV	258	2,486,069
Sofina SA	9,751	3,225,131
Syensqo SA	46,799	3,625,253
UCB SA	80,144	15,768,955
		100,618,615
Brazil — 0.0%
Yara International ASA	105,102	3,878,545
Chile — 0.1%
Antofagasta PLC	248,689	6,183,119
China — 0.6%
BOC Hong Kong Holdings Ltd.	2,345,534	10,210,678
Prosus NV	827,588	46,433,054
SITC International Holdings Co. Ltd.	858,000	2,748,897
Wharf Holdings Ltd.(b)	676,426	2,059,450
Wilmar International Ltd.	1,223,683	2,762,193
Yangzijiang Shipbuilding Holdings Ltd.	1,646,500	2,873,306
		67,087,578
Denmark — 2.3%
AP Moller - Maersk A/S, Class A	1,869	3,448,230
AP Moller - Maersk A/S, Class B	2,853	5,305,718
Carlsberg A/S, Class B	60,877	8,625,254
Coloplast A/S, Class B	80,234	7,638,511
Danske Bank A/S	437,195	17,856,706
Demant A/S(c)	55,861	2,333,958
DSV A/S	129,544	31,071,676
Genmab A/S(c)	39,644	8,232,805
Novo Nordisk A/S, Class B	2,041,384	141,455,680
Novonesis Novozymes B, Class B	223,350	16,035,832
Orsted A/S(c)(d)	107,289	4,621,862
Pandora A/S	51,976	9,157,923
ROCKWOOL A/S, -B Shares	60,751	2,847,537
Tryg A/S	215,920	5,581,789
Vestas Wind Systems A/S	640,102	9,614,942
		273,828,423
Finland — 1.1%
Elisa OYJ	89,938	4,998,887
Fortum OYJ	284,597	5,336,705
Kesko OYJ	171,797	4,237,230
Kone OYJ, Class B	215,459	14,194,601
Metso OYJ	395,254	5,122,424
Neste OYJ	270,764	3,669,437
Nokia OYJ	3,375,903	17,516,304
Nordea Bank Abp	1,987,215	29,485,713
Orion OYJ, Class B	69,511	5,229,556
Sampo OYJ, A Shares	1,534,822	16,518,533
Stora Enso OYJ, Class R	367,412	3,994,352
UPM-Kymmene OYJ	338,338	9,239,340
Wartsila OYJ Abp	319,678	7,555,386
		127,098,468
France — 9.3%
Accor SA	123,570	6,476,115
Aeroports de Paris SA	21,913	2,747,283
Air Liquide SA	365,850	75,438,658
Airbus SE	375,845	78,627,028
Alstom SA(c)	219,737	5,128,868
Amundi SA(d)	39,694	3,217,430
Arkema SA	36,603	2,702,896

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
AXA SA	1,120,703	$ 55,032,158
BioMerieux	25,963	3,591,117
BNP Paribas SA	643,723	57,743,048
Bollore SE	453,486	2,850,339
Bouygues SA	120,415	5,445,733
Bureau Veritas SA	201,398	6,874,177
Capgemini SE	97,756	16,739,389
Carrefour SA	344,055	4,853,319
Cie de Saint-Gobain SA	283,838	33,343,934
Cie Generale des Etablissements Michelin SCA	425,007	15,807,800
Covivio SA/France	35,694	2,263,146
Credit Agricole SA	669,322	12,662,427
Danone SA	409,235	33,484,971
Dassault Aviation SA	12,390	4,380,757
Dassault Systemes SE	424,221	15,374,466
Edenred SE	152,509	4,737,008
Eiffage SA	43,201	6,070,316
Engie SA	1,157,806	27,211,680
EssilorLuxottica SA	188,095	51,649,516
Eurazeo SE	26,665	1,906,354
FDJ UNITED, Class A(d)	64,892	2,546,385
Gecina SA	29,191	3,213,472
Getlink SE	193,654	3,738,301
Hermes International SCA	20,032	54,304,056
Ipsen SA	24,256	2,889,322
Kering SA	47,190	10,280,608
Klepierre SA	136,403	5,393,278
Legrand SA	166,239	22,280,775
L’Oreal SA	152,417	65,288,392
LVMH Moet Hennessy Louis Vuitton SE	174,443	91,299,996
Orange SA	1,180,358	17,974,712
Pernod Ricard SA	127,932	12,761,395
Publicis Groupe SA	145,089	16,387,049
Renault SA	121,849	5,622,724
Rexel SA	141,712	4,370,778
Safran SA	227,759	74,277,749
Sartorius Stedim Biotech	18,424	4,408,172
Societe Generale SA	456,593	26,119,038
Sodexo SA	56,358	3,468,635
Teleperformance SE	34,523	3,353,127
Thales SA	58,747	17,346,496
TotalEnergies SE	1,292,248	78,985,655
Unibail-Rodamco-Westfield	76,129	7,318,101
Veolia Environnement SA	398,199	14,216,455
Vinci SA	313,495	46,231,226
		1,130,435,830
Germany — 9.9%
adidas AG, Class N	108,398	25,303,341
Allianz SE, Registered Shares	244,254	99,126,432
BASF SE	565,775	27,982,951
Bayer AG, Registered Shares	622,764	18,762,202
Bayerische Motoren Werke AG	183,768	16,366,259
Beiersdorf AG	63,128	7,935,063
Brenntag SE, Class N	77,505	5,134,702
Commerzbank AG	561,985	17,709,848
Continental AG	69,814	6,093,210
Covestro AG(c)	114,586	8,152,590
CTS Eventim AG & Co. KGaA	39,556	4,918,815
Daimler Truck Holding AG	301,182	14,289,265
Deutsche Bank AG, Class N, Registered Shares	1,173,259	34,781,767
Deutsche Boerse AG, Class N	119,364	38,994,973
Security	Shares	Value
Germany (continued)
Deutsche Lufthansa AG, Registered Shares	383,116	$ 3,252,517
Deutsche Post AG, Class N	608,550	28,187,953
Deutsche Telekom AG, Class N, Registered Shares	2,207,785	80,812,876
E.ON SE, Class N	1,423,195	26,223,268
Evonik Industries AG	163,443	3,376,500
Fresenius Medical Care AG	130,198	7,480,546
Fresenius SE & Co. KGaA	267,780	13,475,438
GEA Group AG	92,651	6,494,847
Hannover Rueck SE, Class N	38,224	12,044,899
Heidelberg Materials AG	84,644	19,933,385
Henkel AG & Co. KGaA	65,007	4,714,653
Infineon Technologies AG, Class N	827,831	35,325,233
Knorr-Bremse AG	45,909	4,453,033
LEG Immobilien SE(b)	46,885	4,173,306
Mercedes-Benz Group AG, Class N	456,090	26,571,891
Merck KGaA	81,927	10,622,524
MTU Aero Engines AG, Class N	34,120	15,157,935
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	84,605	54,936,952
Nemetschek SE	36,558	5,300,648
Rational AG	3,189	2,679,712
Rheinmetall AG	28,276	59,880,032
RWE AG	400,797	16,748,590
SAP SE	660,484	201,962,534
Scout24 SE(d)	47,543	6,563,253
Siemens AG, Class N, Registered Shares	480,707	123,473,602
Siemens Energy AG(c)	429,735	50,227,832
Siemens Healthineers AG(d)	214,041	11,882,347
Symrise AG	84,172	8,826,650
Talanx AG	40,789	5,287,958
Vonovia SE	469,450	16,643,587
Zalando SE(c)(d)	141,557	4,671,004
		1,196,936,923
Hong Kong — 1.8%
AIA Group Ltd.	6,764,483	61,275,657
CK Asset Holdings Ltd.	1,220,089	5,391,357
CK Infrastructure Holdings Ltd.	405,344	2,684,290
CLP Holdings Ltd.	1,045,261	8,828,019
Futu Holdings Ltd., ADR	35,180	4,347,896
Hang Seng Bank Ltd.	472,448	7,089,635
Henderson Land Development Co. Ltd.	922,774	3,240,779
HKT Trust & HKT Ltd., Class SS(a)	2,414,417	3,609,725
Hong Kong & China Gas Co. Ltd.	7,097,383	5,967,410
Hong Kong Exchanges & Clearing Ltd.	748,943	40,283,048
Hongkong Land Holdings Ltd.	704,293	4,063,771
Jardine Matheson Holdings Ltd.	102,686	4,935,366
Link REIT	1,657,491	8,878,338
MTR Corp. Ltd.	984,533	3,540,275
Power Assets Holdings Ltd.	892,118	5,735,928
Prudential PLC	1,650,378	20,656,527
Sino Land Co. Ltd.	2,279,975	2,428,478
Sun Hung Kai Properties Ltd.	922,088	10,625,260
Swire Pacific Ltd., Class A	224,700	1,926,153
Techtronic Industries Co. Ltd.	871,631	9,617,551
WH Group Ltd.(d)	5,311,107	5,118,802
Wharf Real Estate Investment Co. Ltd.	1,094,245	3,106,115
		223,350,380
Ireland — 0.4%
AerCap Holdings NV	116,438	13,623,246
AIB Group PLC	1,328,409	10,963,159
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland (continued)
Bank of Ireland Group PLC	639,684	$ 9,115,577
Kerry Group PLC, Class A	94,816	10,475,882
Kingspan Group PLC	97,353	8,295,388
		52,473,252
Israel — 0.8%
Azrieli Group Ltd.	27,296	2,513,657
Bank Hapoalim BM	784,298	15,064,844
Bank Leumi Le-Israel BM	941,232	17,512,127
Check Point Software Technologies Ltd.(b)(c)	56,223	12,439,339
Elbit Systems Ltd.	16,822	7,493,081
ICL Group Ltd.	479,861	3,294,375
Israel Discount Bank Ltd., Class A	766,917	7,649,783
Mizrahi Tefahot Bank Ltd.	97,883	6,385,081
Nice Ltd.(c)	39,068	6,622,536
Teva Pharmaceutical Industries Ltd., ADR(b)(c)	716,189	12,003,328
Wix.com Ltd.(c)	33,942	5,378,449
		96,356,600
Italy — 3.1%
Banca Mediolanum SpA	141,436	2,437,396
Banco BPM SpA	718,774	8,389,911
BPER Banca SpA	630,823	5,725,525
Coca-Cola HBC AG, Class DI	138,673	7,244,636
Davide Campari-Milano NV(b)	395,137	2,660,205
DiaSorin SpA	14,732	1,576,767
Enel SpA	5,155,775	48,931,957
Eni SpA	1,353,338	21,861,989
Ferrari NV	79,904	39,145,846
FinecoBank Banca Fineco SpA	387,316	8,592,044
Generali	545,970	19,420,978
Infrastrutture Wireless Italiane SpA(d)	176,829	2,162,258
Intesa Sanpaolo SpA	9,571,830	55,137,683
Leonardo SpA	256,545	14,476,040
Mediobanca Banca di Credito Finanziario SpA	316,933	7,375,336
Moncler SpA	148,419	8,466,043
Nexi SpA(d)	308,278	1,841,131
Poste Italiane SpA(d)	288,895	6,207,158
Prysmian SpA	178,125	12,611,107
Recordati Industria Chimica e Farmaceutica SpA	73,271	4,605,449
Ryanair Holdings PLC	537,761	15,253,969
Snam SpA	1,278,281	7,738,317
Telecom Italia SpA/Milano(b)(c)	6,356,063	3,140,626
Terna - Rete Elettrica Nazionale	895,076	9,202,246
UniCredit SpA	885,109	59,376,085
Unipol Assicurazioni SpA	226,360	4,483,007
		378,063,709
Japan — 21.4%
Advantest Corp.	485,600	35,998,011
Aeon Co. Ltd.	469,346	14,386,756
AGC, Inc.	123,948	3,636,099
Aisin Corp.	334,238	4,275,707
Ajinomoto Co., Inc.	572,508	15,528,219
ANA Holdings, Inc.	103,111	2,018,918
Asahi Group Holdings Ltd.	915,906	12,243,041
Asahi Kasei Corp.	777,468	5,534,608
Asics Corp.	406,200	10,358,248
Astellas Pharma, Inc.	1,147,043	11,230,641
Bandai Namco Holdings, Inc.	376,512	13,493,892
Bridgestone Corp.	359,541	14,702,414
Canon, Inc.	591,748	17,162,891
Capcom Co. Ltd.	220,000	7,513,326
Security	Shares	Value
Japan (continued)
Central Japan Railway Co.	489,600	$ 10,944,805
Chiba Bank Ltd.	355,370	3,284,231
Chubu Electric Power Co., Inc.	406,311	5,027,866
Chugai Pharmaceutical Co. Ltd.	425,730	22,230,692
Concordia Financial Group Ltd.	649,470	4,214,909
Dai Nippon Printing Co. Ltd.	247,336	3,754,520
Daifuku Co. Ltd.	204,428	5,259,101
Dai-ichi Life Holdings, Inc.	2,223,500	16,904,391
Daiichi Sankyo Co. Ltd.	1,086,362	25,168,927
Daikin Industries Ltd.	167,168	19,622,791
Daito Trust Construction Co. Ltd.	37,070	4,037,606
Daiwa House Industry Co. Ltd.	355,276	12,208,270
Daiwa Securities Group, Inc.	841,852	5,978,851
Denso Corp.	1,199,360	16,185,705
Dentsu Group, Inc.	128,182	2,840,249
Disco Corp.	57,977	17,175,301
East Japan Railway Co.	575,232	12,373,775
Eisai Co. Ltd.	167,315	4,805,357
ENEOS Holdings, Inc.	1,731,363	8,582,075
FANUC Corp.	599,355	16,270,853
Fast Retailing Co. Ltd.	120,623	41,357,271
Fuji Electric Co. Ltd.	85,194	3,923,345
FUJIFILM Holdings Corp.	709,624	15,367,312
Fujikura Ltd.	160,000	8,416,868
Fujitsu Ltd.	1,115,840	27,069,576
Hankyu Hanshin Holdings, Inc.	144,463	3,927,033
Hikari Tsushin, Inc.	11,006	3,249,701
Hitachi Ltd.	2,897,065	84,201,254
Honda Motor Co. Ltd.	2,671,705	25,762,839
Hoshizaki Corp.	68,730	2,368,302
Hoya Corp.	218,778	25,982,532
Hulic Co. Ltd.	292,867	2,954,084
Idemitsu Kosan Co. Ltd.	515,400	3,125,580
IHI Corp.	92,900	10,048,406
Inpex Corp.	558,700	7,842,564
Isuzu Motors Ltd.	338,482	4,287,866
ITOCHU Corp.	751,473	39,350,874
Japan Airlines Co. Ltd.	92,162	1,879,727
Japan Exchange Group, Inc.	634,672	6,429,241
Japan Post Bank Co. Ltd.	1,137,100	12,258,537
Japan Post Holdings Co. Ltd.	1,128,229	10,449,899
Japan Post Insurance Co. Ltd.	121,200	2,743,998
Japan Tobacco, Inc.	760,641	22,408,041
JFE Holdings, Inc.	367,412	4,273,977
Kajima Corp.	252,877	6,595,463
Kansai Electric Power Co., Inc.	603,951	7,162,752
Kao Corp.	295,307	13,231,403
Kawasaki Kisen Kaisha Ltd.	222,400	3,149,642
KDDI Corp.	1,939,350	33,299,763
Keyence Corp.	122,980	49,170,849
Kikkoman Corp.	427,220	3,962,823
Kirin Holdings Co. Ltd.	493,555	6,916,494
Kobe Bussan Co. Ltd.	94,000	2,919,223
Komatsu Ltd.	572,654	18,893,883
Konami Group Corp.	63,699	10,070,918
Kubota Corp.	615,889	6,945,320
Kyocera Corp.	815,400	9,793,243
Kyowa Kirin Co. Ltd.	147,097	2,517,899
Lasertec Corp.	50,600	6,783,467
LY Corp.	1,814,227	6,681,082
M3, Inc.	280,813	3,857,444
Makita Corp.	151,639	4,670,170

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Marubeni Corp.	894,764	$ 18,036,859
MatsukiyoCocokara & Co.	208,100	4,280,723
MEIJI Holdings Co. Ltd.	152,468	3,371,647
MINEBEA MITSUMI, Inc.	229,808	3,360,650
Mitsubishi Chemical Group Corp.	855,809	4,498,150
Mitsubishi Corp.	2,162,291	43,206,638
Mitsubishi Electric Corp.	1,205,521	25,929,511
Mitsubishi Estate Co. Ltd.	673,882	12,633,342
Mitsubishi HC Capital, Inc.	560,573	4,127,343
Mitsubishi Heavy Industries Ltd.	2,026,950	50,723,163
Mitsubishi UFJ Financial Group, Inc.	7,251,270	98,860,828
Mitsui & Co. Ltd.	1,562,000	31,833,508
Mitsui Fudosan Co. Ltd.	1,664,860	16,117,643
Mitsui OSK Lines Ltd.	216,800	7,241,062
Mizuho Financial Group, Inc.	1,510,451	41,930,006
MonotaRO Co. Ltd.	158,600	3,122,175
MS&AD Insurance Group Holdings, Inc.	815,472	18,230,367
Murata Manufacturing Co. Ltd.	1,057,575	15,631,681
NEC Corp.	778,270	22,706,060
Nexon Co. Ltd.	207,548	4,180,347
NIDEC Corp.	529,140	10,282,823
Nintendo Co. Ltd.	698,220	67,049,915
Nippon Building Fund, Inc.	4,866	4,493,164
Nippon Paint Holdings Co. Ltd.	600,280	4,827,607
Nippon Sanso Holdings Corp.	109,593	4,147,163
Nippon Steel Corp.	613,056	11,594,073
Nippon Telegraph & Telephone Corp.	18,940,400	20,249,371
Nippon Yusen KK	277,566	9,985,419
Nissan Motor Co. Ltd.(c)	1,404,515	3,398,335
Nissin Foods Holdings Co. Ltd.	123,723	2,570,364
Nitori Holdings Co. Ltd.	50,823	4,891,727
Nitto Denko Corp.	447,930	8,650,186
Nomura Holdings, Inc.	1,905,118	12,554,157
Nomura Research Institute Ltd.	239,463	9,577,901
NTT Data Group Corp.	160,007	4,429,110
Obayashi Corp.	412,134	6,244,580
Obic Co. Ltd.	205,170	7,978,048
Olympus Corp.	709,112	8,423,060
Omron Corp.	110,928	2,990,224
Ono Pharmaceutical Co. Ltd.	236,631	2,564,552
Oracle Corp. Japan	24,335	2,900,502
Oriental Land Co. Ltd./Japan	684,720	15,770,316
ORIX Corp.	731,600	16,509,766
Osaka Gas Co. Ltd.	228,708	5,866,341
Otsuka Corp.	144,264	2,938,857
Otsuka Holdings Co. Ltd.	279,955	13,879,970
Pan Pacific International Holdings Corp.	241,536	8,307,643
Panasonic Holdings Corp.	1,477,957	15,813,133
Rakuten Group, Inc.(c)	955,600	5,265,526
Recruit Holdings Co. Ltd.	888,894	52,272,832
Renesas Electronics Corp.	1,067,108	13,201,646
Resona Holdings, Inc.	1,313,399	12,130,308
Ricoh Co. Ltd.	336,581	3,176,450
Sanrio Co. Ltd.	113,100	5,469,020
SBI Holdings, Inc.	172,897	6,024,618
SCREEN Holdings Co. Ltd.	50,900	4,138,749
SCSK Corp.	99,000	2,982,639
Secom Co. Ltd.	266,214	9,563,711
Sekisui Chemical Co. Ltd.	239,078	4,329,863
Sekisui House Ltd.	378,199	8,323,906
Seven & i Holdings Co. Ltd.	1,403,277	22,586,185
SG Holdings Co. Ltd.	199,804	2,225,415
Security	Shares	Value
Japan (continued)
Shimadzu Corp.	150,663	$ 3,724,839
Shimano, Inc.	48,270	6,998,205
Shin-Etsu Chemical Co. Ltd.	1,132,330	37,391,750
Shionogi & Co. Ltd.	479,263	8,627,825
Shiseido Co. Ltd.	254,078	4,537,998
SMC Corp.	36,041	12,915,729
SoftBank Corp.	18,138,700	28,095,952
SoftBank Group Corp.	603,700	43,892,611
Sompo Holdings, Inc.	565,026	17,026,938
Sony Group Corp.	3,889,840	101,137,029
Subaru Corp.	371,746	6,444,730
Sumitomo Corp.	690,840	17,828,308
Sumitomo Electric Industries Ltd.	452,980	9,713,428
Sumitomo Metal Mining Co. Ltd.	158,115	3,896,740
Sumitomo Mitsui Financial Group, Inc.	2,334,081	58,774,386
Sumitomo Mitsui Trust Group, Inc.	411,552	10,946,225
Sumitomo Realty & Development Co. Ltd.	196,849	7,602,177
Suntory Beverage & Food Ltd.	88,140	2,818,666
Suzuki Motor Corp.	996,176	12,010,124
Sysmex Corp.	319,866	5,567,973
T&D Holdings, Inc.	310,306	6,811,248
Taisei Corp.	98,510	5,737,276
Takeda Pharmaceutical Co. Ltd.	1,008,408	31,132,563
TDK Corp.	1,232,070	14,381,395
Terumo Corp.	844,612	15,500,205
TIS, Inc.	134,400	4,503,697
Toho Co. Ltd.	70,482	4,158,144
Tokio Marine Holdings, Inc.	1,162,061	49,249,341
Tokyo Electron Ltd.	283,279	54,250,577
Tokyo Gas Co. Ltd.	209,055	6,953,604
Tokyo Metro Co. Ltd.	184,000	2,141,147
Tokyu Corp.	316,165	3,761,139
TOPPAN Holdings, Inc.	151,400	4,113,085
Toray Industries, Inc.	882,714	6,042,399
Toyota Industries Corp.	102,600	11,579,715
Toyota Motor Corp.	5,994,245	103,238,792
Toyota Tsusho Corp.	405,343	9,181,525
Trend Micro, Inc./Japan	80,934	5,597,869
Unicharm Corp.	709,706	5,124,633
West Japan Railway Co.	285,080	6,517,232
Yakult Honsha Co. Ltd.	162,264	3,055,919
Yamaha Motor Co. Ltd.	584,981	4,377,456
Yokogawa Electric Corp.	144,463	3,859,163
Zensho Holdings Co. Ltd.	60,900	3,686,053
ZOZO, Inc.	256,653	2,773,058
		2,589,533,457
Luxembourg — 0.1%
ArcelorMittal SA	295,084	9,370,187
CVC Capital Partners PLC(d)	135,654	2,789,243
Eurofins Scientific SE	74,893	5,337,274
		17,496,704
Macau — 0.1%
Galaxy Entertainment Group Ltd.	1,394,058	6,214,148
Sands China Ltd.	1,548,860	3,237,010
		9,451,158
Netherlands — 4.2%
ABN AMRO Bank NV(d)	291,095	7,948,627
Adyen NV(c)(d)	15,936	29,267,054
Aegon Ltd.	834,441	6,046,953
Akzo Nobel NV	108,616	7,620,897
Argenx SE(c)	38,267	21,183,950
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
ASM International NV	29,706	$ 19,055,739
ASML Holding NV	249,101	199,613,836
ASR Nederland NV	93,566	6,217,049
BE Semiconductor Industries NV	51,604	7,717,555
Euronext NV(d)	49,800	8,532,829
EXOR NV	56,393	5,692,734
Heineken Holding NV	81,565	6,086,353
Heineken NV	182,566	15,927,574
IMCD NV	37,719	5,073,030
ING Groep NV	1,990,485	43,626,832
JDE Peet’s NV	108,303	3,093,629
Koninklijke Ahold Delhaize NV	577,439	24,117,571
Koninklijke KPN NV	2,465,216	12,025,793
Koninklijke Philips NV	527,509	12,666,732
NN Group NV	170,521	11,346,319
Randstad NV	68,486	3,165,489
Universal Music Group NV	695,900	22,575,380
Wolters Kluwer NV, Class C	151,197	25,285,912
		503,887,837
New Zealand — 0.3%
Auckland International Airport Ltd.	1,042,001	4,919,248
Contact Energy Ltd.	518,579	2,845,876
Fisher & Paykel Healthcare Corp. Ltd.	371,523	8,160,396
Infratil Ltd.	578,817	3,734,947
Meridian Energy Ltd.	824,932	2,966,739
Xero Ltd.(c)	92,430	10,937,173
		33,564,379
Norway — 0.6%
Aker BP ASA	200,935	5,134,771
DNB Bank ASA	567,674	15,698,783
Equinor ASA	531,108	13,412,628
Gjensidige Forsikring ASA	127,566	3,233,790
Kongsberg Gruppen ASA	277,380	10,755,995
Mowi ASA	292,569	5,650,503
Norsk Hydro ASA	890,750	5,100,789
Orkla ASA	445,637	4,853,649
Salmar ASA	41,768	1,810,054
Telenor ASA	391,643	6,098,742
		71,749,704
Poland — 0.0%
InPost SA(c)	144,111	2,398,253
Portugal — 0.1%
Banco Espirito Santo SA, Class N, Registered Shares(c)(e)	47,542	1
EDP SA	2,002,555	8,699,656
Galp Energia SGPS SA, Class B	263,248	4,818,977
Jeronimo Martins SGPS SA	180,804	4,577,576
		18,096,210
Singapore — 1.8%
CapitaLand Ascendas REIT	2,393,575	5,050,810
CapitaLand Integrated Commercial Trust	3,705,347	6,327,153
CapitaLand Investment Ltd./Singapore	1,488,130	3,102,246
DBS Group Holdings Ltd.	1,347,269	47,561,357
Genting Singapore Ltd.	3,919,125	2,204,265
Grab Holdings Ltd., Class A(b)(c)	1,466,788	7,377,944
Keppel Ltd.(b)	922,142	5,384,914
Oversea-Chinese Banking Corp. Ltd.	2,146,487	27,525,081
Sea Ltd., Class A, ADR(c)	241,963	38,699,562
Sembcorp Industries Ltd.	566,800	3,053,402
Security	Shares	Value
Singapore (continued)
Singapore Airlines Ltd.	951,399	$ 5,218,187
Singapore Exchange Ltd.	505,926	5,923,999
Singapore Technologies Engineering Ltd.	1,000,779	6,136,459
Singapore Telecommunications Ltd.	4,710,946	14,202,496
STMicroelectronics NV	429,824	13,179,261
United Overseas Bank Ltd.	801,505	22,685,558
		213,632,694
South Africa — 0.2%
Anglo American PLC	709,369	20,910,695
South Korea — 0.0%
Delivery Hero SE(c)(d)	118,087	3,205,143
Spain — 3.1%
Acciona SA	15,773	2,844,887
ACS Actividades de Construccion y Servicios SA	113,979	7,922,409
Aena SME SA(d)	475,430	12,691,021
Amadeus IT Group SA	285,574	24,126,170
Banco Bilbao Vizcaya Argentaria SA	3,653,381	56,255,764
Banco de Sabadell SA	3,448,588	10,978,754
Banco Santander SA	9,584,084	79,364,627
Bankinter SA	426,406	5,566,506
CaixaBank SA	2,501,529	21,675,284
Cellnex Telecom SA(d)	312,796	12,179,732
EDP Renovaveis SA	205,958	2,304,610
Endesa SA	203,655	6,450,791
Grifols SA , Class A(c)	189,740	2,315,204
Iberdrola SA	3,666,340	70,533,175
Industria de Diseno Textil SA	691,482	36,072,375
Redeia Corp. SA	180,542	3,863,191
Repsol SA	735,477	10,757,382
Telefonica SA	2,331,177	12,269,176
		378,171,058
Sweden — 3.0%
AddTech AB, B Shares	164,757	5,616,822
Alfa Laval AB	182,147	7,671,776
Assa Abloy AB, Class B	635,363	19,863,758
Atlas Copco AB, A Shares	1,702,710	27,526,012
Atlas Copco AB, B Shares	989,449	14,082,412
Beijer Ref AB, Class B	243,711	3,846,004
Boliden AB(c)	173,653	5,426,562
Epiroc AB, Class A	418,704	9,110,933
Epiroc AB, Class B	247,954	4,753,909
EQT AB	238,327	7,994,915
Essity AB, Class B	386,841	10,711,184
Evolution AB(d)	93,790	7,449,089
Fastighets AB Balder, B shares(c)	456,914	3,405,961
H&M Hennes & Mauritz AB, B Shares	359,813	5,067,650
Hexagon AB, B shares	1,316,104	13,265,793
Holmen AB, Class B	48,563	1,923,683
Industrivarden AB, C Shares	96,473	3,493,455
Industrivarden AB, Class A	75,207	2,734,032
Indutrade AB	173,398	4,734,651
Investment AB Latour, Class B	94,384	2,489,400
Investor AB, B Shares	1,093,841	32,414,207
L E Lundbergforetagen AB, B Shares	48,228	2,407,426
Lifco AB, B Shares	147,770	5,988,647
Nibe Industrier AB, B Shares	958,793	4,093,720
Saab AB, Class B	203,046	11,352,962
Sagax AB, Class B	139,805	3,203,521
Sandvik AB	675,888	15,519,973
Securitas AB, Class B	313,390	4,692,178

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	1,005,928	$ 17,533,856
Skanska AB, B Shares	215,205	5,013,113
SKF AB, B Shares	218,663	5,022,755
Svenska Cellulosa AB SCA, Class B	381,169	4,956,250
Svenska Handelsbanken AB, A Shares	924,604	12,377,934
Swedbank AB, A Shares	534,474	14,156,249
Swedish Orphan Biovitrum AB(c)	123,858	3,769,635
Tele2 AB, B Shares	346,512	5,058,180
Telefonaktiebolaget LM Ericsson, B Shares	1,760,893	15,047,397
Telia Co. AB	1,488,657	5,354,435
Trelleborg AB	128,016	4,768,736
Volvo AB, Class B	1,006,939	28,332,853
		362,232,028
Switzerland — 7.7%
ABB Ltd., Class N, Registered Shares	1,002,537	60,080,862
Alcon AG	316,763	28,091,467
Avolta AG, Class N	55,468	3,021,402
Baloise Holding AG, Class N, Registered Shares	26,389	6,223,897
Banque Cantonale Vaudoise, Registered Shares	19,123	2,205,509
Barry Callebaut AG, Class N, Registered Shares	2,312	2,527,175
BKW AG	13,713	3,006,569
Chocoladefabriken Lindt & Spruengli AG	594	10,011,033
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	68	11,337,342
Cie Financiere Richemont SA, Class A, Registered Shares	340,025	64,343,870
DSM-Firmenich AG	117,890	12,541,750
EMS-Chemie Holding AG, Registered Shares	4,440	3,356,653
Galderma Group AG	67,542	9,817,613
Geberit AG, Class N, Registered Shares	21,191	16,688,860
Givaudan SA, Class N, Registered Shares	5,853	28,384,274
Helvetia Holding AG, Registered Shares	23,475	5,511,370
Julius Baer Group Ltd., Class N	130,752	8,869,541
Kuehne and Nagel International AG, Registered Shares	30,373	6,577,052
Logitech International SA, Class N, Registered Shares	96,491	8,750,234
Lonza Group AG, Registered Shares	45,785	32,743,759
Nestle SA, Class N, Registered Shares	1,660,833	165,130,550
Novartis AG, Class N, Registered Shares	1,202,513	145,957,536
Partners Group Holding AG	14,386	18,821,583
Sandoz Group AG	264,973	14,521,415
Schindler Holding AG	25,889	9,640,286
Schindler Holding AG, Class N, Registered Shares	14,984	5,443,487
SGS SA, Registered Shares	96,102	9,757,776
SIG Group AG	192,873	3,567,580
Sika AG, Registered Shares	96,642	26,294,719
Sonova Holding AG, Registered Shares	32,128	9,581,386
Straumann Holding AG, Registered Shares	70,974	9,289,766
Swatch Group AG(b)	18,473	3,015,918
Swiss Life Holding AG, Class N, Registered Shares	18,211	18,436,150
Swiss Prime Site AG, Registered Shares	49,126	7,374,999
Swisscom AG, Class N, Registered Shares	16,419	11,658,942
Temenos AG, Class N, Registered Shares	36,164	2,597,844
UBS Group AG, Registered Shares	2,084,906	70,786,184
VAT Group AG(d)	17,115	7,252,173
Zurich Insurance Group AG, Class N	92,572	64,774,743
		927,993,269
Security	Shares	Value
United Arab Emirates — 0.0%
NMC Health PLC(c)(e)	45,379	$ 1
United Kingdom — 11.2%
3i Group PLC	616,981	34,916,305
Admiral Group PLC	165,028	7,410,840
Ashtead Group PLC	273,233	17,521,337
Associated British Foods PLC	209,674	5,924,198
AstraZeneca PLC	980,783	136,494,722
Auto Trader Group PLC(d)	564,520	6,394,195
Aviva PLC	1,697,222	14,429,313
BAE Systems PLC	1,903,796	49,408,949
Barclays PLC	9,045,816	41,798,597
Barratt Redrow PLC	870,200	5,449,183
British American Tobacco PLC	1,252,979	59,574,532
BT Group PLC	3,778,672	10,061,548
Bunzl PLC	209,624	6,679,974
Centrica PLC	3,201,967	7,104,433
CK Hutchison Holdings Ltd.	1,699,617	10,465,698
Coca-Cola Europacific Partners PLC	145,724	13,511,529
Compass Group PLC	1,073,173	36,350,484
Croda International PLC	84,228	3,381,586
DCC PLC	62,555	4,059,855
Diageo PLC	1,406,762	35,473,038
Entain PLC	381,276	4,722,339
Halma PLC	240,637	10,576,980
Hikma Pharmaceuticals PLC	107,464	2,932,586
HSBC Holdings PLC	11,178,397	135,215,904
Imperial Brands PLC	494,790	19,549,215
Informa PLC	848,111	9,389,604
InterContinental Hotels Group PLC	93,786	10,723,032
International Consolidated Airlines Group SA, Class DI	786,125	3,703,610
Intertek Group PLC	102,001	6,644,197
J Sainsbury PLC	1,118,303	4,450,688
JD Sports Fashion PLC	1,681,620	2,050,690
Kingfisher PLC	1,142,805	4,563,898
Land Securities Group PLC	451,842	3,924,613
Legal & General Group PLC	3,704,567	12,962,039
Lloyds Banking Group PLC	38,043,702	40,003,544
London Stock Exchange Group PLC	301,460	44,087,658
M&G PLC	1,439,430	5,087,976
Marks & Spencer Group PLC	1,294,625	6,300,965
Melrose Industries PLC	815,500	5,939,435
National Grid PLC	3,100,896	45,516,994
NatWest Group PLC	5,109,430	35,883,282
Next PLC	73,825	12,608,854
Pearson PLC	379,232	5,586,462
Phoenix Group Holdings PLC	443,566	4,012,996
Reckitt Benckiser Group PLC	431,286	29,382,198
RELX PLC	1,168,442	63,326,831
Rentokil Initial PLC	1,591,932	7,680,700
Rolls-Royce Holdings PLC	5,362,305	71,064,721
Sage Group PLC	637,043	10,939,808
Schroders PLC	458,455	2,279,951
Segro PLC	809,499	7,577,832
Severn Trent PLC	170,203	6,394,893
Smith & Nephew PLC	523,968	8,024,164
Smiths Group PLC	212,297	6,548,158
Spirax Group PLC	47,042	3,846,727
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
SSE PLC	703,691	$ 17,719,019
Standard Chartered PLC	1,276,857	21,130,107
Tesco PLC	4,253,384	23,451,120
Unilever PLC	1,570,642	95,850,308
United Utilities Group PLC	432,214	6,786,948
Vodafone Group PLC	12,616,204	13,505,031
Whitbread PLC	111,068	4,310,106
Wise PLC, Class A(c)	422,301	6,032,729
WPP PLC	683,797	4,814,605
		1,353,513,833
United States — 7.2%
Amrize Ltd.(c)	330,399	16,481,432
BP PLC	10,131,036	50,475,774
CSL Ltd.	306,913	48,480,150
CyberArk Software Ltd.(c)	29,681	12,076,605
Experian PLC	582,981	30,062,141
Ferrovial SE	323,017	17,230,608
GSK PLC	2,603,573	49,640,909
Haleon PLC	5,708,152	29,337,766
Holcim AG	330,399	24,535,143
James Hardie Industries PLC(c)	366,489	9,841,445
Monday.com Ltd.(b)(c)	23,933	7,526,450
QIAGEN NV	136,724	6,587,312
Roche Holding AG	464,511	152,050,580
Sanofi SA	702,217	67,984,266
Schneider Electric SE	345,887	92,865,450
Shell PLC	3,786,191	132,098,374
Spotify Technology SA(c)	97,109	74,515,620
Stellantis NV	1,275,356	12,774,139
Swiss Re AG	191,200	33,075,122
Tenaris SA	257,409	4,825,052
		872,464,338
Total Common Stocks — 98.2% (Cost: $7,486,316,810)		11,887,904,775
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	35,279	2,929,775
Security	Shares	Value
Germany (continued)
Dr. Ing hc F Porsche AG(b)(d)	72,928	$ 3,604,386
Henkel AG & Co. KGaA	106,523	8,370,960
Porsche Automobil Holding SE	97,568	3,873,314
Sartorius AG	16,477	4,196,657
Volkswagen AG	130,715	13,818,342
		36,793,434
Total Preferred Securities — 0.3% (Cost: $44,876,365)		36,793,434
Total Long-Term Investments — 98.5% (Cost: $7,531,193,175)		11,924,698,209
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(f)(g)(h)	40,257,235	40,273,338
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	6,688,388	6,688,388
Total Short-Term Securities — 0.4% (Cost: $46,961,725)		46,961,726
Total Investments — 98.9% (Cost: $7,578,154,900)		11,971,659,935
Other Assets Less Liabilities — 1.1%		139,126,015
Net Assets — 100.0%		$ 12,110,785,950

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 32,246,301	$ 8,028,555 (a)	$ —	$ (4,717)	$ 3,199	$ 40,273,338	40,257,235	$ 65,849 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	34,615,049	—	(27,926,661)(a)	—	—	6,688,388	6,688,388	336,513	—
				$ (4,717)	$ 3,199	$ 46,961,726		$ 402,362	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares MSCI EAFE International Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	217	09/11/25	$ 30,392	$ 1,562,000
SPI 200 Index	128	09/18/25	17,980	20,751
Euro Stoxx 50 Index	897	09/19/25	56,286	92,019
FTSE 100 Index	253	09/19/25	30,535	(330,707)
				$ 1,344,063
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,674,770	$ —	$ —	$ —	$ 1,674,770
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 330,707	$ —	$ —	$ —	$ 330,707

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 14,786,067	$ —	$ —	$ —	$ 14,786,067
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 3,035,590	$ —	$ —	$ —	$ 3,035,590
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$108,497,621
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 823,637,942	$ —	$ 823,637,942
Austria	—	29,654,630	—	29,654,630
Belgium	—	100,618,615	—	100,618,615
Brazil	—	3,878,545	—	3,878,545
Chile	—	6,183,119	—	6,183,119
China	4,808,347	62,279,231	—	67,087,578
Denmark	—	273,828,423	—	273,828,423
Finland	—	127,098,468	—	127,098,468
France	—	1,130,435,830	—	1,130,435,830
Germany	8,152,590	1,188,784,333	—	1,196,936,923
Hong Kong	8,411,667	214,938,713	—	223,350,380
Ireland	13,623,246	38,850,006	—	52,473,252
Israel	29,821,116	66,535,484	—	96,356,600
Italy	—	378,063,709	—	378,063,709
Japan	—	2,589,533,457	—	2,589,533,457
Luxembourg	—	17,496,704	—	17,496,704
Macau	—	9,451,158	—	9,451,158
Netherlands	—	503,887,837	—	503,887,837
New Zealand	7,885,987	25,678,392	—	33,564,379
Norway	12,566,049	59,183,655	—	71,749,704
Poland	—	2,398,253	—	2,398,253
Portugal	—	18,096,209	1	18,096,210
Singapore	46,077,506	167,555,188	—	213,632,694
South Africa	—	20,910,695	—	20,910,695
South Korea	—	3,205,143	—	3,205,143
Spain	6,450,791	371,720,267	—	378,171,058
Sweden	—	362,232,028	—	362,232,028
Switzerland	—	927,993,269	—	927,993,269
United Arab Emirates	—	—	1	1
United Kingdom	13,511,529	1,340,002,304	—	1,353,513,833
United States	110,600,107	761,864,231	—	872,464,338
Preferred Securities
Preferred Stocks	—	36,793,434	—	36,793,434
Short-Term Securities
Money Market Funds	46,961,726	—	—	46,961,726
	$ 308,870,661	$ 11,662,789,272	$ 2	$ 11,971,659,935
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 112,770	$ 1,562,000	$ —	$ 1,674,770
Liabilities
Equity Contracts	—	(330,707)	—	(330,707)
	$ 112,770	$ 1,231,293	$ —	$ 1,344,063

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
June 30, 2025

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 205,858,452	$ 617,139,910	$ 11,924,698,209	$ —
Investments, at value — Master Small Cap Index Series	—	—	—	2,756,447,131
Investments, at value — affiliated(c)	4,842,758	6,457,074	46,961,726	—
Cash pledged for futures contracts	—	—	10,520,897	—
Foreign currency, at value(d)	—	—	102,304,644	—
Receivables:
Investments sold	30,092	4,541,616	9,654	—
Securities lending income — affiliated	—	—	19,008	—
Capital shares sold	359,083	13,708,665	43,617,916	4,957,414
Dividends — unaffiliated	—	—	39,423,567	—
Dividends — affiliated	7,031	16,850	47,581	—
Interest — unaffiliated	2,728,276	1,862,864	—	—
From the Manager	77,319	34,488	—	—
Variation margin on futures contracts	—	—	786,408	—
Withdrawals from the Master Portfolio	—	—	—	63,371,636
Prepaid expenses	27,582	36,269	—	60,324
Total assets	213,930,593	643,797,736	12,168,389,610	2,824,836,505
LIABILITIES
Collateral on securities loaned	—	—	40,278,380	—
Payables:
Investments purchased	468,802	10,184,979	2,593,809	—
Accounting services fees	5,979	5,979	—	3,312
Administration fees	—	—	325,954	88,698
Capital shares redeemed	515,141	674,708	13,579,150	68,328,559
Custodian fees	2,539	3,056	—	—
Income dividend distributions	4,684	36,236	—	—
Investment advisory fees	—	—	96,815	—
Directors’ and Officer’s fees	1,667	1,750	26,750	1,312
Other accrued expenses	33,293	27,067	88,703	39,834
Professional fees	27,581	20,966	267,487	4,219
Service fees	38,668	1,270	121,070	100,917
Transfer agent fees	34,575	23,090	18,408	233,068
Variation margin on futures contracts	—	—	207,134	—
Total liabilities	1,132,929	10,979,101	57,603,660	68,799,919
Commitments and contingent liabilities
NET ASSETS	$ 212,797,664	$ 632,818,635	$ 12,110,785,950	$ 2,756,036,586
NET ASSETS CONSIST OF
Paid-in capital	$ 226,331,034	$ 635,512,500	$ 9,080,341,336	$ 2,167,018,884
Accumulated earnings (loss)	(13,533,370)	(2,693,865)	3,030,444,614	589,017,702
NET ASSETS	$ 212,797,664	$ 632,818,635	$ 12,110,785,950	$ 2,756,036,586
(a) Investments, at cost—unaffiliated	$215,344,669	$611,318,434	$7,531,193,174	$—
(b) Securities loaned, at value	$—	$—	$38,915,979	$—
(c) Investments, at cost—affiliated	$4,842,758	$6,457,074	$46,961,726	$—
(d) Foreign currency, at cost	$—	$—	$100,239,912	$—
Fund Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 30,533,088	$ 135,548,551	$ 1,441,011,291	$ 358,702,300
Shares outstanding	2,847,569	13,910,657	78,377,578	14,968,873
Net asset value	$ 10.72	$ 9.74	$ 18.39	$ 23.96
Shares authorized	Unlimited	Unlimited	1.208 billion	208 million
Par value	$0.001	$0.001	$0.0001	$0.0001
Investor A
Net assets	$ 15,774,591	$ 6,237,789	$ 450,284,171	$ 218,573,989
Shares outstanding	1,471,104	639,179	24,711,597	9,120,547
Net asset value	$ 10.72	$ 9.76	$ 18.22	$ 23.97
Shares authorized	Unlimited	Unlimited	208 million	208 million
Par value	$0.001	$0.001	$0.0001	$0.0001
Investor P
Net assets	$ 166,257,160	N/A	$ 158,846,768	$ 291,854,225
Shares outstanding	15,505,710	N/A	8,748,769	12,225,193
Net asset value	$ 10.72	N/A	$ 18.16	$ 23.87
Shares authorized	Unlimited	N/A	2 billion	2 billion
Par value	$0.001	N/A	$0.0001	$0.0001
Class G
Net assets	N/A	N/A	$ 3,364,727,521	N/A
Shares outstanding	N/A	N/A	182,808,713	N/A
Net asset value	N/A	N/A	$ 18.41	N/A
Shares authorized	N/A	N/A	800 million	N/A
Par value	N/A	N/A	$0.0001	N/A
Class K
Net assets	$ 232,825	$ 491,032,295	$ 6,695,916,199	$ 1,886,906,072
Shares outstanding	21,716	50,325,992	363,675,889	78,430,029
Net asset value	$ 10.72	$ 9.76	$ 18.41	$ 24.06
Shares authorized	Unlimited	Unlimited	1.208 billion	1.208 billion
Par value	$0.001	$0.001	$0.0001	$0.0001
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended June 30, 2025

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$—	$—	$244,519,465	$—
Dividends — affiliated	50,579	193,465	336,514	—
Interest — unaffiliated	3,954,731	13,231,676	—	—
Securities lending income — affiliated — net	—	52	65,848	—
Other income — unaffiliated	—	—	63,185	—
Foreign taxes withheld	—	—	(19,115,884)	—
Foreign withholding tax claims	—	—	5,109,980	—
Net investment income allocated from the Master Small Cap Index Series:
Dividends — unaffiliated	—	—	—	10,671,112
Dividends — affiliated	—	—	—	478,321
Interest — unaffiliated	—	—	—	32,346
Securities lending income — affiliated — net	—	—	—	1,111,597
Foreign taxes withheld	—	—	—	(50,704)
Expenses	—	—	—	(241,911)
Fees waived	—	—	—	7,147
Total investment income	4,005,310	13,425,193	230,979,108	12,007,908
EXPENSES
Service — class specific	232,637	5,352	697,358	616,256
Professional	148,152	87,645	126,155	45,692
Investment advisory	110,442	26,208	551,019	—
Transfer agent — class specific	65,547	50,525	—	363,632
Registration	31,742	29,541	—	49,874
Printing and postage	24,798	20,921	—	9,743
Directors and Officer	4,539	5,275	45,587	560
Accounting services	4,475	4,475	—	2,484
Custodian	2,421	2,507	—	—
Administration	—	—	—	531,754
Administration — class specific	—	—	1,855,262	—
Miscellaneous	9,966	7,816	320	14,661
Total expenses excluding interest expense	634,719	240,265	3,275,701	1,634,656
Interest expense — unaffiliated	—	—	505	—
Total expenses	634,719	240,265	3,276,206	1,634,656
Less:
Fees waived and/or reimbursed by the Administrator	—	—	(64,675)	(3,637)
Fees waived and/or reimbursed by the Manager	(115,598)	(43,319)	(5,553)	—
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(10,391)	(7,014)	—	(102,656)
Total expenses after fees waived and/or reimbursed	508,730	189,932	3,205,978	1,528,363
Net investment income	3,496,580	13,235,261	227,773,130	10,479,545
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,642,101)	1,436	(48,409,712)	—
Investments — affiliated	—	—	(4,717)	—
Foreign currency transactions	—	—	4,334,809	—
Futures contracts	—	—	14,786,067	—
Net realized gain (loss) allocated from the Master Small Cap Index Series from:
Investments — unaffiliated	—	—	—	72,122,880
Investments — affiliated	—	—	—	1,400,569
Futures contracts	—	—	—	(3,546,167)
Litigation proceeds	—	—	—	99,645
Swaps	—	—	—	(607,833)
	(1,642,101)	1,436	(29,293,553)	69,469,094
Fund Statements of Operations

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2025
	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	$(4,082,360)	$6,967,414	$1,889,430,035	$—
Investments — affiliated	—	—	3,199	—
Foreign currency translations	—	—	5,584,797	—
Futures contracts	—	—	3,035,590	—
Net change in unrealized appreciation (depreciation) allocated from Master Small Cap Index Series on:
Investments — unaffiliated	—	—	—	(128,655,563)
Investments — affiliated	—	—	—	(378,655)
Futures contracts	—	—	—	729,702
Swaps	—	—	—	527,484
	(4,082,360)	6,967,414	1,898,053,621	(127,777,032)
Net realized and unrealized gain (loss)	(5,724,461)	6,968,850	1,868,760,068	(58,307,938)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,227,881)	$20,204,111	$2,096,533,198	$(47,828,393)
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Municipal Bond Index Fund		iShares Short-Term TIPS Bond Index Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,496,580	$6,776,868	$13,235,261	$13,653,471
Net realized gain (loss)	(1,642,101)	(603,446)	1,436	(1,007,153)
Net change in unrealized appreciation (depreciation)	(4,082,360)	(3,764,543)	6,967,414	1,527,951
Net increase (decrease) in net assets resulting from operations	(2,227,881)	2,408,879	20,204,111	14,174,269
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income
Institutional	(579,412)	(1,162,452)	(3,233,642)	(5,354,694)
Investor A	(246,291)	(476,540)	(106,128)	(85,625)
Investor P	(2,647,508)	(5,134,779)	—	—
Class K	(3,951)	(3,430)	(9,894,520)	(8,212,648)
Return of capital
Institutional	—	—	—	(4,211)
Investor A	—	—	—	(72)
Class K	—	—	—	(6,510)
Decrease in net assets resulting from distributions to shareholders	(3,477,162)	(6,777,201)	(13,234,290)	(13,663,760)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(15,112,544)	(21,743,333)	173,183,307	174,310,493
NET ASSETS
Total increase (decrease) in net assets	(20,817,587)	(26,111,655)	180,153,128	174,821,002
Beginning of period	233,615,251	259,726,906	452,665,507	277,844,505
End of period	$212,797,664	$233,615,251	$632,818,635	$452,665,507

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	iShares MSCI EAFE International Index Fund		iShares Russell 2000 Small-Cap Index Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$227,773,130	$300,377,124	$10,479,545	$35,580,959
Net realized gain (loss)	(29,293,553)	(57,363,544)	69,469,094	70,086,171
Net change in unrealized appreciation (depreciation)	1,898,053,621	103,232,249	(127,777,032)	194,596,740
Net increase (decrease) in net assets resulting from operations	2,096,533,198	346,245,829	(47,828,393)	300,263,870
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(35,110,836)	—	(19,874,643)
Investor A	—	(12,043,204)	—	(9,913,008)
Investor P	—	(4,162,363)	—	(13,243,145)
Class G	—	(103,106,795)	—	—
Class K	—	(184,909,666)	—	(89,277,168)
Decrease in net assets resulting from distributions to shareholders	—	(339,332,864)	—	(132,307,964)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(278,552,297)	770,122,500	(65,205,246)	(66,811,632)
NET ASSETS
Total increase (decrease) in net assets	1,817,980,901	777,035,465	(113,033,639)	101,144,274
Beginning of period	10,292,805,049	9,515,769,584	2,869,070,225	2,767,925,951
End of period	$12,110,785,950	$10,292,805,049	$2,756,036,586	$2,869,070,225

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$10.99	$11.19	$10.81	$12.16	$12.29	$12.02
Net investment income(a)	0.18	0.33	0.32	0.30	0.29	0.30
Net realized and unrealized gain (loss)(b)	(0.27)	(0.20)	0.38	(1.35)	(0.11)	0.29
Net increase (decrease) from investment operations	(0.09)	0.13	0.70	(1.05)	0.18	0.59
Distributions(c)
From net investment income	(0.18)	(0.33)	(0.32)	(0.30)	(0.29)	(0.30)
From net realized gain	—	—	—	(0.00)(d)	(0.02)	(0.02)
Total distributions	(0.18)	(0.33)	(0.32)	(0.30)	(0.31)	(0.32)
Net asset value, end of period	$10.72	$10.99	$11.19	$10.81	$12.16	$12.29
Total Return(e)
Based on net asset value	(0.81)%(f)	1.20%	6.58%	(8.61)%	1.54%	4.97%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.29%	0.25%(i)	0.24%	0.25%	0.23%
Total expenses after fees waived and/or reimbursed	0.25%(h)	0.25%	0.25%	0.24%	0.24%	0.22%
Net investment income	3.37%(h)	2.99%	2.92%	2.75%	2.40%	2.46%
Supplemental Data
Net assets, end of period (000)	$30,533	$38,690	$41,268	$37,235	$11,794	$6,115
Portfolio turnover rate	20%	37%	10%	21%	7%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$10.99	$11.19	$10.81	$12.16	$12.29	$12.02
Net investment income(a)	0.17	0.30	0.29	0.27	0.26	0.27
Net realized and unrealized gain (loss)(b)	(0.27)	(0.20)	0.38	(1.35)	(0.11)	0.29
Net increase (decrease) from investment operations	(0.10)	0.10	0.67	(1.08)	0.15	0.56
Distributions(c)
From net investment income	(0.17)	(0.30)	(0.29)	(0.27)	(0.26)	(0.27)
From net realized gain	—	—	—	(0.00)(d)	(0.02)	(0.02)
Total distributions	(0.17)	(0.30)	(0.29)	(0.27)	(0.28)	(0.29)
Net asset value, end of period	$10.72	$10.99	$11.19	$10.81	$12.16	$12.29
Total Return(e)
Based on net asset value	(0.94)%(f)	0.95%	6.31%	(8.85)%	1.28%	4.70%
Ratios to Average Net Assets(g)
Total expenses	0.66%(h)	0.58%	0.55%	0.51%	0.53%	0.50%
Total expenses after fees waived and/or reimbursed	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.48%
Net investment income	3.13%(h)	2.74%	2.66%	2.45%	2.15%	2.22%
Supplemental Data
Net assets, end of period (000)	$15,775	$16,185	$19,071	$20,060	$23,348	$23,315
Portfolio turnover rate	20%	37%	10%	21%	7%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$10.99	$11.19	$10.81	$12.16	$12.29	$12.02
Net investment income(a)	0.17	0.30	0.29	0.27	0.26	0.27
Net realized and unrealized gain (loss)(b)	(0.27)	(0.20)	0.38	(1.35)	(0.11)	0.29
Net increase (decrease) from investment operations	(0.10)	0.10	0.67	(1.08)	0.15	0.56
Distributions(c)
From net investment income	(0.17)	(0.30)	(0.29)	(0.27)	(0.26)	(0.27)
From net realized gain	—	—	—	(0.00)(d)	(0.02)	(0.02)
Total distributions	(0.17)	(0.30)	(0.29)	(0.27)	(0.28)	(0.29)
Net asset value, end of period	$10.72	$10.99	$11.19	$10.81	$12.16	$12.29
Total Return(e)
Based on net asset value	(0.94)%(f)	0.95%	6.32%	(8.84)%	1.29%	4.69%
Ratios to Average Net Assets(g)
Total expenses	0.61%(h)	0.54%	0.50%(i)	0.49%	0.49%	0.50%
Total expenses after fees waived and/or reimbursed	0.50%	0.50%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.13%(h)	2.74%	2.67%	2.45%	2.16%	2.21%
Supplemental Data
Net assets, end of period (000)	$166,257	$178,504	$199,290	$222,859	$292,983	$316,772
Portfolio turnover rate	20%	37%	10%	21%	7%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$10.99	$11.19	$10.81	$12.16	$12.29	$12.02
Net investment income(a)	0.18	0.34	0.32	0.31	0.30	0.30
Net realized and unrealized gain (loss)(b)	(0.27)	(0.20)	0.38	(1.35)	(0.11)	0.29
Net increase (decrease) from investment operations	(0.09)	0.14	0.70	(1.04)	0.19	0.59
Distributions(c)
From net investment income	(0.18)	(0.34)	(0.32)	(0.31)	(0.30)	(0.30)
From net realized gain	—	—	—	(0.00)(d)	(0.02)	(0.02)
Total distributions	(0.18)	(0.34)	(0.32)	(0.31)	(0.32)	(0.32)
Net asset value, end of period	$10.72	$10.99	$11.19	$10.81	$12.16	$12.29
Total Return(e)
Based on net asset value	(0.79)%(f)	1.25%	6.63%	(8.58)%	1.58%	5.00%
Ratios to Average Net Assets(g)
Total expenses	0.34%(h)	0.28%	0.27%	0.32%	0.25%	0.24%
Total expenses after fees waived and/or reimbursed	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.43%(h)	3.06%	2.96%	2.75%	2.45%	2.50%
Supplemental Data
Net assets, end of period (000)	$233	$236	$97	$102	$106	$107
Portfolio turnover rate	20%	37%	10%	21%	7%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$9.60	$9.57	$9.52	$10.37	$10.30	$9.98
Net investment income(a)	0.24	0.41	0.37	0.63	0.46	0.25
Net realized and unrealized gain (loss)(b)	0.14	0.03	0.04	(0.91)	0.07	0.23
Net increase (decrease) from investment operations	0.38	0.44	0.41	(0.28)	0.53	0.48
Distributions(c)
From net investment income	(0.24)	(0.41)	(0.36)	(0.57)	(0.46)	(0.16)
From net realized gain	—	—	—	—	—	(0.00)(d)
Return of capital	—	(0.00)(d)	(0.00)(d)	(0.00)(d)	—	—
Total distributions	(0.24)	(0.41)	(0.36)	(0.57)	(0.46)	(0.16)
Net asset value, end of period	$9.74	$9.60	$9.57	$9.52	$10.37	$10.30
Total Return(e)
Based on net asset value	3.94%(f)	4.72%	4.41%	(2.81)%	5.18%	4.89%
Ratios to Average Net Assets(g)
Total expenses	0.12%(h)	0.13%	0.23%	0.19%	0.29%	0.55%
Total expenses after fees waived and/or reimbursed	0.10%(h)	0.11%	0.11%	0.08%	0.07%	0.07%
Net investment income	4.89%(h)	4.28%	3.99%	6.44%	4.41%	2.51%
Supplemental Data
Net assets, end of period (000)	$135,549	$128,401	$120,828	$23,581	$18,004	$16,549
Portfolio turnover rate	7%	18%	34%	58%	10%	22%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$9.61	$9.58	$9.53	$10.41	$10.34	$9.97
Net investment income(a)	0.24	0.39	0.35	0.54	0.40	0.07
Net realized and unrealized gain (loss)(b)	0.14	0.03	0.04	(0.85)	0.10	0.39
Net increase (decrease) from investment operations	0.38	0.42	0.39	(0.31)	0.50	0.46
Distributions(c)
From net investment income	(0.23)	(0.39)	(0.34)	(0.57)	(0.43)	(0.09)
From net realized gain	—	—	—	—	—	(0.00)(d)
Return of capital	—	(0.00)(d)	(0.00)(d)	(0.00)(d)	—	—
Total distributions	(0.23)	(0.39)	(0.34)	(0.57)	(0.43)	(0.09)
Net asset value, end of period	$9.76	$9.61	$9.58	$9.53	$10.41	$10.34
Total Return(e)
Based on net asset value	3.92%(f)	4.45%	4.22%	(3.15)%	4.89%	4.64%
Ratios to Average Net Assets(g)
Total expenses	0.43%(h)	0.51%	0.60%	0.58%	0.71%	1.18%
Total expenses after fees waived and/or reimbursed	0.36%(h)	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	4.95%(h)	4.02%	3.70%	5.46%	3.79%	0.71%
Supplemental Data
Net assets, end of period (000)	$6,238	$2,524	$2,093	$2,514	$1,908	$1,475
Portfolio turnover rate	7%	18%	34%	58%	10%	22%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$9.61	$9.58	$9.53	$10.41	$10.34	$9.98
Net investment income(a)	0.25	0.41	0.37	0.58	0.49	0.12
Net realized and unrealized gain (loss)(b)	0.14	0.04	0.05	(0.86)	0.04	0.36
Net increase (decrease) from investment operations	0.39	0.45	0.42	(0.28)	0.53	0.48
Distributions(c)
From net investment income	(0.24)	(0.42)	(0.37)	(0.60)	(0.46)	(0.12)
From net realized gain	—	—	—	—	—	(0.00)(d)
Return of capital	—	(0.00)(d)	(0.00)(d)	(0.00)(d)	—	—
Total distributions	(0.24)	(0.42)	(0.37)	(0.60)	(0.46)	(0.12)
Net asset value, end of period	$9.76	$9.61	$9.58	$9.53	$10.41	$10.34
Total Return(e)
Based on net asset value	4.07%(f)	4.77%	4.51%	(2.86)%	5.19%	4.87%
Ratios to Average Net Assets(g)
Total expenses	0.08%(h)	0.09%	0.18%	0.18%	0.28%	0.71%
Total expenses after fees waived and/or reimbursed	0.06%(h)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	5.11%(h)	4.27%	3.92%	5.88%	4.69%	1.17%
Supplemental Data
Net assets, end of period (000)	$491,032	$321,740	$154,923	$109,665	$84,806	$41,536
Portfolio turnover rate	7%	18%	34%	58%	10%	22%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.25	$15.19	$13.25	$15.85	$14.68	$13.86
Net investment income(a)	0.35	0.47	0.43	0.41	0.41	0.30
Net realized and unrealized gain (loss)(b)	2.79	0.11	1.99	(2.64)	1.24	0.81
Net increase (decrease) from investment operations	3.14	0.58	2.42	(2.23)	1.65	1.11
Distributions from net investment income(c)	—	(0.52)	(0.48)	(0.37)	(0.48)	(0.29)
Net asset value, end of period	$18.39	$15.25	$15.19	$13.25	$15.85	$14.68
Total Return(d)
Based on net asset value	20.59%(e)	3.68%	18.33%	(14.18)%	11.28%	8.03%
Ratios to Average Net Assets(f)
Total expenses	0.09%(g)	0.10%	0.10%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%(g)	0.10%	0.10%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.09%(g)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	4.17%(g)	2.96%	2.97%	3.06%	2.57%	2.35%
Supplemental Data
Net assets, end of period (000)	$1,441,011	$1,055,134	$1,126,850	$1,036,641	$1,058,978	$1,004,855
Portfolio turnover rate	6%	4%	17%	4%	3%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.13	$15.08	$13.16	$15.74	$14.58	$13.78
Net investment income(a)	0.32	0.43	0.39	0.38	0.36	0.27
Net realized and unrealized gain (loss)(b)	2.77	0.10	1.97	(2.63)	1.24	0.78
Net increase (decrease) from investment operations	3.09	0.53	2.36	(2.25)	1.60	1.05
Distributions from net investment income(c)	—	(0.48)	(0.44)	(0.33)	(0.44)	(0.25)
Net asset value, end of period	$18.22	$15.13	$15.08	$13.16	$15.74	$14.58
Total Return(d)
Based on net asset value	20.42%(e)	3.39%	18.02%	(14.36)%	11.01%	7.68%
Ratios to Average Net Assets(f)
Total expenses	0.34%(g)	0.35%	0.35%	0.34%	0.34%	0.35%
Total expenses after fees waived and/or reimbursed	0.34%(g)	0.35%	0.35%	0.34%	0.34%	0.35%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.34%(g)	0.34%	0.34%	0.34%	0.34%	0.35%
Net investment income	3.86%(g)	2.69%	2.75%	2.85%	2.31%	2.11%
Supplemental Data
Net assets, end of period (000)	$450,284	$394,057	$385,832	$348,314	$385,287	$351,999
Portfolio turnover rate	6%	4%	17%	4%	3%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.08	$15.02	$13.12	$15.69	$14.53	$13.73
Net investment income(a)	0.32	0.43	0.39	0.39	0.36	0.26
Net realized and unrealized gain (loss)(b)	2.76	0.11	1.95	(2.63)	1.24	0.79
Net increase (decrease) from investment operations	3.08	0.54	2.34	(2.24)	1.60	1.05
Distributions from net investment income(c)	—	(0.48)	(0.44)	(0.33)	(0.44)	(0.25)
Net asset value, end of period	$18.16	$15.08	$15.02	$13.12	$15.69	$14.53
Total Return(d)
Based on net asset value	20.42%(e)	3.46%	17.92%	(14.36)%	11.05%	7.68%
Ratios to Average Net Assets(f)
Total expenses	0.34%(g)	0.35%	0.35%	0.34%	0.34%	0.37%
Total expenses after fees waived and/or reimbursed	0.34%(g)	0.35%	0.35%	0.34%	0.34%	0.37%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.34%(g)	0.34%	0.34%	0.34%	0.34%	0.37%
Net investment income	3.86%(g)	2.70%	2.76%	2.87%	2.30%	2.08%
Supplemental Data
Net assets, end of period (000)	$158,847	$135,186	$137,725	$123,463	$153,682	$146,759
Portfolio turnover rate	6%	4%	17%	4%	3%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Class G
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Period from 10/16/23(a) to 12/31/23

Net asset value, beginning of period	$15.26	$15.20	$14.14
Net investment income(b)	0.34	0.48	0.03
Net realized and unrealized gain(c)	2.81	0.11	1.50
Net increase from investment operations	3.15	0.59	1.53
Distributions from net investment income(d)	—	(0.53)	(0.47)
Net asset value, end of period	$18.41	$15.26	$15.20
Total Return(e)
Based on net asset value	20.64%(f)	3.75%	10.85%(f)
Ratios to Average Net Assets(g)
Total expenses	0.03%(h)	0.03%	0.03%(h)
Total expenses after fees waived and/or reimbursed	0.03%(h)	0.03%	0.02%(h)
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.02%(h)	0.02%	0.02%(h)
Net investment income	4.11%(h)	2.98%	0.89%(h)
Supplemental Data
Net assets, end of period (000)	$3,364,728	$3,110,802	$2,737,539
Portfolio turnover rate	6%	4%	17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.27	$15.21	$13.27	$15.86	$14.69	$13.87
Net investment income(a)	0.35	0.48	0.46	0.43	0.41	0.31
Net realized and unrealized gain (loss)(b)	2.79	0.10	1.96	(2.65)	1.24	0.80
Net increase (decrease) from investment operations	3.14	0.58	2.42	(2.22)	1.65	1.11
Distributions from net investment income(c)	—	(0.52)	(0.48)	(0.37)	(0.48)	(0.29)
Net asset value, end of period	$18.41	$15.27	$15.21	$13.27	$15.86	$14.69
Total Return(d)
Based on net asset value	20.56%(e)	3.73%	18.34%	(14.07)%	11.33%	8.07%
Ratios to Average Net Assets(f)
Total expenses	0.04%(g)	0.05%	0.05%	0.04%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed	0.04%(g)	0.05%	0.05%	0.04%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.04%(g)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	4.16%(g)	2.99%	3.14%	3.19%	2.60%	2.39%
Supplemental Data
Net assets, end of period (000)	$6,695,916	$5,597,626	$5,127,824	$6,236,454	$6,929,470	$5,143,404
Portfolio turnover rate	6%	4%	17%	4%	3%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$24.40	$22.90	$20.17	$25.76	$24.19	$20.46
Net investment income(a)	0.09	0.31	0.33	0.27	0.25	0.23
Net realized and unrealized gain (loss)(b)	(0.53)	2.37	3.07	(5.52)	3.28	3.84
Net increase (decrease) from investment operations	(0.44)	2.68	3.40	(5.25)	3.53	4.07
Distributions(c)
From net investment income	—	(0.47)	(0.35)	(0.28)	(0.29)	(0.25)
From net realized gain	—	(0.71)	(0.32)	(0.06)	(1.67)	(0.09)
Total distributions	—	(1.18)	(0.67)	(0.34)	(1.96)	(0.34)
Net asset value, end of period	$23.96	$24.40	$22.90	$20.17	$25.76	$24.19
Total Return(d)
Based on net asset value	(1.80)%(e)	11.42%	16.90%	(20.39)%	14.73%	19.97%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.14%(i)	0.13%	0.13%	0.13%	0.12%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%(i)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	0.77%(i)	1.28%	1.55%	1.26%	0.93%	1.22%
Supplemental Data
Net assets, end of period (000)	$358,702	$438,850	$400,743	$390,670	$479,451	$331,429
Portfolio turnover rate of the Series	15%	32%	29%	38%	31%	27%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$24.43	$22.93	$20.20	$25.79	$24.22	$20.49
Net investment income(a)	0.06	0.25	0.27	0.22	0.18	0.17
Net realized and unrealized gain (loss)(b)	(0.52)	2.37	3.08	(5.52)	3.28	3.85
Net increase (decrease) from investment operations	(0.46)	2.62	3.35	(5.30)	3.46	4.02
Distributions(c)
From net investment income	—	(0.41)	(0.30)	(0.23)	(0.22)	(0.20)
From net realized gain	—	(0.71)	(0.32)	(0.06)	(1.67)	(0.09)
Total distributions	—	(1.12)	(0.62)	(0.29)	(1.89)	(0.29)
Net asset value, end of period	$23.97	$24.43	$22.93	$20.20	$25.79	$24.22
Total Return(d)
Based on net asset value	(1.88)%(e)	11.15%	16.60%	(20.57)%	14.38%	19.66%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.41%(i)	0.40%	0.42%	0.40%	0.40%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(i)	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	0.55%(i)	1.03%	1.29%	1.01%	0.66%	0.93%
Supplemental Data
Net assets, end of period (000)	$218,574	$226,997	$206,977	$194,549	$243,110	$257,905
Portfolio turnover rate of the Series	15%	32%	29%	38%	31%	27%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$24.34	$22.85	$20.13	$25.70	$24.14	$20.43
Net investment income(a)	0.06	0.25	0.27	0.22	0.18	0.18
Net realized and unrealized gain (loss)(b)	(0.53)	2.35	3.07	(5.50)	3.27	3.82
Net increase (decrease) from investment operations	(0.47)	2.60	3.34	(5.28)	3.45	4.00
Distributions(c)
From net investment income	—	(0.40)	(0.30)	(0.23)	(0.22)	(0.20)
From net realized gain	—	(0.71)	(0.32)	(0.06)	(1.67)	(0.09)
Total distributions	—	(1.11)	(0.62)	(0.29)	(1.89)	(0.29)
Net asset value, end of period	$23.87	$24.34	$22.85	$20.13	$25.70	$24.14
Total Return(d)
Based on net asset value	(1.93)%(e)	11.14%	16.62%	(20.57)%	14.42%	19.65%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.39%(i)	0.39%	0.38%	0.39%	0.38%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(i)	0.37%	0.36%	0.37%	0.37%	0.37%
Net investment income	0.55%(i)	1.03%	1.29%	1.01%	0.67%	0.95%
Supplemental Data
Net assets, end of period (000)	$291,854	$304,046	$287,808	$266,391	$354,746	$329,486
Portfolio turnover rate of the Series	15%	32%	29%	38%	31%	27%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$24.49	$22.98	$20.24	$25.84	$24.26	$20.52
Net investment income(a)	0.10	0.32	0.34	0.28	0.27	0.24
Net realized and unrealized gain (loss)(b)	(0.53)	2.38	3.08	(5.53)	3.29	3.85
Net increase (decrease) from investment operations	(0.43)	2.70	3.42	(5.25)	3.56	4.09
Distributions(c)
From net investment income	—	(0.48)	(0.36)	(0.29)	(0.31)	(0.26)
From net realized gain	—	(0.71)	(0.32)	(0.06)	(1.67)	(0.09)
Total distributions	—	(1.19)	(0.68)	(0.35)	(1.98)	(0.35)
Net asset value, end of period	$24.06	$24.49	$22.98	$20.24	$25.84	$24.26
Total Return(d)
Based on net asset value	(1.76)%(e)	11.47%	16.95%	(20.32)%	14.78%	20.00%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%	0.07%	0.08%
Total expenses after fees waived and/or reimbursed	0.07%(i)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	0.86%(i)	1.32%	1.60%	1.31%	0.99%	1.26%
Supplemental Data
Net assets, end of period (000)	$1,886,906	$1,899,178	$1,872,398	$1,752,177	$2,288,892	$1,835,475
Portfolio turnover rate of the Series	15%	32%	29%	38%	31%	27%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the "Trust") and BlackRock Index Funds, Inc. (the “Corporation”), are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following, each of which is a series of one of the Trust or the Corporation are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock FundsSM	iShares Municipal Bond Index Fund	Municipal Bond Index	Diversified
	iShares Short-Term TIPS Bond Index Fund	Short-Term TIPS Bond Index	Diversified
BlackRock Index Funds, Inc.	iShares MSCI EAFE International Index Fund	International Index	Diversified
	iShares Russell 2000 Small-Cap Index Fund	Small Cap Index	Diversified
Small Cap Index seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), and an affiliate of Small Cap Index, which has the same investment objective and strategies as Small Cap Index. The value of Small Cap Index’s investment in the Series reflects Small Cap Index’s proportionate interest in the net assets of the Series. The performance of Small Cap Index is directly affected by the performance of the Series. At June 30, 2025, the percentage of the Series owned by Small Cap Index was 62.8%. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with Small Cap Index’s financial statements.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Class G Shares are available only to investors on eligible platforms.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Investor A Shares	No	No	None
Class K and Class G Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the "Board", and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) for Municipal Bond Index and BlackRock Advisors, LLC (“BAL”) for Short-Term TIPS Bond Index, International Index and Small Cap Index (“BFA” and “BAL” or together the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For Municipal Bond Index, Short-Term TIPS Bond Index and International Index, for financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when International Index is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
For Small Cap Index, for financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade date basis. Small Cap Index records its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, Small Cap Index accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: International Index may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, International Index recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by International Index and Small Cap Index are recorded on the ex-dividend dates. Distributions from net investment income for Municipal Bond Index and Short-Term TIPS Bond Index are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. Small Cap Index’s policy is to value its financial instruments at fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. Small Cap Index records its investment in the Series at fair value based on Small Cap Index’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 3 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
International Index
BNP Paribas SA	$ 2,060,791	$ (2,060,791)	$ —	$ —
BofA Securities, Inc.	4,624,125	(4,618,387)	—	5,738
Citigroup Global Markets, Inc.	7,526,450	(7,517,717)	—	8,733
Goldman Sachs & Co. LLC	9,103,072	(9,103,072)	—	—
HSBC Bank PLC	9,927	(9,927)	—	—
Morgan Stanley	12,673,837	(12,673,837)	—	—
Wells Fargo Securities LLC	2,917,777	(2,917,777)	—	—
	$ 38,915,979	$ (38,901,508)	$ —	$ 14,471

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2025. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each of the Trust and the Corporation, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and, with respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.
	Municipal Bond Index	Short-Term TIPS Bond Index	International Index
Investment advisory fees	0.10%	0.01%	0.01%
With respect to the Short-Term TIPS Bond Index, International Index and Small Cap Index, the Manager entered into a sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of Short-Term TIPS Bond Index, International Index and Small Cap Index for which BFA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Series to the Manager.
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Service Fees:  The Corporation and the Trust, on behalf of each Fund, entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL on going service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Municipal Bond Index		Short-Term TIPS Bond Index		International Index		Small Cap Index
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor P	0.25	N/A	N/A	N/A	0.25	N/A	0.25	N/A
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor P	Total
Municipal Bond Index	$ 19,794	$ 212,843	$ 232,637
Short-Term TIPS Bond Index	5,352	—	5,352
International Index	515,921	181,437	697,358
Small Cap Index	263,506	352,750	616,256
Administration: The Corporation, on behalf of Small Cap Index and International Index, entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, Small Cap Index pays the Administrator a monthly fee at an annual rate of 0.04% of the average daily net assets of Small Cap Index. Small Cap Index does not pay an investment advisory fee or investment management fee. For International Index, the Administrator is entitled to receive for these administrative services an annual fee of 0.08% based on the average daily net assets of International Index’s Institutional, Investor A and Investor P Shares, 0.015% of the average daily net assets of Class G Shares,and 0.03% of the average daily net assets of Class K Shares.
For the six months ended June 30, 2025, the following table shows the class specific administration fees borne directly by each share class of International Index:
Fund Name	Institutional	Investor A	Investor P	Class G	Class K	Total
International Index	$ 485,414	$ 165,095	$ 58,060	$ 240,650	$ 906,043	$ 1,855,262
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2025, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 59	$ 2,115	$ 336	$ 15	$ 2,525
Short-Term TIPS Bond Index	172	578	—	1,528	2,278
Small Cap Index	3,174	14,567	1,974	4,441	24,156
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 8,970	$ 7,957	$ 48,581	$ 39	$ 65,547
Short-Term TIPS Bond Index	31,425	2,314	—	16,786	50,525
Small Cap Index	128,056	97,147	106,751	31,678	363,632
Other Fees:  For the six months ended June 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:
Fund Name	Investor P
Municipal Bond Index	$ 3,586
International Index	5,125
Small Cap Index	7,731
For the six months ended June 30, 2025, affiliates received CDSCs as follows:
Fund Name	Investor P
Municipal Bond Index	$ 88

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Municipal Bond Index	$ 2,038
Short-Term TIPS Bond Index	3,388
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026, with respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2025, the Manager of International Index waived $5,553 in investment advisory fees pursuant to these arrangements.
With respect to Municipal Bond Index, Short-Term TIPS Bond Index and Small Cap Index, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor P	Class K
Municipal Bond Index	0.25%	0.50%	0.50%	0.20%
Short-Term TIPS Bond Index	0.11	0.36	—	0.06
Small Cap Index	0.12	0.37	0.37	0.07
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 with respect to Municipal Bond Index, Short-Term TIPS Bond Index and Small-Cap Index, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts of fees waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager/Administrator in the Statements of Operations.   For the six months ended June 30, 2025, the Funds waived the following amounts:
Fund Name	Fees Waived and/or Reimbursed by the Manager	Fees Waived and/or Reimbursed by the Administrator
Municipal Bond Index	$ 113,560	$ —
Short-Term TIPS Bond Index	39,931	—
Small Cap Index	—	3,637
With respect to International Index, the fees and expenses of the Fund’s Independent Directors, counsel to the Independent Directors and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Manager has contractually agreed to reimburse the Fund or provide an offsetting credit for such independent expenses through June 30, 2034. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived and/or reimbursed was $64,675.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager - class specific respectively, in the Statements of Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 334	$ 3,999	$ 6,019	$ 39	$ 10,391
Short-Term TIPS Bond Index	—	1,101	—	5,913	7,014
Small Cap Index	29,245	40,322	30,683	2,406	102,656
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective November 16, 2025 for Municipal Bond Index, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of June 30, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Expiring
Fund Name/Fund Level/Share Class	11/16/25
Municipal Bond Index
Fund Level	$ 202,209
Institutional	2,447
Investor A	20,621
Investor P	35,043
Class K	146
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by Short-Term TIPS Bond Index and International Index is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2025, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Short-Term TIPS Bond Index	$ 22
International Index	17,696
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s and the  Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Other Transactions:  International Index may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
International Index	$110,405,706	$41,899,850	$(3,783,489)
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Municipal Bond Index	$ —	$ —	$ 43,752,900	$ 60,251,470
Short-Term TIPS Bond Index	178,196,557	35,408,920	—	—
International Index	—	—	702,993,687	767,942,459
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of December 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
Municipal Bond Index	$ (2,695,540)	$ —
Short-Term TIPS Bond Index	(5,632,786)	—
International Index	(1,263,575,261)	(2,495,988)
Small Cap Index	—	(15,173,684)
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Municipal Bond Index	$ 220,188,645	$ 464,452	$ (9,951,887)	$ (9,487,435)
Short-Term TIPS Bond Index	620,660,470	5,864,555	(2,928,041)	2,936,514
International Index	7,880,392,809	4,642,793,921	(550,182,732)	4,092,611,189
9.
BANK BORROWINGS
The Trust and iShares MSCI EAFE International Index Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2025, the Funds did not borrow under the credit agreement.
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
International Index may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk:  Municipal Bond Index and Short-Term TIPS Bond Index may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Municipal Bond Index and Short-Term TIPS Bond Index may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Municipal Bond Index
Institutional
Shares sold	122,443	$ 1,317,318	651,221	$ 7,204,758
Shares issued in reinvestment of distributions	53,582	581,059	104,950	1,159,403
Shares redeemed	(848,161)	(9,099,418)	(924,944)	(10,264,620)
	(672,136)	$ (7,201,041)	(168,773)	$ (1,900,459)
Investor A
Shares sold	118,984	$ 1,293,893	239,184	$ 2,636,911
Shares issued in reinvestment of distributions	20,602	223,212	38,842	429,040
Shares redeemed	(140,849)	(1,520,488)	(510,322)	(5,652,115)
	(1,263)	$ (3,383)	(232,296)	$ (2,586,164)
Investor P
Shares sold	215,313	$ 2,334,998	470,797	$ 5,211,356
Shares issued in reinvestment of distributions	245,595	2,661,268	464,832	5,134,740
Shares redeemed	(1,194,581)	(12,906,755)	(2,509,805)	(27,744,274)
	(733,673)	$ (7,910,489)	(1,574,176)	$ (17,398,178)
Class K
Shares sold	—	$ —	12,746	$ 140,981
Shares issued in reinvestment of distributions	219	2,369	44	487
	219	$ 2,369	12,790	$ 141,468
	(1,406,853)	$ (15,112,544)	(1,962,455)	$ (21,743,333)
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Short-Term TIPS Bond Index
Institutional
Shares sold	443,406	$ 4,311,905	549,027	$ 5,272,362
Shares issued in reinvestment of distributions	332,054	3,244,680	559,288	5,351,695
Shares redeemed	(239,600)	(2,326,403)	(356,559)	(3,418,989)
	535,860	$ 5,230,182	751,756	$ 7,205,068
Investor A
Shares sold	498,984	$ 4,847,705	186,535	$ 1,793,440
Shares issued in reinvestment of distributions	10,623	103,947	8,473	81,211
Shares redeemed	(132,985)	(1,285,240)	(150,794)	(1,448,615)
	376,622	$ 3,666,412	44,214	$ 426,036
Class K
Shares sold	19,412,820	$ 189,159,648	22,013,809	$ 211,894,541
Shares issued in reinvestment of distributions	1,014,232	9,921,783	854,748	8,193,469
Shares redeemed	(3,572,599)	(34,794,718)	(5,562,016)	(53,408,621)
	16,854,453	$ 164,286,713	17,306,541	$ 166,679,389
	17,766,935	$ 173,183,307	18,102,511	$ 174,310,493

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
International Index
Institutional
Shares sold	22,320,624	$ 373,069,487	17,655,501	$ 281,634,780
Shares issued in reinvestment of distributions	—	—	2,016,989	31,830,136
Shares redeemed	(13,143,579)	(216,281,066)	(24,662,947)	(396,372,761)
	9,177,045	$ 156,788,421	(4,990,457)	$ (82,907,845)
Investor A
Shares sold	3,933,478	$ 65,326,835	7,315,334	$ 115,631,152
Shares issued in reinvestment of distributions	—	—	745,310	11,672,203
Shares redeemed	(5,265,787)	(86,749,187)	(7,608,681)	(120,945,013)
	(1,332,309)	$ (21,422,352)	451,963	$ 6,358,342
Investor P
Shares sold	318,419	$ 5,277,502	682,480	$ 10,776,927
Shares issued in reinvestment of distributions	—	—	266,183	4,155,512
Shares redeemed	(536,390)	(8,849,554)	(1,149,459)	(18,185,064)
	(217,971)	$ (3,572,052)	(200,796)	$ (3,252,625)
Class G
Shares sold	20,288,756	$ 330,070,830	40,243,875	$ 647,160,599
Shares issued in reinvestment of distributions	—	—	6,531,899	103,104,192
Shares redeemed	(41,340,432)	(687,910,126)	(23,007,744)	(364,861,036)
	(21,051,676)	$ (357,839,296)	23,768,030	$ 385,403,755
Class K
Shares sold	51,994,268	$ 868,495,415	104,880,817	$ 1,678,374,997
Shares issued in reinvestment of distributions	—	—	11,573,953	182,829,784
Shares redeemed	(55,001,928)	(921,002,433)	(86,981,704)	(1,396,683,908)
	(3,007,660)	$ (52,507,018)	29,473,066	$ 464,520,873
	(16,432,571)	$ (278,552,297)	48,501,806	$ 770,122,500

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Small Cap Index
Institutional
Shares sold	1,347,010	$ 31,031,339	5,780,867	$ 144,665,823
Shares issued in reinvestment of distributions	—	—	761,566	19,605,950
Shares redeemed	(4,365,769)	(104,465,718)	(6,055,248)	(141,523,046)
	(3,018,759)	$ (73,434,379)	487,185	$ 22,748,727
Investor A
Shares sold	1,193,908	$ 27,582,881	2,390,802	$ 57,796,606
Shares issued in reinvestment of distributions	—	—	373,455	9,624,344
Shares redeemed	(1,365,292)	(31,596,265)	(2,497,675)	(60,080,685)
	(171,384)	$ (4,013,384)	266,582	$ 7,340,265
Investor P
Shares sold	493,000	$ 11,180,742	1,063,920	$ 25,226,989
Shares issued in reinvestment of distributions	—	—	515,503	13,232,950
Shares redeemed	(761,426)	(17,377,467)	(1,682,977)	(40,242,898)
	(268,426)	$ (6,196,725)	(103,554)	$ (1,782,959)
Class K
Shares sold	11,788,811	$ 270,152,769	19,476,180	$ 468,584,073
Shares issued in reinvestment of distributions	—	—	3,451,302	89,159,398
Shares redeemed	(10,913,375)	(251,713,527)	(26,857,694)	(652,861,136)
	875,436	$ 18,439,242	(3,930,212)	$ (95,117,665)
	(2,583,133)	$ (65,205,246)	(3,279,999)	$ (66,811,632)
As of June 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor P	Class K	Class G
Municipal Bond Index	8,707	871	871	8,707	—
International Index	—	—	14,420	—	5,356
Small Cap Index	—	—	9,191	—	—
12.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which International Index is able to pass through to shareholders as a foreign tax credit in the current year, International Index will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by International Index.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of June 30, 2025, and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
13.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements

Schedule of Investments (unaudited)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Advertising Agencies — 0.1%
Advantage Solutions, Inc., Class A (a)(b)	183,157	$ 241,767
Boston Omaha Corp., Class A (a)(b)	37,221	522,583
National CineMedia, Inc.	115,363	558,934
Nexxen International Ltd. (a)	61,157	636,644
Stagwell, Inc., Class A (a)	200,063	900,284
TechTarget, Inc. (a)	44,588	346,449
Thryv Holdings, Inc. (a)	64,077	779,176
		3,985,837
Aerospace & Defense — 1.8%
AAR Corp. (a)	61,072	4,201,143
AeroVironment, Inc. (a)(b)	48,305	13,764,510
AerSale Corp. (a)	54,986	330,466
Amprius Technologies, Inc. (a)	161,480	679,831
Archer Aviation, Inc., Class A (a)(b)	932,187	10,114,229
Astronics Corp. (a)	50,862	1,702,860
Byrna Technologies, Inc. (a)(b)	29,174	900,893
Cadre Holdings, Inc.	49,345	1,571,638
Ducommun, Inc. (a)	23,446	1,937,343
Eve Holding, Inc., Class A (a)(b)	88,021	603,824
Intuitive Machines, Inc., Class A (a)(b)	189,612	2,061,082
Joby Aviation, Inc., Class A (a)(b)	789,210	8,326,165
Kratos Defense & Security Solutions, Inc. (a)(b)	281,624	13,081,435
Mercury Systems, Inc. (a)(b)	89,392	4,814,653
Moog, Inc., Class A	48,120	8,708,276
National Presto Industries, Inc.	8,911	872,922
Park Aerospace Corp.	29,903	441,667
Red Cat Holdings, Inc. (a)(b)	129,722	944,376
Redwire Corp. (a)(b)	58,203	948,709
Satellogic, Inc. (a)(b)	119,439	432,369
Triumph Group, Inc. (a)	126,898	3,267,624
V2X, Inc. (a)	28,616	1,389,307
VirTra, Inc. (a)	4,227	29,885
		81,125,207
Agriculture, Fishing & Ranching — 0.5%
Alico, Inc. (b)	9,133	298,466
Andersons, Inc.	56,063	2,060,315
Cadiz, Inc. (a)	95,258	284,821
Calavo Growers, Inc.	28,814	766,164
Cal-Maine Foods, Inc.	78,555	7,826,435
Dole PLC	113,436	1,586,970
Fresh Del Monte Produce, Inc.	56,819	1,842,072
Ispire Technology, Inc. (a)(b)	30,845	78,963
Limoneira Co.	27,723	433,865
Tejon Ranch Co. (a)	34,680	588,173
Turning Point Brands, Inc.	29,445	2,231,048
Vital Farms, Inc. (a)	58,254	2,243,944
		20,241,236
Air Transport — 0.3%
Allegiant Travel Co.	24,707	1,357,650
Frontier Group Holdings, Inc. (a)(b)	146,673	532,423
JetBlue Airways Corp. (a)(b)	547,431	2,315,633
SkyWest, Inc. (a)	69,202	7,125,730
Spirit Aviation Holdings, Inc. (a)	27,876	139,101
Sun Country Airlines Holdings, Inc. (a)	88,648	1,041,614
Wheels Up Experience, Inc., Class A (a)(b)	15,287	16,357
		12,528,508
Security	Shares	Value
Airlines — 0.0%
Blade Air Mobility, Inc., Class A (a)(b)	100,633	$ 405,551
Alternative Energy — 0.1%
Aemetis, Inc. (a)	2,337	5,796
FutureFuel Corp.	41,279	160,162
Green Plains, Inc. (a)	109,956	663,035
Lightbridge Corp. (a)	25,146	336,202
OPAL Fuels, Inc. (a)	36,625	88,632
REX American Resources Corp. (a)	25,335	1,234,068
Verde Clean Fuels, Inc. (a)	6,336	21,796
		2,509,691
Aluminum — 0.2%
Century Aluminum Co. (a)	90,870	1,637,477
Constellium SE, Class A (a)	243,368	3,236,795
Kaiser Aluminum Corp.	27,578	2,203,482
		7,077,754
Asset Management & Custodian — 0.5%
Acadian Asset Management, Inc.	48,161	1,697,194
Artisan Partners Asset Management, Inc., Class A	107,158	4,750,314
Cohen & Steers, Inc.	47,441	3,574,679
GCM Grosvenor, Inc., Class A	73,310	847,464
Hamilton Lane, Inc., Class A	4,750	675,070
Silvercrest Asset Management Group, Inc., Class A	13,702	217,314
StepStone Group, Inc., Class A	107,258	5,952,819
Virtus Investment Partners, Inc.	11,238	2,038,573
Westwood Holdings Group, Inc.	9,932	154,939
WisdomTree, Inc.	204,747	2,356,638
		22,265,004
Auto Parts — 0.7%
Adient PLC (a)	142,263	2,768,438
American Axle & Manufacturing Holdings, Inc. (a)	199,197	812,724
Cooper-Standard Holdings, Inc. (a)	28,605	615,008
Dana, Inc.	226,439	3,883,429
Dorman Products, Inc. (a)(b)	47,205	5,790,637
Faraday Future Intelligent Electric, Inc. (a)	154,204	259,063
Fox Factory Holding Corp. (a)	72,943	1,892,141
Garrett Motion, Inc.	220,033	2,312,547
Gentherm, Inc. (a)	51,878	1,467,629
Holley, Inc. (a)	74,884	149,768
Luminar Technologies, Inc., Class A (a)(b)	69,694	200,022
Phinia, Inc.	67,417	2,999,382
Solid Power, Inc., Class A (a)(b)	260,968	571,520
Standard Motor Products, Inc.	36,131	1,109,944
Strattec Security Corp. (a)(b)	5,406	336,307
Visteon Corp. (a)	46,984	4,383,607
XPEL, Inc. (a)	41,140	1,476,926
		31,029,092
Auto Services — 0.1%
Goodyear Tire & Rubber Co. (a)	446,641	4,631,667
Back Office Support, HR & Consulting — 1.2%
Acacia Research Corp. (a)	63,257	226,460
Alight, Inc., Class A	737,434	4,173,877
Barrett Business Services, Inc.	42,586	1,775,410
CBIZ, Inc. (a)(b)	89,626	6,427,081
Conduent, Inc. (a)	254,909	672,960
CRA International, Inc.	11,347	2,126,087
ExlService Holdings, Inc. (a)	17,873	782,659
First Advantage Corp. (a)	134,502	2,234,078
Forrester Research, Inc. (a)(b)	20,111	199,099

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Back Office Support, HR & Consulting (continued)
Heidrick & Struggles International, Inc.	34,768	$ 1,590,984
HireQuest, Inc.	8,825	88,338
Huron Consulting Group, Inc. (a)	29,148	4,009,016
ICF International, Inc.	31,373	2,657,607
Information Services Group, Inc.	63,549	305,035
Insperity, Inc.	61,674	3,707,841
Kelly Services, Inc., Class A	53,364	624,892
Kforce, Inc.	30,482	1,253,725
Korn Ferry	88,404	6,482,665
Maximus, Inc.	96,806	6,795,781
Rekor Systems, Inc. (a)	6,778	7,863
Resources Connection, Inc.	58,941	316,513
TriNet Group, Inc.	51,173	3,742,793
TrueBlue, Inc. (a)	47,578	308,305
Willdan Group, Inc. (a)	24,080	1,505,241
		52,014,310
Banks: Diversified — 10.6%
1st Source Corp.	33,048	2,051,289
ACNB Corp.	17,831	763,880
Alerus Financial Corp.	38,267	828,098
AlTi Global, Inc. (a)(b)	73,739	306,017
Amalgamated Financial Corp.	40,584	1,266,221
Amerant Bancorp, Inc., Class A	63,688	1,161,032
Ameris Bancorp	113,171	7,322,164
Ames National Corp.	14,384	256,179
Arrow Financial Corp.	27,876	736,484
Associated Banc-Corp.	284,592	6,941,199
Atlantic Union Bankshares Corp.	243,877	7,628,473
Axos Financial, Inc. (a)	89,102	6,775,316
Banc of California, Inc.	236,142	3,317,795
BancFirst Corp.	35,704	4,413,728
Banco Latinoamericano de Comercio Exterior SA	50,435	2,032,531
Bancorp, Inc. (a)(b)	78,248	4,457,789
Bank First Corp.	15,692	1,846,164
Bank of Hawaii Corp.	67,354	4,548,416
Bank of Marin Bancorp	26,912	614,670
Bank of NT Butterfield & Son Ltd.	74,442	3,296,292
Bank7 Corp.	6,987	292,266
BankFinancial Corp.	19,330	223,648
BankUnited, Inc.	126,878	4,515,588
Bankwell Financial Group, Inc.	11,311	407,535
Banner Corp.	58,279	3,738,598
Bar Harbor Bankshares	25,785	772,519
BayCom Corp.	17,309	479,632
BCB Bancorp, Inc.	24,969	210,239
Berkshire Hills Bancorp, Inc.	72,456	1,814,298
Blue Foundry Bancorp (a)(b)	32,552	311,523
Blue Ridge Bankshares, Inc. (a)(b)	111,299	399,563
Bridgewater Bancshares, Inc. (a)	33,266	529,262
Brookline Bancorp, Inc.	148,377	1,565,377
Burke & Herbert Financial Services Corp., Class C	23,345	1,394,397
Business First Bancshares, Inc.	49,345	1,216,354
BV Financial, Inc. (a)	15,009	228,587
Byline Bancorp, Inc.	46,646	1,246,848
C&F Financial Corp.	5,286	326,305
Cadence Bank	289,986	9,273,752
California BanCorp (a)(b)	38,433	605,704
Camden National Corp.	28,807	1,168,988
Capital Bancorp, Inc.	20,280	681,002
Capital City Bank Group, Inc.	23,702	932,674
Capitol Federal Financial, Inc.	213,994	1,305,363
Security	Shares	Value
Banks: Diversified (continued)
Carter Bankshares, Inc. (a)	39,219	$ 680,057
Cathay General Bancorp	115,439	5,255,938
CB Financial Services, Inc.	8,079	230,252
Central Pacific Financial Corp.	40,646	1,139,307
CF Bankshares, Inc.	6,657	159,568
Chain Bridge Bancorp, Inc. (a)	4,054	104,472
Chemung Financial Corp.	7,215	349,711
ChoiceOne Financial Services, Inc.	24,787	711,387
Citizens & Northern Corp.	26,174	495,736
Citizens Community Bancorp, Inc.	16,624	229,411
Citizens Financial Services, Inc.	7,552	443,453
City Holding Co.	24,601	3,011,654
Civista Bancshares, Inc.	25,568	593,178
CNB Financial Corp.	35,517	811,919
Coastal Financial Corp. (a)	22,354	2,165,432
Colony Bankcorp, Inc.	27,614	454,803
Columbia Financial, Inc. (a)	47,154	684,205
Community Financial System, Inc.	90,551	5,149,635
Community Trust Bancorp, Inc.	26,461	1,400,316
Community West Bancshares	28,875	563,351
ConnectOne Bancorp, Inc.	81,258	1,881,935
Customers Bancorp, Inc. (a)	50,942	2,992,333
CVB Financial Corp.	226,119	4,474,895
Dime Community Bancshares, Inc.	67,613	1,821,494
Eagle Bancorp Montana, Inc.	12,833	213,926
Eagle Bancorp, Inc.	49,212	958,650
Eagle Financial Services, Inc.	7,961	243,766
Eastern Bankshares, Inc.	336,329	5,135,744
ECB Bancorp, Inc. (a)	13,331	205,831
Enterprise Bancorp, Inc.	17,072	676,734
Enterprise Financial Services Corp.	62,879	3,464,633
Equity Bancshares, Inc., Class A	27,030	1,102,824
Esquire Financial Holdings, Inc.	12,203	1,155,136
ESSA Bancorp, Inc. (b)	15,158	294,065
Farmers & Merchants Bancorp, Inc.	22,611	571,606
Farmers National Banc Corp.	62,588	863,089
FB Bancorp, Inc. (a)	30,898	347,603
FB Financial Corp.	60,787	2,753,651
Fidelity D&D Bancorp, Inc.	8,180	376,280
Financial Institutions, Inc.	32,558	836,089
Finward Bancorp	5,946	164,229
Finwise Bancorp (a)	14,133	212,136
First Bancorp, Inc.	17,796	452,196
First BanCorp./Puerto Rico	278,221	5,795,343
First Bancorp/Southern Pines NC	68,967	3,040,755
First Bank/Hamilton	35,195	544,467
First Busey Corp.	146,422	3,350,867
First Business Financial Services, Inc.	13,138	665,571
First Capital, Inc.	5,481	226,310
First Commonwealth Financial Corp.	171,437	2,782,423
First Community Bankshares, Inc.	26,707	1,046,113
First Community Corp.	12,815	312,430
First Financial Bancorp	163,071	3,956,102
First Financial Bankshares, Inc.	230,096	8,278,854
First Financial Corp.	19,543	1,059,035
First Foundation, Inc.	106,587	543,594
First Internet Bancorp	13,608	366,055
First Interstate BancSystem, Inc., Class A	150,581	4,339,744
First Merchants Corp.	100,294	3,841,260
First Mid Bancshares, Inc.	35,418	1,327,821
First National Corp.	13,505	262,942
First Savings Financial Group, Inc.	9,600	240,384
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
First United Corp.	10,430	$ 323,434
First Western Financial, Inc. (a)	14,276	322,067
Firstsun Capital Bancorp (a)	21,838	758,871
Five Star Bancorp	26,674	761,276
Flagstar Financial, Inc.	519,641	5,508,195
Flushing Financial Corp.	53,862	639,881
Franklin Financial Services Corp.	7,262	251,447
FS Bancorp, Inc.	11,843	466,377
Fulton Financial Corp.	303,966	5,483,547
FVCBankcorp, Inc. (a)	27,370	322,966
GBank Financial Holdings, Inc. (a)	14,474	512,524
German American Bancorp, Inc.	61,738	2,377,530
Glacier Bancorp, Inc.	195,534	8,423,605
Great Southern Bancorp, Inc.	14,846	872,648
Greene County Bancorp, Inc.	11,856	263,440
Guaranty Bancshares, Inc.	15,520	658,669
Hancock Whitney Corp.	147,310	8,455,594
Hanmi Financial Corp.	51,330	1,266,824
Hanover Bancorp, Inc.	8,207	187,858
HarborOne Bancorp, Inc.	65,616	766,395
Hawthorn Bancshares, Inc.	9,033	263,222
HBT Financial, Inc.	22,122	557,696
Heritage Commerce Corp.	102,227	1,015,114
Heritage Financial Corp.	56,716	1,352,109
Hilltop Holdings, Inc.	78,485	2,382,020
Hingham Institution For Savings (b)	2,701	670,793
Hippo Holdings, Inc. (a)	30,610	854,937
Home Bancorp, Inc.	11,855	613,852
Home BancShares, Inc.	322,216	9,170,267
HomeStreet, Inc. (a)	30,829	402,935
HomeTrust Bancshares, Inc.	27,751	1,038,165
Hope Bancorp, Inc.	199,920	2,145,142
Horizon Bancorp, Inc.	74,712	1,149,071
Independent Bank Corp.	106,258	5,672,428
International Bancshares Corp.	93,270	6,208,051
Investar Holding Corp.	16,238	313,718
John Marshall Bancorp, Inc.	21,945	406,641
Kearny Financial Corp.	94,511	610,541
Lakeland Financial Corp.	43,707	2,685,795
Landmark Bancorp, Inc./Manhattan KS	7,866	207,977
LCNB Corp.	22,628	328,785
LINKBANCORP, Inc.	37,128	271,406
Live Oak Bancshares, Inc. (b)	58,601	1,746,310
MainStreet Bancshares, Inc.	12,185	230,297
Mercantile Bank Corp.	27,217	1,263,141
Merchants Bancorp	44,949	1,486,463
Meridian Corp.	15,715	202,566
Metrocity Bankshares, Inc.	31,877	911,045
Metropolitan Bank Holding Corp. (a)(b)	16,639	1,164,730
Mid Penn Bancorp, Inc.	34,128	962,410
Middlefield Banc Corp.	12,358	372,099
Midland States Bancorp, Inc.	35,490	614,687
MidWestOne Financial Group, Inc.	35,547	1,022,687
MVB Financial Corp.	19,753	445,035
National Bank Holdings Corp., Class A	64,539	2,427,312
National Bankshares, Inc.	9,995	271,864
NB Bancorp, Inc. (a)	59,865	1,069,189
NBT Bancorp, Inc.	87,571	3,638,575
Nicolet Bankshares, Inc.	23,096	2,851,894
Northeast Bank	11,964	1,064,676
Northeast Community Bancorp, Inc.	21,967	510,623
Northfield Bancorp, Inc.	66,329	761,457
Northpointe Bancshares, Inc.	18,286	250,701
Security	Shares	Value
Banks: Diversified (continued)
Northrim BanCorp, Inc.	9,183	$ 856,407
Northwest Bancshares, Inc.	216,025	2,760,800
Norwood Financial Corp.	14,266	367,777
Oak Valley Bancorp	11,976	326,226
OceanFirst Financial Corp.	99,346	1,749,483
OFG Bancorp	76,353	3,267,908
Ohio Valley Banc Corp.	5,158	166,242
Old National Bancorp	548,204	11,698,673
Old Point Financial Corp.	6,943	272,513
Old Second Bancorp, Inc.	75,032	1,331,068
OP Bancorp	20,411	265,139
Orange County Bancorp, Inc.	16,312	421,502
Origin Bancorp, Inc.	50,416	1,801,868
Orrstown Financial Services, Inc.	31,639	1,007,069
Pacific Premier Bancorp, Inc.	164,193	3,462,830
Park National Corp.	25,365	4,242,550
Parke Bancorp, Inc.	18,428	375,378
Pathward Financial, Inc.	40,192	3,179,991
Patriot National Bancorp, Inc. (a)	76,133	115,722
PCB Bancorp	18,482	387,752
Peapack-Gladstone Financial Corp.	28,797	813,515
Penns Woods Bancorp, Inc.	12,786	388,183
Peoples Bancorp of North Carolina, Inc.	7,362	212,394
Peoples Bancorp, Inc.	59,712	1,823,604
Peoples Financial Services Corp.	15,884	784,193
Pioneer Bancorp, Inc. (a)	20,424	245,701
Plumas Bancorp	9,736	432,863
Ponce Financial Group, Inc. (a)	34,752	480,968
Preferred Bank/Los Angeles CA	11,147	964,717
Primis Financial Corp.	40,053	434,575
Princeton Bancorp, Inc.	9,003	274,952
Provident Bancorp, Inc. (a)(b)	26,739	333,970
Provident Financial Services, Inc.	212,671	3,728,123
QCR Holdings, Inc.	28,222	1,916,274
RBB Bancorp	27,401	471,571
Red River Bancshares, Inc.	7,620	447,294
Renasant Corp.	161,268	5,794,359
Republic Bancorp, Inc., Class A	14,296	1,045,181
Rhinebeck Bancorp, Inc. (a)	7,824	91,776
Richmond Mutual BanCorp, Inc. (b)	15,140	208,932
Riverview Bancorp, Inc.	35,407	194,739
S&T Bancorp, Inc.	65,154	2,464,124
SB Financial Group, Inc.	10,292	196,577
Seacoast Banking Corp. of Florida	145,448	4,017,274
ServisFirst Bancshares, Inc.	88,245	6,839,870
Shore Bancshares, Inc.	52,902	831,619
Sierra Bancorp	22,421	665,680
Simmons First National Corp., Class A	214,739	4,071,451
SmartFinancial, Inc.	24,857	839,669
Sound Financial Bancorp, Inc.	3,710	170,660
South Plains Financial, Inc.	22,291	803,368
Southern First Bancshares, Inc. (a)	13,464	512,036
Southern Missouri Bancorp, Inc.	16,399	898,337
Southern States Bancshares, Inc.	13,960	507,725
Southside Bancshares, Inc.	48,131	1,416,495
SR Bancorp, Inc.	13,635	184,073
Stellar Bancorp, Inc.	80,440	2,250,711
Sterling Bancorp, Inc. (a)(b)(c)	44,132	—
Stock Yards Bancorp, Inc.	44,984	3,552,836
Texas Capital Bancshares, Inc. (a)	77,822	6,179,067
Third Coast Bancshares, Inc. (a)	22,303	728,639
Timberland Bancorp, Inc.	13,448	419,578
Tompkins Financial Corp.	23,363	1,465,561

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
Towne Bank/Portsmouth VA	120,894	$ 4,132,157
TriCo Bancshares	52,345	2,119,449
Triumph Financial, Inc. (a)	38,013	2,094,896
TrustCo Bank Corp./New York	30,684	1,025,459
Trustmark Corp.	97,136	3,541,579
UMB Financial Corp.	124,300	13,071,388
Union Bankshares, Inc.	6,306	167,866
United Bankshares, Inc.	242,131	8,820,832
United Community Banks, Inc.	204,113	6,080,526
United Security Bancshares	23,857	206,363
Unity Bancorp, Inc.	12,024	566,090
Univest Financial Corp.	49,826	1,496,773
USCB Financial Holdings, Inc., Class A	18,411	304,518
Valley National Bancorp	829,634	7,408,632
Veritex Holdings, Inc.	90,172	2,353,489
Virginia National Bankshares Corp.	8,507	314,759
WaFd, Inc.	127,767	3,741,018
Walker & Dunlop, Inc.	56,381	3,973,733
Washington Trust Bancorp, Inc.	32,937	931,458
Waterstone Financial, Inc.	26,185	361,615
WesBanco, Inc.	161,928	5,121,783
West BanCorp, Inc.	25,846	507,357
Westamerica BanCorp	43,366	2,100,649
Western New England Bancorp, Inc.	31,856	294,031
WSFS Financial Corp.	100,088	5,504,840
		466,629,425
Beverage: Soft Drinks — 0.1%
National Beverage Corp.	40,422	1,747,847
Vita Coco Co., Inc. (a)	69,652	2,514,437
Zevia PBC, Class A (a)	54,672	176,044
		4,438,328
Biotechnology — 7.7%
4D Molecular Therapeutics, Inc. (a)	74,234	275,408
89bio, Inc. (a)	216,238	2,123,457
Aardvark Therapeutics, Inc. (a)	7,362	99,534
Abeona Therapeutics, Inc. (a)	75,671	429,811
Absci Corp. (a)(b)	189,080	485,936
ACADIA Pharmaceuticals, Inc. (a)	212,749	4,588,996
Acrivon Therapeutics, Inc. (a)	2,990	3,558
Actinium Pharmaceuticals, Inc. (a)	3,978	5,569
Actuate Therapeutics, Inc. (a)	7,840	47,902
Acumen Pharmaceuticals, Inc. (a)	3,736	4,334
ADC Therapeutics SA (a)(b)	139,596	374,117
ADMA Biologics, Inc. (a)	396,314	7,216,878
Adverum Biotechnologies, Inc. (a)	3,245	6,977
Agenus, Inc. (a)	2,605	11,905
Agios Pharmaceuticals, Inc. (a)	96,562	3,211,652
Akebia Therapeutics, Inc. (a)	433,148	1,576,659
Akero Therapeutics, Inc. (a)	119,483	6,375,613
Aldeyra Therapeutics, Inc. (a)(b)	82,675	316,645
Alector, Inc. (a)	148,836	208,370
Alkermes PLC (a)	277,357	7,935,184
Allogene Therapeutics, Inc. (a)(b)	262,695	296,845
Altimmune, Inc. (a)(b)	134,085	518,909
ALX Oncology Holdings, Inc. (a)	10,053	4,173
Amicus Therapeutics, Inc. (a)	475,978	2,727,354
Amylyx Pharmaceuticals, Inc. (a)	110,221	706,517
AnaptysBio, Inc. (a)(b)	33,325	739,815
Anavex Life Sciences Corp. (a)(b)	144,832	1,335,351
ANI Pharmaceuticals, Inc. (a)(b)	31,307	2,042,782
Anika Therapeutics, Inc. (a)	22,850	241,753
Security	Shares	Value
Biotechnology (continued)
Annexon, Inc. (a)(b)	167,954	$ 403,090
Apogee Therapeutics, Inc. (a)(b)	54,305	2,358,466
Applied Therapeutics, Inc. (a)	40,120	12,481
Arbutus Biopharma Corp. (a)(b)	248,061	766,509
Arcellx, Inc. (a)(b)	62,582	4,121,025
Arcturus Therapeutics Holdings, Inc. (a)	39,170	509,602
Arcus Biosciences, Inc. (a)	119,429	972,152
Arcutis Biotherapeutics, Inc. (a)	183,479	2,572,376
Ardelyx, Inc. (a)	400,907	1,571,555
ArriVent Biopharma, Inc. (a)(b)	39,372	857,128
Arrowhead Pharmaceuticals, Inc. (a)(b)	206,221	3,258,292
ARS Pharmaceuticals, Inc. (a)(b)	95,000	1,657,750
Artiva Biotherapeutics, Inc. (a)	5,077	7,666
Astria Therapeutics, Inc. (a)	77,714	416,547
Atossa Therapeutics, Inc. (a)	3,957	3,284
aTyr Pharma, Inc. (a)	136,390	691,497
Aura Biosciences, Inc. (a)(b)	64,094	401,228
Aurinia Pharmaceuticals, Inc. (a)	204,070	1,728,473
Avidity Biosciences, Inc. (a)(b)	195,629	5,555,864
Beam Therapeutics, Inc. (a)(b)	165,654	2,817,775
Benitec Biopharma, Inc. (a)	19,006	222,370
Bicara Therapeutics, Inc. (a)(b)	59,272	550,637
BioCryst Pharmaceuticals, Inc. (a)(b)	358,073	3,208,334
Biohaven Ltd. (a)	156,743	2,211,644
Biomea Fusion, Inc. (a)	3,169	5,704
Black Diamond Therapeutics, Inc. (a)	2,210	5,481
Blueprint Medicines Corp. (a)	109,433	14,027,122
Bridgebio Pharma, Inc. (a)	267,307	11,542,316
Bright Minds Biosciences, Inc. (a)	7,968	208,044
C4 Therapeutics, Inc. (a)	8,426	12,049
Cabaletta Bio, Inc. (a)	3,191	4,850
CAMP4 Therapeutics Corp. (a)	4,673	6,776
Candel Therapeutics, Inc. (a)(b)	68,151	344,844
Capricor Therapeutics, Inc. (a)(b)	63,111	626,692
Cardiff Oncology, Inc. (a)(b)	99,174	312,398
Cargo Therapeutics, Inc. (a)	59,246	244,094
Caribou Biosciences, Inc. (a)	13,996	17,635
Cartesian Therapeutics, Inc. (a)(b)	17,556	182,407
Catalyst Pharmaceuticals, Inc. (a)	197,904	4,294,517
Celcuity, Inc. (a)(b)	49,051	654,831
Celldex Therapeutics, Inc. (a)	111,376	2,266,502
Century Therapeutics, Inc. (a)	12,870	7,190
CervoMed, Inc. (a)	2,106	13,236
CG oncology, Inc. (a)(b)	95,140	2,473,640
Cibus, Inc., Class A (a)	7,088	9,781
Cidara Therapeutics, Inc. (a)	29,127	1,418,776
Climb Bio, Inc. (a)	4,226	5,240
Cogent Biosciences, Inc. (a)(b)	183,929	1,320,610
Coherus Oncology, Inc. (a)(b)	197,178	144,196
Compass Therapeutics, Inc. (a)(b)	172,862	449,441
Corbus Pharmaceuticals Holdings, Inc. (a)	4,974	34,321
Crinetics Pharmaceuticals, Inc. (a)	154,577	4,445,635
CRISPR Therapeutics AG (a)(b)	106,847	5,197,038
Cullinan Therapeutics, Inc. (a)	89,263	672,150
Cytokinetics, Inc. (a)	199,695	6,597,923
Day One Biopharmaceuticals, Inc. (a)	124,704	810,576
Denali Therapeutics, Inc. (a)	226,378	3,167,028
Design Therapeutics, Inc. (a)(b)	50,544	170,333
DiaMedica Therapeutics, Inc. (a)	45,767	178,491
Dianthus Therapeutics, Inc. (a)(b)	33,398	622,205
Disc Medicine, Inc. (a)(b)	41,888	2,218,388
Douglas Elliman, Inc. (a)	127,047	294,749
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Dynavax Technologies Corp. (a)	182,285	$ 1,808,267
Dyne Therapeutics, Inc. (a)(b)	162,602	1,547,971
Editas Medicine, Inc. (a)	142,742	314,032
Eledon Pharmaceuticals, Inc. (a)(b)	101,546	275,190
Elevation Oncology, Inc. (a)	9,597	3,523
Emergent BioSolutions, Inc. (a)	85,185	543,480
Enanta Pharmaceuticals, Inc. (a)	38,224	288,973
Entrada Therapeutics, Inc. (a)	42,607	286,319
Erasca, Inc. (a)	306,274	388,968
EyePoint Pharmaceuticals, Inc. (a)(b)	105,969	997,168
Fate Therapeutics, Inc. (a)	177,479	198,776
Fennec Pharmaceuticals, Inc. (a)(b)	38,082	316,081
Fibrobiologics, Inc. (a)	12,142	7,555
Foghorn Therapeutics, Inc. (a)(b)	43,578	204,817
Fulcrum Therapeutics, Inc. (a)(b)	91,595	630,174
Galectin Therapeutics, Inc. (a)(b)	8,614	18,176
Generation Bio Co. (a)	19,779	6,331
Geron Corp. (a)	1,013,585	1,429,155
Gossamer Bio, Inc. (a)(b)	329,052	404,734
GRAIL, Inc. (a)	47,988	2,467,543
Greenwich Lifesciences, Inc. (a)(b)	11,902	107,951
Guardant Health, Inc. (a)(b)	204,197	10,626,412
Gyre Therapeutics, Inc. (a)(b)	23,521	172,879
Harvard Bioscience, Inc. (a)	18,188	8,072
Heron Therapeutics, Inc. (a)(b)	265,032	548,616
Humacyte, Inc. (a)(b)	217,142	453,827
Ideaya Biosciences, Inc. (a)(b)	143,230	3,010,695
IGM Biosciences, Inc. (a)	5,974	6,691
ImmunityBio, Inc. (a)(b)	398,539	1,052,143
Immunome, Inc. (a)(b)	120,636	1,121,915
Immunovant, Inc. (a)(b)	118,374	1,893,984
Inhibikase Therapeutics, Inc. (a)	99,332	193,697
Inhibrx Biosciences, Inc. (a)	15,494	221,099
Inmune Bio, Inc. (a)(b)	24,339	56,223
Inovio Pharmaceuticals, Inc. (a)	2,795	5,688
Intellia Therapeutics, Inc. (a)(b)	172,939	1,622,168
Invivyd, Inc. (a)	28,432	20,329
Iovance Biotherapeutics, Inc. (a)(b)	438,240	753,773
iTeos Therapeutics, Inc. (a)	45,379	452,429
Jade Biosciences, Inc. (b)	45,112	450,669
Janux Therapeutics, Inc. (a)	68,216	1,575,790
Jasper Therapeutics, Inc. (a)	825	4,579
KalVista Pharmaceuticals, Inc. (a)	66,313	749,668
Keros Therapeutics, Inc. (a)(b)	56,925	759,949
Kiniksa Pharmaceuticals International PLC (a)	6,843	189,346
Kodiak Sciences, Inc. (a)	54,297	202,528
Korro Bio, Inc. (a)(b)	10,341	129,159
Krystal Biotech, Inc. (a)	42,522	5,845,074
Kura Oncology, Inc. (a)	137,018	790,594
Kymera Therapeutics, Inc. (a)	80,840	3,527,858
Kyverna Therapeutics, Inc. (a)	4,297	13,192
Larimar Therapeutics, Inc. (a)	70,068	202,497
LENZ Therapeutics, Inc. (a)(b)	30,829	903,598
Lexeo Therapeutics, Inc. (a)	40,158	161,435
Ligand Pharmaceuticals, Inc. (a)(b)	32,613	3,707,446
MacroGenics, Inc. (a)	9,929	12,014
Madrigal Pharmaceuticals, Inc. (a)(b)	28,862	8,734,796
MannKind Corp. (a)	524,577	1,961,918
MeiraGTx Holdings PLC (a)(b)	71,233	464,439
Mersana Therapeutics, Inc. (a)	49,831	14,750
Metagenomi, Inc. (a)	2,806	4,153
Metsera, Inc. (a)(b)	30,754	874,951
MiMedx Group, Inc. (a)	205,688	1,256,754
Security	Shares	Value
Biotechnology (continued)
Mineralys Therapeutics, Inc. (a)(b)	67,795	$ 917,266
Mirum Pharmaceuticals, Inc. (a)(b)	74,316	3,781,941
Monopar Therapeutics, Inc. (a)(b)	7,043	251,999
Monte Rosa Therapeutics, Inc. (a)(b)	71,171	320,981
Myriad Genetics, Inc. (a)	150,778	800,631
Nektar Therapeutics (a)	1,488	38,450
Neurogene, Inc. (a)(b)	16,828	251,579
Nkarta, Inc. (a)	88,805	147,416
Novavax, Inc. (a)(b)	255,948	1,612,472
Nurix Therapeutics, Inc. (a)	129,390	1,473,752
Nuvalent, Inc., Class A (a)(b)	73,464	5,605,303
Nuvectis Pharma, Inc. (a)(b)	22,303	166,603
Ocugen, Inc. (a)(b)	49,869	48,393
Olema Pharmaceuticals, Inc. (a)(b)	103,173	439,517
Omeros Corp. (a)(b)	96,518	289,554
Organogenesis Holdings, Inc., Class A (a)(b)	116,345	425,823
ORIC Pharmaceuticals, Inc. (a)	77,737	789,031
Oruka Therapeutics, Inc.	42,420	475,528
Outlook Therapeutics, Inc. (a)	1,986	3,178
Ovid therapeutics, Inc. (a)	26,240	8,657
Palvella Therapeutics, Inc. (a)	11,786	265,656
PepGen, Inc. (a)	7,276	8,076
Personalis, Inc. (a)	68,962	452,391
Perspective Therapeutics, Inc. (a)(b)	93,889	322,978
Phathom Pharmaceuticals, Inc. (a)(b)	66,870	641,283
Praxis Precision Medicines, Inc. (a)	29,076	1,222,646
Precigen, Inc. (a)(b)	230,938	327,932
Prelude Therapeutics, Inc. (a)	6,054	4,900
Prime Medicine, Inc. (a)(b)	97,433	240,660
ProKidney Corp., Class A (a)	17,464	10,340
Protagonist Therapeutics, Inc. (a)(b)	99,511	5,499,973
Protalix BioTherapeutics, Inc. (a)(b)	120,799	178,783
Protara Therapeutics, Inc. (a)	55,960	169,559
Prothena Corp. PLC (a)	73,244	444,591
PTC Therapeutics, Inc. (a)	132,863	6,489,029
Puma Biotechnology, Inc. (a)	67,080	230,084
Pyxis Oncology, Inc. (a)	8,879	9,767
Q32 Bio, Inc. (a)	2,739	4,081
RadNet, Inc. (a)	113,720	6,471,805
Rapport Therapeutics, Inc. (a)(b)	29,040	330,185
Recursion Pharmaceuticals, Inc., Class A (a)(b)	588,312	2,976,859
REGENXBIO, Inc. (a)	79,442	652,219
Relay Therapeutics, Inc. (a)	229,429	793,824
Renovaro, Inc. (a)	48,821	14,104
Replimune Group, Inc. (a)	111,983	1,040,322
Revolution Medicines, Inc. (a)	20,086	738,964
Rezolute, Inc. (a)	115,975	517,249
Rhythm Pharmaceuticals, Inc. (a)	93,034	5,878,818
Rigel Pharmaceuticals, Inc. (a)	30,035	562,556
Rocket Pharmaceuticals, Inc. (a)	131,134	321,278
Sage Therapeutics, Inc. (a)	98,478	898,119
Sana Biotechnology, Inc. (a)(b)	224,246	612,192
Savara, Inc. (a)(b)	207,177	472,364
Scholar Rock Holding Corp. (a)	138,778	4,915,517
SELLAS Life Sciences Group, Inc. (a)(b)	139,077	304,579
Septerna, Inc. (a)(b)	32,007	338,314
Shattuck Labs, Inc. (a)	17,434	13,804
Sionna Therapeutics, Inc. (a)	16,093	279,214
Skye Bioscience, Inc. (a)	5,171	21,615
Soleno Therapeutics, Inc. (a)	68,690	5,754,848
Solid Biosciences, Inc. (a)	113,639	553,422
SpringWorks Therapeutics, Inc. (a)	126,058	5,923,465
Spyre Therapeutics, Inc. (a)(b)	86,400	1,293,408

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Stoke Therapeutics, Inc. (a)(b)	71,005	$ 805,907
Sutro Biopharma, Inc. (a)	14,326	10,227
Syndax Pharmaceuticals, Inc. (a)	141,074	1,321,158
Tango Therapeutics, Inc. (a)(b)	131,127	671,370
Taysha Gene Therapies, Inc. (a)(b)	297,219	686,576
Tectonic Therapeutic, Inc. (a)(b)	17,309	343,930
Tenaya Therapeutics, Inc. (a)	19,333	11,816
Tevogen Bio Holdings, Inc. (a)(b)	38,654	48,318
TG Therapeutics, Inc. (a)	248,280	8,935,597
Tonix Pharmaceuticals Holding Corp. (a)(b)	9,861	354,799
Tourmaline Bio, Inc. (a)	32,535	520,235
Travere Therapeutics, Inc. (a)	152,747	2,260,656
TriSalus Life Sciences, Inc. (a)	27,644	150,660
TScan Therapeutics, Inc. (a)	4,337	6,289
TuHURA Biosciences, Inc. (a)	40,418	90,132
Tyra Biosciences, Inc. (a)(b)	41,730	399,356
Upstream Bio, Inc. (a)(b)	60,380	662,972
UroGen Pharma Ltd. (a)	64,617	885,253
Vanda Pharmaceuticals, Inc. (a)	93,404	440,867
Vaxcyte, Inc. (a)	215,012	6,990,040
Vera Therapeutics, Inc., Class A (a)(b)	89,163	2,100,680
Veracyte, Inc. (a)	133,976	3,621,371
Verastem, Inc. (a)(b)	66,109	274,352
Vericel Corp. (a)	86,142	3,665,342
Verve Therapeutics, Inc. (a)	116,782	1,311,462
Vir Biotechnology, Inc. (a)	156,928	790,917
Viridian Therapeutics, Inc. (a)(b)	118,750	1,660,125
Voyager Therapeutics, Inc. (a)	76,599	238,223
Werewolf Therapeutics, Inc. (a)	10,534	11,482
X4 Pharmaceuticals, Inc. (a)	1,983	3,768
XBiotech, Inc. (a)	2,791	8,289
Xencor, Inc. (a)(b)	113,542	892,440
Xenon Pharmaceuticals, Inc. (a)(b)	129,897	4,065,776
XOMA Royalty Corp. (a)	14,283	359,932
Y-mAbs Therapeutics, Inc. (a)(b)	63,465	286,227
Zenas Biopharma, Inc. (a)(b)	26,476	256,552
Zentalis Pharmaceuticals, Inc. (a)	17,132	19,873
Zevra Therapeutics, Inc. (a)(b)	91,121	802,776
Zura Bio Ltd. (a)	7,355	7,723
Zymeworks, Inc. (a)(b)	83,824	1,051,991
		335,873,245
Building Materials — 0.4%
Aspen Aerogels, Inc. (a)	106,295	629,266
Caesarstone Ltd. (a)	6,166	12,147
Gibraltar Industries, Inc. (a)	51,038	3,011,242
Griffon Corp.	67,575	4,890,403
Masterbrand, Inc. (a)	216,764	2,369,230
Patrick Industries, Inc.	55,604	5,130,581
Quanex Building Products Corp.	81,253	1,535,682
SmartRent, Inc., Class A (a)	12,298	12,175
		17,590,726
Building Products — 1.1%
American Woodmark Corp. (a)	25,608	1,366,699
Apogee Enterprises, Inc.	36,198	1,469,639
AZZ, Inc.	50,781	4,797,789
Janus International Group, Inc. (a)	233,195	1,898,207
JELD-WEN Holding, Inc. (a)(b)	142,434	558,341
SPX Technologies, Inc. (a)(b)	78,045	13,086,586
Security	Shares	Value
Building Products (continued)
Tecnoglass, Inc.	41,612	$ 3,219,104
UFP Industries, Inc.	103,308	10,264,683
Zurn Elkay Water Solutions Corp.	257,113	9,402,622
		46,063,670
Cable Television Services — 0.1%
Altice USA, Inc., Class A (a)	452,967	969,349
AMC Networks, Inc., Class A (a)	53,969	338,386
Cable One, Inc.	8,816	1,197,301
Liberty Latin America Ltd., Class A (a)	52,140	318,054
Liberty Latin America Ltd., Class C (a)(b)	214,441	1,333,823
WideOpenWest, Inc. (a)	89,511	363,415
		4,520,328
Capital Markets — 0.8%
Bakkt Holdings, Inc. (a)	6,664	92,963
BGC Group, Inc., Class A	612,843	6,269,384
Diamond Hill Investment Group, Inc., Class A	4,563	663,050
Donnelley Financial Solutions, Inc. (a)(b)	45,510	2,805,692
Forge Global Holdings, Inc. (a)(b)	17,674	336,513
Marex Group PLC	55,169	2,177,520
MarketWise, Inc., Class A	3,174	62,813
Moelis & Co., Class A	113,721	7,087,093
Open Lending Corp. (a)(b)	177,310	343,981
P10, Inc., Class A	94,252	963,255
Patria Investments Ltd., Class A	99,478	1,398,661
Perella Weinberg Partners, Class A	105,630	2,051,335
PJT Partners, Inc., Class A	39,301	6,485,058
Victory Capital Holdings, Inc., Class A	75,699	4,819,755
		35,557,073
Casinos & Gambling — 0.4%
Accel Entertainment, Inc., Class A (a)	92,498	1,088,701
Bally’s Corp. (a)	12,708	121,743
Everi Holdings, Inc. (a)	146,330	2,083,739
Full House Resorts, Inc. (a)	7,413	27,132
Inspired Entertainment, Inc. (a)	36,190	295,672
International Game Technology PLC	191,305	3,024,532
Monarch Casino & Resort, Inc.	22,034	1,904,619
Red Rock Resorts, Inc., Class A	83,543	4,346,742
Super Group SGHC Ltd.	272,171	2,985,716
		15,878,596
Cement — 0.0%
Concrete Pumping Holdings, Inc.	38,751	238,319
Chemicals — 0.0%
Intrepid Potash, Inc. (a)	19,120	683,158
Chemicals: Diversified — 0.6%
AdvanSix, Inc.	44,230	1,050,462
American Vanguard Corp.	40,717	159,611
ASP Isotopes, Inc. (a)(b)	95,627	703,815
Codexis, Inc. (a)	137,295	335,000
Core Molding Technologies, Inc. (a)	13,705	227,366
CSW Industrials, Inc.	27,869	7,993,665
Innospec, Inc.	42,887	3,606,368
Koppers Holdings, Inc.	33,424	1,074,582
Lifecore Biomedical, Inc. (a)	43,364	352,116
LSB Industries, Inc. (a)	89,749	700,042
Northern Technologies International Corp.	3,672	27,209
Orion SA	96,296	1,010,145
PureCycle Technologies, Inc. (a)(b)	225,068	3,083,432
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals: Diversified (continued)
Quaker Chemical Corp.	23,630	$ 2,645,142
Rayonier Advanced Materials, Inc. (a)	110,470	425,309
Stepan Co.	36,804	2,008,762
Trinseo PLC	58,984	184,030
		25,587,056
Chemicals: Specialty — 1.3%
Arq, Inc. (a)	50,743	272,490
Avient Corp.	157,225	5,079,940
Balchem Corp.	56,156	8,940,035
Cabot Corp.	92,762	6,957,150
Chemours Co.	261,085	2,989,423
Ecovyst, Inc. (a)	184,638	1,519,571
Flotek Industries, Inc. (a)	22,662	334,491
Hawkins, Inc.	33,387	4,744,293
HB Fuller Co.	93,901	5,648,145
Ingevity Corp. (a)	62,323	2,685,498
Kronos Worldwide, Inc.	38,686	239,853
Mativ Holdings, Inc.	93,148	635,269
Minerals Technologies, Inc.	53,938	2,970,366
Oil-Dri Corp. of America	16,386	966,610
Perimeter Solutions, Inc. (a)	238,013	3,313,141
Rogers Corp. (a)	31,576	2,162,324
Sensient Technologies Corp.	72,303	7,123,292
Solesence, Inc. (a)	30,327	132,226
Tronox Holdings PLC	200,300	1,015,521
Valhi, Inc.	3,801	61,424
		57,791,062
Coal — 0.4%
Alpha Metallurgical Resources, Inc. (a)	20,287	2,281,882
Core Natural Resources, Inc.	90,484	6,310,354
Hallador Energy Co. (a)	53,782	851,369
NACCO Industries, Inc., Class A	7,217	319,785
Peabody Energy Corp.	210,739	2,828,117
Ramaco Resources, Inc., Class A	61,636	809,897
Ramaco Resources, Inc., Class B	1,667	13,636
SunCoke Energy, Inc.	144,532	1,241,530
Warrior Met Coal, Inc.	89,142	4,085,378
		18,741,948
Commercial Finance & Mortgage Companies — 0.3%
Enact Holdings, Inc.	48,606	1,805,713
Federal Agricultural Mortgage Corp., Class C	15,958	3,100,320
Finance Of America Cos., Inc. (a)	7,691	179,354
loanDepot, Inc., Class A (a)(b)	141,458	179,652
Medallion Financial Corp.	31,815	303,197
Mr. Cooper Group, Inc. (a)	6,786	1,012,539
PennyMac Financial Services, Inc., Class A	50,007	4,982,698
Velocity Financial, Inc. (a)	19,406	359,787
		11,923,260
Commercial Services & Supplies — 0.4%
Acme United Corp.	5,026	208,328
ACV Auctions, Inc., Class A (a)(b)	287,162	4,657,768
CoreCivic, Inc. (a)	184,484	3,887,078
GEO Group, Inc. (a)	233,839	5,600,444
LanzaTech Global, Inc. (a)	36,502	9,899
Liquidity Services, Inc. (a)	40,300	950,677
National Research Corp., Class A	21,600	362,880
Perma-Fix Environmental Services, Inc. (a)(b)	30,367	319,461
Quest Resource Holding Corp. (a)	3,151	6,365
Security	Shares	Value
Commercial Services & Supplies (continued)
Spire Global, Inc. (a)(b)	47,548	$ 565,821
Vestis Corp.	199,928	1,145,587
Virco Mfg. Corp.	20,824	166,176
		17,880,484
Commercial Services: Rental & Leasing — 0.5%
FTAI Aviation Ltd.	36,591	4,209,429
GATX Corp.	61,413	9,430,580
Greenbrier Cos., Inc.	52,525	2,418,776
McGrath RentCorp	41,882	4,856,637
Rush Enterprises, Inc., Class B	15,228	799,166
Willis Lease Finance Corp.	6,190	883,808
		22,598,396
Commercial Vehicles & Parts — 0.5%
Blue Bird Corp. (a)	55,247	2,384,460
Hyliion Holdings Corp. (a)	235,217	310,486
Miller Industries, Inc.	19,191	853,232
Modine Manufacturing Co. (a)	89,642	8,829,737
Motorcar Parts of America, Inc. (a)	31,616	354,099
REV Group, Inc.	87,886	4,182,495
Rush Enterprises, Inc., Class A	107,024	5,512,806
Shyft Group, Inc.	58,298	731,057
Wabash National Corp.	72,466	770,314
		23,928,686
Communications Equipment(a) — 0.1%
BK Technologies Corp.	4,705	221,746
CommScope Holding Co., Inc.	364,856	3,021,008
		3,242,754
Communications Technology — 0.8%
ADTRAN Holdings, Inc. (a)	127,135	1,140,401
Anterix, Inc. (a)(b)	22,414	574,919
Aviat Networks, Inc. (a)(b)	20,745	498,917
Bandwidth, Inc., Class A (a)	42,637	677,928
Calix, Inc. (a)	100,842	5,363,786
Clearfield, Inc. (a)	20,534	891,381
Digi International, Inc. (a)	61,558	2,145,912
Extreme Networks, Inc. (a)	225,696	4,051,243
Harmonic, Inc. (a)	190,790	1,806,781
Inseego Corp. (a)	21,510	177,243
InterDigital, Inc.	44,310	9,935,631
NETGEAR, Inc. (a)	47,009	1,366,552
Powerfleet, Inc. (a)(b)	215,369	928,240
Ribbon Communications, Inc. (a)	156,409	627,200
Viasat, Inc. (a)	193,849	2,830,196
		33,016,330
Computer Services Software & Systems — 5.2%
3D Systems Corp. (a)(b)	231,426	356,396
A10 Networks, Inc.	125,587	2,430,109
ACI Worldwide, Inc. (a)	180,398	8,282,072
Adeia, Inc.	186,224	2,633,207
Angi, Inc., Class A (a)	75,062	1,145,446
Appian Corp., Class A (a)(b)	67,386	2,012,146
ASGN, Inc. (a)	73,190	3,654,377
Blackbaud, Inc. (a)	65,481	4,204,535
BlackLine, Inc. (a)	90,136	5,103,500
Box, Inc., Class A (a)	241,317	8,245,802
Bumble, Inc., Class A (a)	124,446	820,099
Cantaloupe, Inc. (a)	90,877	998,738
Cargurus, Inc., Class A (a)	140,728	4,710,166

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Computer Services Software & Systems (continued)
Commvault Systems, Inc. (a)	75,684	$ 13,193,992
CoreCard Corp. (a)	8,121	235,265
Corsair Gaming, Inc. (a)	74,705	704,468
Cricut, Inc., Class A	78,746	533,110
CSG Systems International, Inc.	47,531	3,104,250
Diebold Nixdorf, Inc. (a)(b)	43,534	2,411,784
Digimarc Corp. (a)(b)	26,177	345,798
Digital Turbine, Inc. (a)	167,928	990,775
Domo, Inc., Class B (a)	61,154	854,321
D-Wave Quantum, Inc. (a)(b)	492,675	7,212,762
E2open Parent Holdings, Inc., Class A (a)	312,854	1,010,518
eGain Corp. (a)	30,296	189,350
ePlus, Inc. (a)	45,050	3,248,105
EverQuote, Inc., Class A (a)	47,445	1,147,220
Everspin Technologies, Inc. (a)	6,884	43,300
fuboTV, Inc. (a)	571,255	2,205,044
Getty Images Holdings, Inc., Class A (a)(b)	167,994	278,870
Grid Dynamics Holdings, Inc., Class A (a)	114,350	1,320,743
Grindr, Inc. (a)	57,822	1,312,559
Groupon, Inc. (a)(b)	43,350	1,450,058
Insight Enterprises, Inc. (a)(b)	47,465	6,554,205
Integral Ad Science Holding Corp. (a)	124,697	1,036,232
IonQ, Inc. (a)(b)	405,701	17,432,972
MARA Holdings, Inc. (a)(b)	593,416	9,304,763
MediaAlpha, Inc., Class A (a)	53,639	587,347
Mitek Systems, Inc. (a)	75,850	750,915
NCR Atleos Corp. (a)(b)	125,260	3,573,668
NCR Voyix Corp. (a)(b)	237,884	2,790,379
NetScout Systems, Inc. (a)	118,590	2,942,218
Nextdoor Holdings, Inc., Class A (a)(b)	366,819	608,920
NextNav, Inc. (a)	152,556	2,318,851
OneSpan, Inc.	61,703	1,029,823
PagerDuty, Inc. (a)	144,280	2,204,598
PAR Technology Corp. (a)(b)	68,554	4,755,591
PlayAGS, Inc. (a)	68,795	859,250
Progress Software Corp.	73,245	4,675,961
PROS Holdings, Inc. (a)(b)	74,799	1,171,352
Qualys, Inc. (a)	62,501	8,929,518
QuinStreet, Inc. (a)	91,137	1,467,306
Rackspace Technology, Inc. (a)	112,741	144,309
Rapid7, Inc. (a)	108,261	2,504,077
Red Violet, Inc.	18,756	922,795
Rigetti Computing, Inc. (a)(b)	483,918	5,739,268
Rimini Street, Inc. (a)	83,422	314,501
Riot Platforms, Inc. (a)(b)	565,217	6,386,952
Sapiens International Corp. NV	52,940	1,548,495
Shutterstock, Inc.	41,018	777,701
Simulations Plus, Inc.	27,866	486,262
SPS Commerce, Inc. (a)	65,152	8,866,536
System1, Inc. (a)	652	3,606
Telos Corp. (a)	98,985	313,782
Tenable Holdings, Inc. (a)	204,339	6,902,571
Travelzoo (a)	11,008	140,132
TripAdvisor, Inc. (a)	198,339	2,588,324
TrueCar, Inc. (a)	144,542	274,630
TSS, Inc. (a)	31,623	911,691
TTEC Holdings, Inc. (a)	31,604	152,015
Tucows, Inc., Class A (a)(b)	12,899	254,239
Unisys Corp. (a)	113,622	514,708
Varonis Systems, Inc. (a)	188,791	9,581,143
Verint Systems, Inc. (a)	104,974	2,064,839
WNS Holdings Ltd. (a)(b)	69,218	4,377,346
Security	Shares	Value
Computer Services Software & Systems (continued)
Workiva, Inc., Class A (a)	85,966	$ 5,884,373
Yelp, Inc. (a)	105,718	3,622,956
Yext, Inc. (a)(b)	175,758	1,493,943
Ziff Davis, Inc. (a)	71,708	2,170,601
ZipRecruiter, Inc., Class A (a)(b)	111,988	561,060
		228,885,609
Computer Technology — 0.1%
Immersion Corp.	51,829	408,412
Impinj, Inc. (a)(b)	44,399	4,931,397
		5,339,809
Construction — 2.0%
Arcosa, Inc.	83,058	7,201,959
Bowman Consulting Group Ltd. (a)(b)	22,407	644,201
Centuri Holdings, Inc. (a)	28,996	650,670
Construction Partners, Inc., Class A (a)	80,267	8,530,777
Dycom Industries, Inc. (a)	47,948	11,718,012
Frontdoor, Inc. (a)	127,258	7,500,586
Granite Construction, Inc.	74,875	7,001,561
Great Lakes Dredge & Dock Corp. (a)	114,077	1,390,599
IES Holdings, Inc. (a)	15,453	4,577,642
Knife River Corp. (a)	97,817	7,985,780
Limbach Holdings, Inc. (a)	18,067	2,531,187
MYR Group, Inc. (a)	26,374	4,785,562
Orion Group Holdings, Inc. (a)	61,851	560,989
Primoris Services Corp.	92,556	7,213,815
Smith-Midland Corp. (a)(b)	4,660	156,390
Southland Holdings, Inc. (a)	20,079	83,930
Sterling Infrastructure, Inc. (a)	51,029	11,773,921
Titan America SA	42,120	525,658
Tutor Perini Corp. (a)(b)	76,153	3,562,437
		88,395,676
Consumer Electronics — 0.0%
Vuzix Corp. (a)(b)	111,273	324,917
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	43,293	2,472,896
Cass Information Systems, Inc.	20,705	899,632
Consumer Portfolio Services, Inc. (a)	13,862	136,263
Dave, Inc., Class A (a)	15,855	4,255,641
EVERTEC, Inc.	110,027	3,966,473
Green Dot Corp., Class A (a)	91,741	988,968
Marqeta, Inc., Class A (a)	657,682	3,834,286
NerdWallet, Inc., Class A (a)	71,679	786,319
OppFi, Inc., Class A	42,025	587,930
Payoneer Global, Inc. (a)	476,130	3,261,490
Paysafe Ltd. (a)(b)	55,484	700,208
Priority Technology Holdings, Inc. (a)	38,188	297,103
Remitly Global, Inc. (a)	265,179	4,977,410
Repay Holdings Corp., Class A (a)(b)	133,078	641,436
StoneCo Ltd., Class A (a)	414,646	6,650,922
Upstart Holdings, Inc. (a)	143,983	9,312,820
		43,769,797
Consumer Lending — 0.4%
Atlanticus Holdings Corp. (a)	9,254	506,656
Encore Capital Group, Inc. (a)	40,536	1,569,149
Enova International, Inc. (a)	41,837	4,665,662
LendingClub Corp. (a)	196,258	2,360,984
LendingTree, Inc. (a)	17,528	649,763
Marcus & Millichap, Inc.	41,829	1,284,569
Navient Corp.	120,629	1,700,869
Nelnet, Inc., Class A	23,759	2,877,690
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Lending (continued)
Oportun Financial Corp. (a)	58,007	$ 415,330
PRA Group, Inc. (a)	66,886	986,568
Regional Management Corp.	14,018	409,466
World Acceptance Corp. (a)	5,846	965,291
		18,391,997
Consumer Services: Miscellaneous — 0.0%
Cars.com, Inc. (a)	99,422	1,178,151
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA	237,837	1,017,942
Clearwater Paper Corp. (a)	28,007	762,911
Greif, Inc., Class A	42,836	2,783,912
Greif, Inc., Class B	8,075	557,256
Karat Packaging, Inc.	11,366	320,067
Myers Industries, Inc.	63,373	918,275
O-I Glass, Inc. (a)(b)	265,041	3,906,704
Ranpak Holdings Corp. (a)	75,481	269,467
UFP Technologies, Inc. (a)	12,859	3,139,653
		13,676,187
Cosmetics — 0.1%
Interparfums, Inc.	31,358	4,117,619
Diversified Consumer Services(a)(b) — 0.0%
Nerdy, Inc., Class A	98,837	161,104
Zspace, Inc.	4,189	13,656
		174,760
Diversified Financial Services — 0.3%
Burford Capital Ltd.	328,057	4,678,093
European Wax Center, Inc., Class A (a)(b)	56,084	315,753
MBIA, Inc. (a)	72,954	316,620
Piper Sandler Cos.	29,914	8,314,297
SWK Holdings Corp.	4,902	72,256
Tiptree, Inc.	40,243	948,930
		14,645,949
Diversified Manufacturing Operations — 0.6%
Enerpac Tool Group Corp., Class A	93,441	3,789,967
Enviri Corp. (a)	132,664	1,151,524
Federal Signal Corp.	102,745	10,934,123
OSI Systems, Inc. (a)	27,427	6,167,235
Standex International Corp.	20,269	3,171,693
TriMas Corp.	57,563	1,646,877
		26,861,419
Diversified Materials & Processing — 0.1%
Ascent Industries Co. (a)(b)	13,783	173,804
NL Industries, Inc.	14,377	92,013
Tredegar Corp. (a)	43,465	382,492
Uranium Energy Corp. (a)(b)	727,897	4,949,699
		5,598,008
Diversified Media — 0.0%
EW Scripps Co., Class A (a)	114,140	335,572
Diversified Retail — 0.4%
Beyond, Inc. (a)(b)	95,321	655,809
Blink Charging Co. (a)	19,669	18,487
FirstCash Holdings, Inc.	67,765	9,157,762
Gaia, Inc., Class A (a)	29,520	129,593
PriceSmart, Inc.	43,902	4,611,466
Savers Value Village, Inc. (a)	39,036	398,167
Security	Shares	Value
Diversified Retail (continued)
Stitch Fix, Inc., Class A (a)	172,609	$ 638,653
Winmark Corp.	5,030	1,899,378
		17,509,315
Diversified Telecommunication Services(a) — 0.4%
AST SpaceMobile, Inc., Class A	47,607	2,224,675
BlackSky Technology, Inc., Class A (b)	48,492	997,965
EchoStar Corp., Class A (b)	231,941	6,424,766
Globalstar, Inc. (b)	84,267	1,984,488
Lumen Technologies, Inc.	1,631,491	7,145,931
		18,777,825
Drug & Grocery Store Chains — 0.1%
Ingles Markets, Inc., Class A	25,052	1,587,796
Village Super Market, Inc., Class A	15,287	588,550
Weis Markets, Inc.	28,403	2,058,933
		4,235,279
Education Services — 1.0%
Adtalem Global Education, Inc. (a)	62,961	8,010,528
American Public Education, Inc. (a)	30,145	918,217
Chegg, Inc. (a)	12,716	15,386
Coursera, Inc. (a)	237,467	2,080,211
Franklin Covey Co. (a)	19,361	441,818
Graham Holdings Co., Class B	5,493	5,197,312
KinderCare Learning Cos., Inc. (a)	48,010	484,901
Laureate Education, Inc., Class A (a)	220,112	5,146,219
Lincoln Educational Services Corp. (a)	51,343	1,183,456
Perdoceo Education Corp.	105,218	3,439,576
Strategic Education, Inc.	41,188	3,506,334
Stride, Inc. (a)	73,071	10,609,179
Udemy, Inc. (a)	168,349	1,183,493
Universal Technical Institute, Inc. (a)	76,672	2,598,414
		44,815,044
Electrical Equipment — 1.0%
Allient, Inc.	24,324	883,204
American Superconductor Corp. (a)(b)	66,182	2,428,218
Array Technologies, Inc. (a)(b)	262,628	1,549,505
Atkore, Inc.	58,842	4,151,303
Bloom Energy Corp., Class A (a)(b)	350,213	8,377,095
Complete Solaria, Inc. (a)(b)	104,465	192,216
Energy Vault Holdings, Inc. (a)	10,168	7,288
Enovix Corp. (a)(b)	280,296	2,898,261
Eos Energy Enterprises, Inc., Class A (a)(b)	385,583	1,974,185
Fluence Energy, Inc., Class A (a)(b)	131,569	882,828
FuelCell Energy, Inc. (a)(b)	493	2,766
LSI Industries, Inc.	45,510	774,125
NANO Nuclear Energy, Inc. (a)(b)	46,346	1,598,474
Net Power, Inc., Class A (a)(b)	38,138	94,201
NuScale Power Corp., Class A (a)(b)	208,559	8,250,594
Plug Power, Inc. (a)(b)	1,584,059	2,360,248
Power Solutions International, Inc. (a)	11,355	734,441
Shoals Technologies Group, Inc., Class A (a)(b)	282,834	1,202,044
SKYX Platforms Corp. (a)	106,078	110,851
SolarMax Technology, Inc. (a)	1,010	1,101
Sunrun, Inc. (a)	358,421	2,931,884
T1 Energy, Inc. (a)(b)	184,516	226,955
Thermon Group Holdings, Inc. (a)	57,443	1,612,999
TPI Composites, Inc. (a)	8,553	7,350
		43,252,136
Electronic Components — 0.5%
Aeva Technologies, Inc. (a)(b)	52,156	1,970,975

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Components (continued)
Methode Electronics, Inc.	59,814	$ 568,831
MicroVision, Inc. (a)(b)	425,038	484,543
NVE Corp.	8,451	622,078
Sanmina Corp. (a)	89,386	8,744,633
ScanSource, Inc. (a)	37,263	1,557,966
TTM Technologies, Inc. (a)	173,195	7,069,820
		21,018,846
Electronic Entertainment — 0.0%
Turtle Beach Corp. (a)(b)	27,865	385,373
Electronic Equipment, Instruments & Components — 1.6%
Advanced Energy Industries, Inc. (b)	64,482	8,543,865
Atmus Filtration Technologies, Inc.	143,658	5,232,024
Badger Meter, Inc.	50,750	12,431,213
Bel Fuse, Inc., Class A (b)	2,956	265,597
Bel Fuse, Inc., Class B (b)	17,798	1,738,687
Belden, Inc.	67,749	7,845,334
Benchmark Electronics, Inc.	61,279	2,379,464
Climb Global Solutions, Inc.	6,630	708,813
Daktronics, Inc. (a)	71,108	1,075,153
Evolv Technologies Holdings, Inc., Class A (a)	197,686	1,233,561
Frequency Electronics, Inc.	11,403	258,962
Insteel Industries, Inc.	32,237	1,199,539
Kimball Electronics, Inc. (a)	42,278	813,006
Knowles Corp. (a)	149,301	2,630,684
KULR Technology Group, Inc. (a)(b)	57,133	407,358
Lightwave Logic, Inc. (a)	19,695	24,422
Mesa Laboratories, Inc.	8,898	838,370
Mirion Technologies, Inc., Class A (a)(b)	359,214	7,733,877
M-Tron Industries, Inc. (a)	3,924	164,808
Neonode, Inc. (a)	13,646	347,973
nLight, Inc. (a)	81,115	1,596,343
Novanta, Inc. (a)(b)	61,741	7,960,267
Ouster, Inc. (a)	88,053	2,135,285
PC Connection, Inc.	18,958	1,247,057
Richardson Electronics Ltd.	20,035	193,338
Standard BioTools, Inc. (a)(b)	509,005	610,806
Stoneridge, Inc. (a)	7,198	50,674
Vishay Precision Group, Inc. (a)(b)	20,034	562,955
Xperi, Inc. (a)	77,607	613,871
		70,843,306
Electronics — 0.3%
NEXTracker, Inc., Class A (a)	242,613	13,190,869
Energy Equipment & Services — 1.5%
Archrock, Inc.	282,840	7,022,917
Aris Water Solutions, Inc., Class A	53,510	1,265,512
Atlas Energy Solutions, Inc.	134,522	1,798,559
Borr Drilling Ltd. (b)	380,447	696,218
Bristow Group, Inc. (a)	49,305	1,625,586
ChampionX Corp.	328,120	8,150,501
Core Laboratories, Inc. (b)	81,958	944,156
DMC Global, Inc. (a)	30,851	248,659
DNOW, Inc. (a)	184,026	2,729,106
Energy Services of America Corp.	18,522	184,109
Expro Group Holdings NV (a)(b)	178,925	1,536,966
Flowco Holdings, Inc., Class A	33,407	594,979
Forum Energy Technologies, Inc. (a)	19,935	388,134
Geospace Technologies Corp. (a)	4,850	69,161
Helix Energy Solutions Group, Inc. (a)	248,004	1,547,545
Innovex International, Inc. (a)	67,184	1,049,414
Kodiak Gas Services, Inc.	92,243	3,161,168
Security	Shares	Value
Energy Equipment & Services (continued)
Liberty Energy, Inc., Class A	272,811	$ 3,131,870
Mammoth Energy Services, Inc. (a)	45,251	126,703
Nabors Industries Ltd. (a)(b)	24,501	686,518
Natural Gas Services Group, Inc. (a)	17,649	455,521
Noble Corp. PLC	215,999	5,734,773
ProFrac Holding Corp., Class A (a)(b)	21,051	163,356
ProPetro Holding Corp. (a)	136,951	817,597
Ranger Energy Services, Inc., Class A	25,809	308,159
SEACOR Marine Holdings, Inc. (a)	38,831	198,038
Seadrill Ltd. (a)(b)	107,426	2,819,932
Select Water Solutions, Inc., Class A	153,849	1,329,255
Sitio Royalties Corp., Class A	132,786	2,440,607
Solaris Energy Infrastructure, Inc., Class A	63,202	1,787,985
TETRA Technologies, Inc. (a)	216,640	727,910
Tidewater, Inc. (a)	86,484	3,989,507
Transocean Ltd. (a)(b)	1,274,192	3,300,157
Valaris Ltd. (a)(b)	108,982	4,589,232
		65,619,810
Engineering & Contracting Services — 0.7%
908 Devices, Inc. (a)(b)	40,367	287,817
Ameresco, Inc., Class A (a)	55,595	844,488
Argan, Inc.	22,677	4,999,825
Exponent, Inc.	86,936	6,494,989
Fluor Corp. (a)	286,282	14,677,678
Mistras Group, Inc. (a)	28,139	225,393
VSE Corp.	34,729	4,548,804
		32,078,994
Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A (a)(b)	754,242	2,338,150
Atlanta Braves Holdings, Inc., Class A (a)(b)	11,710	576,249
Atlanta Braves Holdings, Inc., Class C (a)(b)	78,935	3,691,790
Cinemark Holdings, Inc.	182,236	5,499,883
CuriosityStream, Inc.	55,374	311,756
Eventbrite, Inc., Class A (a)	134,894	354,771
Golden Entertainment, Inc.	33,233	978,047
Golden Matrix Group, Inc. (a)(b)	39,654	67,412
IMAX Corp. (a)	73,822	2,064,063
Lionsgate Studios Corp. (a)(b)	328,709	1,909,799
LiveOne, Inc. (a)	10,601	8,003
Madison Square Garden Entertainment Corp. (a)	67,511	2,698,415
Marcus Corp.	38,905	655,938
Playstudios, Inc., Class A (a)	158,927	208,194
Playtika Holding Corp.	97,455	460,962
Reservoir Media, Inc. (a)	32,658	250,487
Sphere Entertainment Co., Class A (a)(b)	46,838	1,957,828
Starz Entertainment Corp. (a)(b)	21,913	352,142
Vivid Seats, Inc., Class A (a)(b)	130,153	219,959
		24,603,848
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	106,516	5,028,620
BrightView Holdings, Inc. (a)(b)	102,707	1,710,071
Brink’s Co.	74,064	6,613,175
Healthcare Services Group, Inc. (a)	124,169	1,866,260
Montrose Environmental Group, Inc. (a)(b)	54,310	1,188,846
UniFirst Corp.	25,841	4,863,793
		21,270,765
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Data & Systems — 0.0%
I3 Verticals, Inc., Class A (a)(b)	38,597	$ 1,060,645
Value Line, Inc.	1,578	61,779
		1,122,424
Financial Services — 0.4%
Better Home & Finance Holding Co. (a)	8,509	105,427
Cannae Holdings, Inc.	97,280	2,028,288
Compass Diversified Holdings	114,527	719,230
HA Sustainable Infrastructure Capital, Inc.	209,269	5,620,965
International Money Express, Inc. (a)	51,204	516,648
NewtekOne, Inc.	42,736	482,062
Onity Group, Inc. (a)	10,557	402,961
Pagseguro Digital Ltd., Class A	303,363	2,924,419
Paysign, Inc. (a)	61,000	439,200
Security National Financial Corp., Class A (a)	23,549	231,958
Universal Corp.	41,418	2,412,184
		15,883,342
Food & Staples Retailing — 0.1%
Grocery Outlet Holding Corp. (a)	164,202	2,039,389
Natural Grocers by Vitamin Cottage, Inc.	22,119	868,171
Sprouts Farmers Market, Inc. (a)	4,576	753,392
		3,660,952
Food Products — 0.3%
B&G Foods, Inc.	133,269	563,728
Beyond Meat, Inc. (a)(b)	127,606	445,345
Forafric Global PLC (a)	9,653	75,293
Hain Celestial Group, Inc. (a)	154,776	235,259
Krispy Kreme, Inc.	142,712	415,292
Lifeway Foods, Inc. (a)	7,054	173,881
Mama’s Creations, Inc. (a)	53,309	442,465
Mission Produce, Inc. (a)	83,564	979,370
Simply Good Foods Co. (a)	160,406	5,067,226
SunOpta, Inc. (a)	165,120	957,696
TreeHouse Foods, Inc. (a)	87,132	1,692,103
Triller Group, Inc. (a)	160,681	149,514
WK Kellogg Co.	106,449	1,696,797
		12,893,969
Foods — 0.5%
Chefs’ Warehouse, Inc. (a)	62,367	3,979,638
HF Foods Group, Inc. (a)	68,482	217,773
J & J Snack Foods Corp.	26,907	3,051,523
John B Sanfilippo & Son, Inc.	13,255	838,246
Lancaster Colony Corp.	34,366	5,937,414
Seneca Foods Corp., Class A (a)	7,876	798,863
SpartanNash Co.	58,244	1,542,883
Tootsie Roll Industries, Inc.	28,293	946,401
United Natural Foods, Inc. (a)	100,453	2,341,559
Utz Brands, Inc., Class A	125,471	1,574,661
		21,228,961
Forest Products — 0.1%
Boise Cascade Co.	65,235	5,663,703
Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	74,379	1,183,370
Ennis, Inc.	43,358	786,514
Quad/Graphics, Inc., Class A	55,685	314,620
		2,284,504
Security	Shares	Value
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	24,442	$ 732,527
Westrock Coffee Co. (a)(b)	60,970	349,358
		1,081,885
Funeral Parlors & Cemeteries — 0.1%
Carriage Services, Inc.	23,569	1,078,046
Hillenbrand, Inc.	119,687	2,402,118
Matthews International Corp., Class A	51,431	1,229,715
		4,709,879
Gold(a) — 0.3%
Coeur Mining, Inc.	1,095,246	9,703,879
i-80 Gold Corp.	27,057	16,191
Novagold Resources, Inc.	412,578	1,687,444
		11,407,514
Health Care Equipment & Supplies — 0.1%
Integra LifeSciences Holdings Corp. (a)	115,285	1,414,547
Nano-X Imaging Ltd. (a)(b)	111,322	575,535
OmniAb, Inc., 12.50 Earnout Shares (a)(c)	9,003	—
OmniAb, Inc., 15.00 Earnout Shares (a)(c)	9,003	—
Strawberry Fields REIT, Inc.	16,047	169,135
		2,159,217
Health Care Facilities — 0.7%
Brookdale Senior Living, Inc. (a)	391,481	2,724,708
CVRx, Inc. (a)	23,044	135,499
Enovis Corp. (a)	97,703	3,063,966
Ensign Group, Inc.	96,073	14,820,221
National HealthCare Corp.	21,468	2,297,291
QuidelOrtho Corp. (a)	114,843	3,309,775
Select Medical Holdings Corp.	193,768	2,941,398
Sight Sciences, Inc. (a)(b)	71,563	295,555
		29,588,413
Health Care Management Services(a)(b) — 0.4%
Hims & Hers Health, Inc., Class A	325,913	16,246,762
TruBridge, Inc.	17,308	405,353
		16,652,115
Health Care Providers & Services — 0.7%
AdaptHealth Corp. (a)	158,146	1,491,317
agilon health, Inc. (a)(b)	520,188	1,196,432
Alignment Healthcare, Inc. (a)(b)	217,991	3,051,874
Clover Health Investments Corp. (a)(b)	699,553	1,951,753
Delcath Systems, Inc. (a)	49,931	679,062
DocGo, Inc. (a)	175,488	275,516
Oncology Institute, Inc. (a)	102,261	209,635
Option Care Health, Inc. (a)	281,764	9,151,695
Premier, Inc., Class A	156,366	3,429,106
Privia Health Group, Inc. (a)	196,652	4,522,996
Sonida Senior Living, Inc. (a)	6,812	169,959
Talkspace, Inc. (a)	212,133	589,730
U.S. Physical Therapy, Inc.	25,759	2,014,354
		28,733,429
Health Care Services — 0.9%
AirSculpt Technologies, Inc. (a)(b)	19,556	94,455
AMN Healthcare Services, Inc. (a)	65,159	1,346,837
Ardent Health Partners, Inc. (a)	40,589	554,446
Butterfly Network, Inc. (a)(b)	332,786	665,572
Claritev Corp. (a)(b)	12,099	546,028
CorVel Corp. (a)	49,780	5,116,388
Cross Country Healthcare, Inc. (a)	53,912	703,552
Definitive Healthcare Corp., Class A (a)	60,601	236,344

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Services (continued)
Evolent Health, Inc., Class A (a)(b)	198,588	$ 2,236,101
Fortrea Holdings, Inc. (a)	158,267	781,839
Ginkgo Bioworks Holdings, Inc. (a)(b)	60,635	682,144
Health Catalyst, Inc. (a)	100,811	380,057
HealthStream, Inc.	41,933	1,160,286
LifeMD, Inc. (a)	60,923	829,771
NeoGenomics, Inc. (a)	219,342	1,603,390
Nutex Health, Inc. (a)	5,946	740,218
OptimizeRx Corp. (a)	31,635	427,073
Pennant Group, Inc. (a)	58,705	1,752,344
Performant Healthcare, Inc. (a)	113,124	452,496
Phreesia, Inc. (a)(b)	96,587	2,748,866
Progyny, Inc. (a)	117,422	2,583,284
Schrodinger, Inc./United States (a)	95,878	1,929,065
Surgery Partners, Inc. (a)	131,260	2,917,910
Teladoc Health, Inc. (a)	299,554	2,609,115
Waystar Holding Corp. (a)	156,659	6,402,653
		39,500,234
Home Building — 1.2%
Beazer Homes USA, Inc. (a)	49,240	1,101,499
Century Communities, Inc.	45,889	2,584,468
Dream Finders Homes, Inc., Class A (a)(b)	52,315	1,314,676
Forestar Group, Inc. (a)	32,824	656,480
Green Brick Partners, Inc. (a)	54,137	3,404,135
Hovnanian Enterprises, Inc., Class A (a)	8,620	901,221
Installed Building Products, Inc.	40,087	7,228,488
KB Home	119,666	6,338,708
LGI Homes, Inc. (a)	35,804	1,844,622
M/I Homes, Inc. (a)	45,264	5,075,000
Meritage Homes Corp.	121,550	8,140,203
Taylor Morrison Home Corp., Class A (a)	168,669	10,359,650
Tri Pointe Homes, Inc. (a)	152,943	4,886,529
United Homes Group, Inc., Class A (a)	2,767	8,024
		53,843,703
Hotel/Motel(a) — 0.1%
First Watch Restaurant Group, Inc.	70,752	1,134,862
Hilton Grand Vacations, Inc.	104,735	4,349,645
		5,484,507
Hotels, Restaurants & Leisure — 0.3%
Genius Sports Ltd. (a)	378,698	3,938,459
Pursuit Attractions and Hospitality, Inc. (a)	35,355	1,019,285
Serve Robotics, Inc. (a)(b)	60,932	697,062
Six Flags Entertainment Corp.	164,096	4,993,441
Target Hospitality Corp. (a)	56,241	400,436
United Parks & Resorts, Inc. (a)	47,064	2,219,068
		13,267,751
Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	12,990	232,391
Traeger, Inc. (a)	61,250	104,738
		337,129
Household Equipment & Products — 0.2%
Central Garden & Pet Co. (a)	16,539	581,842
Central Garden & Pet Co., Class A (a)	89,591	2,803,302
Energizer Holdings, Inc.	113,298	2,284,088
Helen of Troy Ltd. (a)	39,539	1,122,117
Spectrum Brands Holdings, Inc.	44,314	2,348,642
		9,139,991
Household Furnishings — 0.2%
Arhaus, Inc., Class A (a)	89,629	777,084
Bassett Furniture Industries, Inc.	14,121	214,639
Security	Shares	Value
Household Furnishings (continued)
Ethan Allen Interiors, Inc.	39,365	$ 1,096,315
Flexsteel Industries, Inc.	7,490	269,865
GoPro, Inc., Class A (a)	6,888	5,216
Hooker Furnishings Corp.	2,635	27,878
La-Z-Boy, Inc.	70,981	2,638,364
Leggett & Platt, Inc.	226,466	2,020,077
Lovesac Co. (a)(b)	24,496	445,827
Purple Innovation, Inc. (a)	22,822	16,642
Sleep Number Corp. (a)	37,416	252,745
Sonos, Inc. (a)	201,158	2,174,518
		9,939,170
Independent Power Producers & Energy Traders(a)(b) — 0.0%
Montauk Renewables, Inc.	108,509	240,890
Stem, Inc.	1,754	10,927
		251,817
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	40,850	1,274,520
Insurance — 0.5%
F&G Annuities & Life, Inc.	36,900	1,180,062
Fidelis Insurance Holdings Ltd.	103,303	1,712,764
GoHealth, Inc., Class A (a)	6,637	36,835
Hamilton Insurance Group Ltd., Class B (a)	77,967	1,685,647
Kingsway Financial Services, Inc. (a)(b)	31,412	425,319
Lemonade, Inc. (a)	95,145	4,168,302
Mercury General Corp.	45,949	3,094,206
Oscar Health, Inc., Class A (a)	313,176	6,714,493
Skyward Specialty Insurance Group, Inc. (a)	61,124	3,532,356
		22,549,984
Insurance: Life — 0.5%
Citizens, Inc. (a)	78,346	273,427
CNO Financial Group, Inc.	169,634	6,544,480
Jackson Financial, Inc., Class A	122,624	10,887,785
Selectquote, Inc. (a)	228,989	544,994
Trupanion, Inc. (a)	63,439	3,511,349
		21,762,035
Insurance: Multi-Line — 0.7%
Baldwin Insurance Group, Inc. (a)	120,191	5,145,377
Crawford & Co., Class A	27,975	295,975
eHealth, Inc. (a)	49,860	216,891
Essent Group Ltd.	170,008	10,324,586
Genworth Financial, Inc., Class A (a)	710,096	5,524,547
Goosehead Insurance, Inc., Class A	40,778	4,302,487
Horace Mann Educators Corp.	71,163	3,057,874
Roadzen, Inc. (a)	7,132	6,989
SiriusPoint Ltd. (a)	120,308	2,453,080
		31,327,806
Insurance: Property-Casualty — 1.4%
Ambac Financial Group, Inc. (a)	79,059	561,319
American Coastal Insurance Corp.	40,475	450,082
AMERISAFE, Inc.	32,941	1,440,510
Bowhead Specialty Holdings, Inc. (a)	26,947	1,011,321
Donegal Group, Inc., Class A	27,352	547,724
Employers Holdings, Inc.	41,150	1,941,457
Enstar Group Ltd. (a)	20,369	6,851,317
Greenlight Capital Re Ltd., Class A (a)	47,585	683,796
HCI Group, Inc.	14,572	2,217,858
Heritage Insurance Holdings, Inc. (a)	39,576	987,025
Investors Title Co.	2,443	516,206
James River Group Holdings Ltd.	63,900	374,454
Kestrel Group Ltd. (a)(b)	2,947	78,154
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance: Property-Casualty (continued)
Kingstone Cos., Inc. (a)(b)	14,389	$ 221,734
NI Holdings, Inc. (a)	13,658	174,003
NMI Holdings, Inc., Class A (a)	134,574	5,677,677
Palomar Holdings, Inc. (a)	45,091	6,955,287
ProAssurance Corp. (a)	85,903	1,961,166
Radian Group, Inc.	241,861	8,711,833
Root, Inc., Class A (a)	18,107	2,317,153
Safety Insurance Group, Inc.	25,266	2,005,868
Selective Insurance Group, Inc.	104,020	9,013,333
Stewart Information Services Corp.	47,519	3,093,487
United Fire Group, Inc.	36,201	1,038,969
Universal Insurance Holdings, Inc.	44,077	1,222,255
		60,053,988
Internet Software & Services(a) — 0.1%
1stdibs.com, Inc.	4,415	12,141
Flywire Corp.	200,512	2,345,991
		2,358,132
IT Services — 0.3%
Backblaze, Inc., Class A (a)	79,035	434,693
BigBear.ai Holdings, Inc. (a)(b)	493,997	3,354,240
BigCommerce Holdings, Inc., Series 1 (a)	112,390	561,950
Couchbase, Inc. (a)(b)	74,589	1,818,480
Crexendo, Inc. (a)	22,220	134,875
CSP, Inc.	11,029	142,715
DigitalOcean Holdings, Inc. (a)	110,614	3,159,136
Fastly, Inc., Class A (a)	237,438	1,676,312
Hackett Group, Inc.	43,596	1,108,210
Kohl’s Corp.	189,049	1,603,136
		13,993,747
Leisure Time — 0.9%
10X Genomics, Inc., Class A (a)	182,358	2,111,706
Acushnet Holdings Corp.	47,946	3,491,428
American Outdoor Brands, Inc. (a)	17,360	181,412
Clarus Corp.	50,875	176,536
Escalade, Inc.	17,369	242,819
Global Business Travel Group I, Class A (a)(b)	163,721	1,031,442
Johnson Outdoors, Inc., Class A	8,590	260,019
Latham Group, Inc. (a)(b)	67,712	432,003
Life Time Group Holdings, Inc. (a)	232,168	7,041,655
Lindblad Expeditions Holdings, Inc. (a)	63,375	739,586
Livewire Group, Inc. (a)(b)	63,640	292,744
Malibu Boats, Inc., Class A (a)	32,974	1,033,405
Marriott Vacations Worldwide Corp.	54,703	3,955,574
MasterCraft Boat Holdings, Inc. (a)(b)	27,610	512,994
OneSpaWorld Holdings Ltd.	162,190	3,307,054
Outdoor Holding Co. (a)(b)	143,187	183,279
Peloton Interactive, Inc., Class A (a)	630,450	4,375,323
Polaris, Inc.	91,187	3,706,752
Portillo’s, Inc., Class A (a)(b)	93,315	1,088,986
RCI Hospitality Holdings, Inc.	14,458	551,139
Sabre Corp. (a)	620,151	1,959,677
Smith & Wesson Brands, Inc.	74,294	644,872
Sturm Ruger & Co., Inc.	28,175	1,011,483
Topgolf Callaway Brands Corp. (a)	225,735	1,817,167
Xponential Fitness, Inc., Class A (a)	40,656	304,513
		40,453,568
Security	Shares	Value
Luxury Items — 0.0%
Movado Group, Inc.	26,701	$ 407,190
Machinery(a) — 0.1%
Hillman Solutions Corp.	335,792	2,397,555
Microvast Holdings, Inc.	344,765	1,251,497
		3,649,052
Machinery: Agricultural — 0.2%
Alamo Group, Inc.	17,685	3,862,050
Lindsay Corp.	18,588	2,681,319
		6,543,369
Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	39,249	1,636,291
Manitowoc Co., Inc. (a)	59,527	715,514
Terex Corp.	111,429	5,202,620
		7,554,425
Machinery: Industrial — 1.3%
AirJoule Technologies Corp. (a)(b)	33,719	156,119
Albany International Corp., Class A	51,678	3,624,178
Chart Industries, Inc. (a)(b)	77,370	12,738,971
Columbus McKinnon Corp.	47,817	730,166
Douglas Dynamics, Inc.	38,938	1,147,503
DXP Enterprises, Inc. (a)(b)	22,537	1,975,368
Enpro, Inc.	36,154	6,925,299
Gencor Industries, Inc. (a)	18,815	263,410
Graham Corp. (a)	17,620	872,366
Helios Technologies, Inc.	57,363	1,914,203
Hyster-Yale, Inc., Class A	19,701	783,706
JBT Marel Corp.	89,353	10,745,592
Kadant, Inc.	20,151	6,396,935
Kennametal, Inc.	132,695	3,046,677
Luxfer Holdings PLC	47,305	576,175
Mayville Engineering Co., Inc. (a)	22,995	367,000
Palladyne AI Corp (a)	44,233	383,058
Proto Labs, Inc. (a)	40,686	1,629,067
Richtech Robotics, Inc., Class B, Class B (a)(b)	119,825	233,659
Tennant Co.	32,478	2,516,395
Titan International, Inc. (a)(b)	83,460	857,134
		57,882,981
Manufactured Housing — 0.4%
Cavco Industries, Inc. (a)	13,051	5,669,746
Champion Homes, Inc. (a)	92,399	5,785,101
LCI Industries	42,140	3,842,747
		15,297,594
Marine — 0.5%
Ardmore Shipping Corp.	58,979	566,199
Calumet, Inc. (a)	108,066	1,702,580
Costamare Bulkers Holdings Ltd. (a)	14,820	128,489
Costamare, Inc.	74,100	675,051
DHT Holdings, Inc.	217,958	2,356,126
Dorian LPG Ltd.	62,698	1,528,577
Genco Shipping & Trading Ltd.	67,261	879,101
Golden Ocean Group Ltd.	177,227	1,297,302
Himalaya Shipping Ltd.	49,893	287,883
International Seaways, Inc.	68,527	2,499,865
Navigator Holdings Ltd.	56,655	801,668
Nordic American Tankers Ltd.	351,745	925,089
Pangaea Logistics Solutions Ltd.	50,973	239,573

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Marine (continued)
Safe Bulkers, Inc.	98,648	$ 356,119
Scorpio Tankers, Inc.	74,459	2,913,581
SFL Corp. Ltd.	207,407	1,727,700
Teekay Corp. Ltd.	89,180	735,735
Teekay Tankers Ltd., Class A	41,401	1,727,250
		21,347,888
Media — 0.4%
Arena Group Holdings, Inc. (a)	20,509	127,156
Cardlytics, Inc. (a)	4,634	7,623
Emerald Holding, Inc.	30,744	149,108
Entravision Communications Corp., Class A	112,738	261,552
Gambling.com Group Ltd. (a)(b)	27,432	326,166
Magnite, Inc. (a)	239,400	5,774,328
Newsmax, Inc. (a)	13,161	199,126
PubMatic, Inc., Class A (a)	69,521	864,841
Rumble, Inc. (a)(b)	136,511	1,225,869
Sinclair, Inc.	66,940	925,111
Teads Holding Co. (a)(b)	64,524	160,020
TEGNA, Inc.	276,753	4,638,380
Vimeo, Inc. (a)	272,627	1,101,413
VTEX, Class A (a)(b)	100,063	660,416
Webtoon Entertainment, Inc. (a)(b)	25,570	232,176
		16,653,285
Medical & Dental Instruments & Supplies — 1.4%
Alphatec Holdings, Inc. (a)	200,997	2,231,067
AngioDynamics, Inc. (a)	69,058	685,055
Artivion, Inc. (a)	65,166	2,026,663
AtriCure, Inc. (a)	82,498	2,703,459
Avanos Medical, Inc. (a)	78,479	960,583
Axogen, Inc. (a)	72,867	790,607
BioLife Solutions, Inc. (a)	65,729	1,415,803
Castle Biosciences, Inc. (a)	49,217	1,005,011
Ceribell, Inc. (a)	43,171	808,593
Cerus Corp. (a)	305,358	430,555
Community Health Systems, Inc. (a)	216,621	736,511
CONMED Corp.	52,753	2,747,376
ICU Medical, Inc. (a)	41,337	5,462,685
InfuSystem Holdings, Inc. (a)	2,287	14,271
Inmode Ltd. (a)	5,840	84,330
LeMaitre Vascular, Inc.	36,156	3,002,756
LENSAR, Inc. (a)	14,729	193,981
LivaNova PLC (a)	93,744	4,220,355
Merit Medical Systems, Inc. (a)(b)	99,999	9,347,906
Neogen Corp. (a)	371,834	1,777,366
Orthofix Medical, Inc. (a)	67,228	749,592
OrthoPediatrics Corp. (a)	28,227	606,316
Owens & Minor, Inc. (a)	132,304	1,203,966
PROCEPT BioRobotics Corp. (a)	89,812	5,173,171
Pro-Dex, Inc. (a)	3,665	159,941
Pulmonx Corp. (a)	62,367	161,531
Sanara Medtech, Inc. (a)(b)	5,191	147,372
Semler Scientific, Inc. (a)(b)	14,500	561,730
STAAR Surgical Co. (a)	83,547	1,401,919
Stereotaxis, Inc. (a)(b)	89,447	189,628
Surmodics, Inc. (a)	23,785	706,652
TransMedics Group, Inc. (a)	56,833	7,616,190
Treace Medical Concepts, Inc. (a)	83,872	493,167
Utah Medical Products, Inc.	5,805	330,421
		60,146,529
Security	Shares	Value
Medical Equipment — 1.6%
Accuray, Inc. (a)	173,647	$ 237,896
Adaptive Biotechnologies Corp. (a)	255,238	2,973,523
Akoya Biosciences, Inc. (a)	6,857	8,914
Alpha Teknova, Inc. (a)	18,795	92,283
Anteris Technologies Global Corp. (a)(b)	25,559	96,869
Avita Medical, Inc. (a)(b)	43,220	228,634
Beta Bionics, Inc. (a)(b)	22,522	327,920
Bioventus, Inc., Class A (a)	79,898	528,925
CareDx, Inc. (a)	94,438	1,845,319
ClearPoint Neuro, Inc. (a)	42,958	512,919
Electromed, Inc. (a)	11,535	253,655
Embecta Corp.	97,745	947,149
Fractyl Health, Inc. (a)	1,206	1,954
Glaukos Corp. (a)	95,590	9,873,491
Haemonetics Corp. (a)(b)	86,189	6,430,561
Inogen, Inc. (a)	41,210	289,706
Integer Holdings Corp. (a)(b)	58,949	7,248,959
iRadimed Corp.	13,891	830,543
iRhythm Technologies, Inc. (a)	54,520	8,393,899
Kestra Medical Technologies Ltd. (a)	22,783	377,742
KORU Medical Systems, Inc. (a)(b)	73,581	263,420
Lantheus Holdings, Inc. (a)(b)	115,407	9,447,217
Lucid Diagnostics, Inc. (a)	119,929	137,918
MaxCyte, Inc. (a)	178,783	389,747
Myomo, Inc. (a)	56,401	121,826
Nautilus Biotechnology, Inc. (a)	14,339	10,394
Neuronetics, Inc. (a)	62,649	218,645
Novocure Ltd. (a)	173,689	3,091,664
OmniAb, Inc. (a)(b)	161,213	280,511
Omnicell, Inc. (a)	79,262	2,330,303
OraSure Technologies, Inc. (a)(b)	124,041	372,123
Pacific Biosciences of California, Inc. (a)(b)	472,014	585,297
Pulse Biosciences, Inc. (a)(b)	31,315	472,543
Quanterix Corp. (a)	62,000	412,300
Quantum-Si, Inc., Class A (a)	244,375	478,975
RxSight, Inc. (a)(b)	62,053	806,689
SANUWAVE Health, Inc. (a)	9,114	299,486
SI-BONE, Inc. (a)	64,922	1,221,832
Tactile Systems Technology, Inc. (a)	39,447	399,993
Tandem Diabetes Care, Inc. (a)	112,518	2,097,336
Twist Bioscience Corp. (a)	101,008	3,716,084
Varex Imaging Corp. (a)(b)	66,910	580,110
Zimvie, Inc. (a)	46,395	433,793
Zynex, Inc. (a)	4,487	11,576
		69,680,643
Medical Services — 0.9%
Addus HomeCare Corp. (a)	31,046	3,576,189
Alumis, Inc. (a)	82,466	247,398
Astrana Health, Inc. (a)	69,758	1,735,579
Aveanna Healthcare Holdings, Inc. (a)	79,006	413,201
BioAge Labs, Inc. (a)	41,098	169,735
BrightSpring Health Services, Inc. (a)	144,465	3,407,929
Concentra Group Holdings Parent, Inc.	199,781	4,109,495
Cytek Biosciences, Inc. (a)	199,155	677,127
Enhabit, Inc. (a)	85,284	822,138
Fulgent Genetics, Inc. (a)	34,731	690,452
GeneDx Holdings Corp., Class A (a)	32,053	2,958,812
HealthEquity, Inc. (a)	145,933	15,287,941
Innovage Holding Corp. (a)	40,236	148,471
Joint Corp. (a)(b)	26,114	301,355
LifeStance Health Group, Inc. (a)	226,503	1,171,020
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Medical Services (continued)
Maravai LifeSciences Holdings, Inc., Class A (a)(b)	190,588	$ 459,317
ModivCare, Inc. (a)	4,208	13,129
NeuroPace, Inc. (a)(b)	39,101	435,585
OPKO Health, Inc. (a)	626,780	827,350
Outset Medical, Inc. (a)	23,066	443,098
PACS Group, Inc. (a)	76,338	986,287
Pediatrix Medical Group, Inc. (a)	148,136	2,125,752
Quipt Home Medical Corp. (a)	10,049	17,988
Viemed Healthcare, Inc. (a)	59,015	407,794
		41,433,142
Metal Fabricating — 0.3%
Distribution Solutions Group, Inc. (a)	17,355	476,742
Eastern Co.	10,372	236,689
GrafTech International Ltd. (a)	39,248	38,173
L B Foster Co., Class A (a)	16,188	354,031
Mueller Water Products, Inc., Class A	266,793	6,413,704
Olympic Steel, Inc.	16,884	550,249
Worthington Enterprises, Inc.	54,064	3,440,633
Xometry, Inc., Class A (a)(b)	74,135	2,505,022
		14,015,243
Metals & Minerals: Diversified — 0.4%
Caledonia Mining Corp. PLC	27,096	523,495
Compass Minerals International, Inc. (a)	59,599	1,197,344
Critical Metals Corp. (a)	55,785	199,710
Energy Fuels, Inc./Canada (a)(b)	360,877	2,075,043
Hecla Mining Co. (b)	1,026,189	6,146,872
Materion Corp.	35,200	2,793,824
Perpetua Resources Corp. (a)	79,771	968,420
U.S. Lime & Minerals, Inc.	18,153	1,811,669
		15,716,377
Metals & Mining — 0.4%
American Battery Technology Co. (a)(b)	140,574	227,730
Centrus Energy Corp., Class A (a)(b)	25,282	4,631,157
Contango ORE, Inc. (a)	16,601	323,387
Encore Energy Corp. (a)	313,309	896,064
Ferroglobe PLC	207,124	760,145
Friedman Industries, Inc.	10,888	180,305
Idaho Strategic Resources, Inc. (a)	20,073	262,555
Ivanhoe Electric, Inc. (a)(b)	144,240	1,308,257
Lifezone Metals Ltd. (a)	47,441	195,457
MAC Copper Ltd. (a)	123,667	1,495,134
NioCorp Developments Ltd. (a)(b)	89,754	209,127
SSR Mining, Inc. (a)	348,282	4,437,113
U.S. Gold Corp. (a)	18,537	226,151
United States Antimony Corp. (a)(b)	158,700	345,966
Ur-Energy, Inc. (a)	33,471	35,145
Vox Royalty Corp.	69,490	219,588
		15,753,281
Mining(a) — 0.0%
Dakota Gold Corp.	149,126	550,275
Piedmont Lithium, Inc. (b)	31,291	182,114
		732,389
Office Supplies & Equipment — 0.3%
ACCO Brands Corp.	151,145	541,099
CompX International, Inc.	2,464	65,468
Eastman Kodak Co. (a)(b)	103,343	583,888
HNI Corp.	79,339	3,901,892
Security	Shares	Value
Office Supplies & Equipment (continued)
MillerKnoll, Inc.	115,813	$ 2,249,088
Pitney Bowes, Inc.	201,004	2,192,954
Steelcase, Inc., Class A	143,369	1,495,339
		11,029,728
Oil & Gas Producers — 0.1%
Crescent Energy Co., Class A	310,062	2,666,534
HighPeak Energy, Inc. (b)	25,444	249,351
Kosmos Energy Ltd. (a)(b)	810,621	1,394,268
		4,310,153
Oil Well Equipment & Services — 0.4%
Cactus, Inc., Class A	117,234	5,125,470
Helmerich & Payne, Inc.	165,322	2,506,281
Matrix Service Co. (a)(b)	44,635	603,019
National Energy Services Reunited Corp. (a)	96,827	582,899
NPK International, Inc. (a)	137,469	1,169,861
Oceaneering International, Inc. (a)	160,723	3,330,181
Oil States International, Inc. (a)	100,460	538,466
Patterson-UTI Energy, Inc.	604,050	3,582,016
RPC, Inc.	145,111	686,375
		18,124,568
Oil, Gas & Consumable Fuels — 0.5%
Empire Petroleum Corp. (a)(b)	31,400	165,792
Epsilon Energy Ltd.	33,364	246,226
Excelerate Energy, Inc., Class A	39,905	1,170,015
FLEX LNG Ltd. (b)	52,937	1,163,555
Golar LNG Ltd.	170,922	7,040,277
Granite Ridge Resources, Inc.	88,964	566,701
Gulfport Energy Corp. (a)(b)	26,045	5,239,473
Kinetik Holdings, Inc., Class A	75,772	3,337,757
Kolibri Global Energy, Inc. (a)	59,988	410,918
New Fortress Energy, Inc., Class A (b)	293,117	973,148
NextDecade Corp. (a)	231,830	2,065,605
NextNRG, Inc. (a)	27,535	76,272
Summit Midstream Corp. (a)	17,147	420,616
		22,876,355
Oil: Crude Producers — 1.2%
Berry Corp.	128,575	356,153
BKV Corp. (a)(b)	29,032	700,252
California Resources Corp.	111,758	5,103,988
CNX Resources Corp. (a)	243,627	8,205,357
Comstock Resources, Inc. (a)	126,690	3,505,512
Diversified Energy Co. PLC	95,283	1,397,802
Evolution Petroleum Corp.	50,265	236,245
Gevo, Inc. (a)(b)	400,947	529,250
Infinity Natural Resources, Inc., Class A (a)	21,623	395,917
Magnolia Oil & Gas Corp., Class A	318,646	7,163,162
Murphy Oil Corp.	231,196	5,201,910
Northern Oil & Gas, Inc.	158,016	4,479,754
PrimeEnergy Resources Corp. (a)	864	126,472
Riley Exploration Permian, Inc.	22,744	596,575
Sable Offshore Corp., Class A (a)	116,633	2,563,593
SandRidge Energy, Inc.	63,010	681,768
SM Energy Co.	196,381	4,852,575
Talos Energy, Inc. (a)	208,653	1,769,377
VAALCO Energy, Inc.	179,754	648,912
Vital Energy, Inc. (a)	47,998	772,288

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil: Crude Producers (continued)
Vitesse Energy, Inc.	51,099	$ 1,128,777
W&T Offshore, Inc. (b)	177,258	292,476
		50,708,115
Oil: Refining & Marketing — 0.2%
Clean Energy Fuels Corp. (a)(b)	294,569	574,410
CVR Energy, Inc.	52,899	1,420,338
Delek U.S. Holdings, Inc.	104,004	2,202,805
Par Pacific Holdings, Inc. (a)	91,299	2,422,162
PBF Energy, Inc., Class A	143,307	3,105,463
		9,725,178
Paper & Forest Products — 0.1%
Magnera Corp. (a)	57,678	696,750
Sylvamo Corp.	58,812	2,946,481
		3,643,231
Personal Care — 0.4%
Beauty Health Co., Class A (a)(b)	198,105	378,381
Edgewell Personal Care Co.	79,794	1,867,978
FitLife Brands, Inc. (a)	6,764	88,067
Herbalife Ltd. (a)	172,439	1,486,424
Honest Co., Inc. (a)(b)	161,787	823,496
Lifevantage Corp. (b)	13,966	182,675
Medifast, Inc. (a)	17,787	249,907
Nu Skin Enterprises, Inc., Class A	84,488	675,059
Olaplex Holdings, Inc. (a)(b)	226,582	317,215
Prestige Consumer Healthcare, Inc. (a)(b)	84,881	6,777,748
USANA Health Sciences, Inc. (a)	19,674	600,647
Waldencast PLC, Class A (a)	73,371	179,759
WD-40 Co.	23,346	5,324,989
		18,952,345
Personal Products — 0.0%
Nature’s Sunshine Products, Inc. (a)	21,567	318,976
Pharmaceuticals — 1.2%
Aclaris Therapeutics, Inc. (a)	157,263	223,313
Alto Neuroscience, Inc. (a)	7,937	17,461
Amneal Pharmaceuticals, Inc., Class A (a)	257,234	2,081,023
Amphastar Pharmaceuticals, Inc. (a)	64,868	1,489,369
Aquestive Therapeutics, Inc. (a)(b)	127,289	421,327
Arvinas, Inc. (a)	108,323	797,257
Atea Pharmaceuticals, Inc. (a)(b)	132,612	477,403
Avadel Pharmaceuticals PLC (a)(b)	152,718	1,351,554
Axsome Therapeutics, Inc. (a)(b)	69,181	7,221,805
Biote Corp., Class A (a)	45,951	184,723
Cassava Sciences, Inc. (a)	5,362	9,705
Collegium Pharmaceutical, Inc. (a)	55,512	1,641,490
Corcept Therapeutics, Inc. (a)	10,052	737,817
CorMedix, Inc. (a)	111,357	1,371,918
Corvus Pharmaceuticals, Inc. (a)	90,746	362,984
Edgewise Therapeutics, Inc. (a)	124,809	1,636,246
Enliven Therapeutics, Inc. (a)(b)	55,089	1,105,085
Esperion Therapeutics, Inc. (a)(b)	326,059	320,972
Eton Pharmaceuticals, Inc. (a)	40,334	574,760
Evolus, Inc. (a)(b)	95,336	878,045
Guardian Pharmacy Services, Inc., Class A (a)(b)	22,096	470,866
Harmony Biosciences Holdings, Inc. (a)	74,426	2,351,862
Harrow, Inc. (a)(b)	52,830	1,613,428
Indivior PLC (a)	189,291	2,790,149
Innoviva, Inc. (a)	109,090	2,191,618
Ironwood Pharmaceuticals, Inc., Class A (a)	244,129	175,089
Journey Medical Corp. (a)	19,501	140,017
Security	Shares	Value
Pharmaceuticals (continued)
Liquidia Corp. (a)(b)	108,033	$ 1,346,091
Maze Therapeutics, Inc. (a)(b)	15,032	184,443
MBX Biosciences, Inc. (a)(b)	27,627	315,224
MediWound Ltd. (a)	13,186	255,413
Mind Medicine MindMed, Inc. (a)(b)	124,941	810,867
Neumora Therapeutics, Inc. (a)	33,424	24,510
Niagen Bioscience, Inc. (a)	90,460	1,303,529
Nuvation Bio, Inc., Class A (a)(b)	432,390	843,161
Ocular Therapeutix, Inc. (a)	243,549	2,260,135
Pacira BioSciences, Inc. (a)	78,475	1,875,552
Phibro Animal Health Corp., Class A	35,241	900,055
Pliant Therapeutics, Inc. (a)	22,876	26,536
scPharmaceuticals, Inc. (a)	67,137	255,792
SIGA Technologies, Inc.	70,201	457,711
Supernus Pharmaceuticals, Inc. (a)	93,475	2,946,332
Tarsus Pharmaceuticals, Inc. (a)	66,085	2,677,103
Telomir Pharmaceuticals, Inc. (a)	3,298	4,123
Terns Pharmaceuticals, Inc. (a)	119,806	446,876
Theravance Biopharma, Inc. (a)	61,967	683,496
Third Harmonic Bio, Inc. (a)	33,837	183,735
Trevi Therapeutics, Inc. (a)	126,779	693,481
Tvardi Therapeutics, Inc. (a)	5,915	137,997
Ventyx Biosciences, Inc. (a)	9,171	19,626
Veru, Inc. (a)	18,198	10,588
WaVe Life Sciences Ltd. (a)	194,200	1,262,300
Xeris Biopharma Holdings, Inc. (a)(b)	259,750	1,213,033
		53,774,995
Power Transmission Equipment(b) — 0.1%
Powell Industries, Inc.	16,331	3,436,859
Vicor Corp. (a)	39,121	1,774,529
		5,211,388
Printing & Copying Services(a)(b) — 0.3%
Casella Waste Systems, Inc., Class A	107,538	12,407,734
Cimpress PLC	25,678	1,206,866
		13,614,600
Producer Durables: Miscellaneous — 0.0%
Park-Ohio Holdings Corp.	15,750	281,295
Production Technology Equipment(a) — 0.1%
Azenta, Inc.	57,296	1,763,571
Photronics, Inc.	106,035	1,996,639
		3,760,210
Professional Services(a) — 0.5%
Acuren Corp. (b)	179,343	1,979,947
Asure Software, Inc. (b)	39,669	387,169
FiscalNote Holdings, Inc., Class A	8,294	4,449
IBEX Holdings Ltd.	17,298	503,372
Innodata, Inc. (b)	51,630	2,644,489
Legalzoom.com, Inc.	189,454	1,688,035
NV5 Global, Inc.	98,216	2,267,807
Planet Labs PBC, Class A	366,175	2,233,667
RCM Technologies, Inc.	7,656	180,452
Resolute Holdings Management, Inc.	7,364	234,691
Skillsoft Corp.	7,724	123,352
Upwork, Inc.	212,822	2,860,328
Verra Mobility Corp., Class A (b)	273,165	6,935,659
		22,043,417
Publishing — 0.1%
Daily Journal Corp. (a)	2,156	910,371
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Publishing (continued)
Gannett Co., Inc. (a)	246,283	$ 881,693
John Wiley & Sons, Inc., Class A	70,383	3,141,194
Scholastic Corp.	37,089	778,127
		5,711,385
Radio & TV Broadcasters — 0.0%
Gray Media, Inc.	146,229	662,417
iHeartMedia, Inc., Class A (a)(b)	170,960	300,890
		963,307
Railroad Equipment — 0.1%
Trinity Industries, Inc.	140,620	3,798,146
Real Estate — 0.3%
Anywhere Real Estate, Inc. (a)	182,855	661,935
Cushman & Wakefield PLC (a)	254,184	2,813,817
eXp World Holdings, Inc.	133,994	1,219,345
Kennedy-Wilson Holdings, Inc.	209,692	1,425,906
Newmark Group, Inc., Class A	236,274	2,870,729
RMR Group, Inc., Class A	28,709	469,392
St. Joe Co.	65,129	3,106,653
Stratus Properties, Inc. (a)	9,162	172,979
		12,740,756
Real Estate Investment Trusts (REITs) — 6.3%
Acadia Realty Trust	225,726	4,191,732
ACRES Commercial Realty Corp. (a)	10,666	191,348
Advanced Flower Capital, Inc.	34,569	154,869
AG Mortgage Investment Trust, Inc.	49,618	374,616
Alexander’s, Inc.	3,702	834,135
Alpine Income Property Trust, Inc.	22,965	337,815
American Assets Trust, Inc.	90,126	1,779,989
American Healthcare REIT, Inc.	272,306	10,004,522
Angel Oak Mortgage REIT, Inc.	18,691	176,069
Apartment Investment and Management Co., Class A	225,780	1,952,997
Apollo Commercial Real Estate Finance, Inc.	237,952	2,303,375
Apple Hospitality REIT, Inc.	383,051	4,470,205
Arbor Realty Trust, Inc.	285,682	3,056,797
Ares Commercial Real Estate Corp., Class C	91,669	437,261
Armada Hoffler Properties, Inc.	134,370	923,122
ARMOUR Residential REIT, Inc.	142,952	2,403,023
Blackstone Mortgage Trust, Inc., Class A	278,204	5,355,427
Braemar Hotels & Resorts, Inc.	117,414	287,664
Brandywine Realty Trust	293,045	1,257,163
BRC, Inc., Class A (a)(b)	87,662	114,837
BrightSpire Capital, Inc., Class A	222,030	1,121,252
Broadstone Net Lease, Inc.	324,469	5,207,727
BRT Apartments Corp.	19,244	300,976
CareTrust REIT, Inc.	323,152	9,888,451
CBL & Associates Properties, Inc.	31,230	792,930
Centerspace	28,207	1,697,779
Chatham Lodging Trust	83,106	579,249
Chicago Atlantic Real Estate Finance, Inc.	28,627	399,633
Chimera Investment Corp.	135,997	1,886,278
City Office REIT, Inc.	67,799	362,047
Claros Mortgage Trust, Inc.	148,958	424,530
Clipper Realty, Inc.	23,277	85,427
Community Healthcare Trust, Inc.	46,905	780,030
COPT Defense Properties	194,915	5,375,756
CTO Realty Growth, Inc.	52,763	910,689
Curbline Properties Corp.	166,489	3,800,944
DiamondRock Hospitality Co.	354,179	2,713,011
Diversified Healthcare Trust	375,590	1,344,612
Douglas Emmett, Inc.	224,611	3,378,149
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Dynex Capital, Inc.	182,732	$ 2,232,985
Easterly Government Properties, Inc.	68,527	1,521,299
Ellington Financial, Inc.	160,025	2,078,725
Elme Communities	151,457	2,408,166
Empire State Realty Trust, Inc., Class A	232,359	1,879,784
Essential Properties Realty Trust, Inc.	339,865	10,845,092
Farmland Partners, Inc.	70,916	816,243
Four Corners Property Trust, Inc.	170,668	4,592,676
Franklin BSP Realty Trust, Inc.	141,357	1,511,106
Franklin Street Properties Corp.	129,826	212,915
FrontView REIT, Inc.	30,652	367,824
Getty Realty Corp.	88,365	2,442,409
Gladstone Commercial Corp.	75,121	1,076,484
Gladstone Land Corp.	57,841	588,243
Global Medical REIT, Inc.	104,842	726,555
Global Net Lease, Inc.	338,062	2,552,368
Hudson Pacific Properties, Inc.	547,399	1,499,873
Independence Realty Trust, Inc.	397,779	7,036,711
Industrial Logistics Properties Trust	91,434	416,025
Innovative Industrial Properties, Inc.	47,333	2,613,728
InvenTrust Properties Corp.	133,455	3,656,667
Invesco Mortgage Capital, Inc.	105,239	825,074
JBG SMITH Properties	126,316	2,185,267
Kite Realty Group Trust	377,773	8,556,558
KKR Real Estate Finance Trust, Inc.	101,267	888,112
Ladder Capital Corp., Class A	195,508	2,101,711
LTC Properties, Inc.	77,618	2,686,359
Lument Finance Trust, Inc.	79,064	174,731
LXP Industrial Trust	498,631	4,118,692
Macerich Co.	434,416	7,028,851
MFA Financial, Inc.	176,742	1,671,979
Mobile Infrastructure Corp. (a)	22,455	101,721
Modiv Industrial, Inc.	16,206	228,180
National Health Investors, Inc.	79,064	5,543,968
NET Lease Office Properties (a)	25,627	834,159
NETSTREIT Corp.	141,243	2,391,244
New York Mortgage Trust, Inc.	145,450	974,515
NexPoint Diversified Real Estate Trust	55,506	232,570
Nexpoint Real Estate Finance, Inc.	14,959	206,285
NexPoint Residential Trust, Inc.	37,757	1,258,063
One Liberty Properties, Inc.	31,795	758,629
Orchid Island Capital, Inc.	186,851	1,309,826
Outfront Media, Inc.	238,265	3,888,485
Paramount Group, Inc.	318,455	1,942,576
Peakstone Realty Trust	63,012	832,389
Pebblebrook Hotel Trust	201,061	2,008,599
PennyMac Mortgage Investment Trust	149,354	1,920,692
Phillips Edison & Co., Inc.	215,996	7,566,340
Piedmont Office Realty Trust, Inc., Class A	213,272	1,554,753
Plymouth Industrial REIT, Inc.	69,016	1,108,397
Postal Realty Trust, Inc., Class A	38,787	571,333
PotlatchDeltic Corp.	134,785	5,171,700
Ready Capital Corp.	272,424	1,190,493
Redwood Trust, Inc.	226,782	1,340,282
Rithm Property Trust, Inc.	72,970	197,019
RLJ Lodging Trust	255,294	1,858,540
Ryman Hospitality Properties, Inc.	100,640	9,930,149
Sabra Health Care REIT, Inc.	406,683	7,499,235
Safehold, Inc.	97,320	1,514,299
Saul Centers, Inc.	21,328	728,138
Service Properties Trust	278,091	664,638
Seven Hills Realty Trust	21,564	260,277

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Sila Realty Trust, Inc.	96,448	$ 2,282,924
SITE Centers Corp.	82,082	928,347
SL Green Realty Corp.	122,905	7,607,820
Smartstop Self Storage REIT, Inc.	49,045	1,776,900
Summit Hotel Properties, Inc.	181,040	921,494
Sunrise Realty Trust, Inc.	17,966	190,440
Sunstone Hotel Investors, Inc.	329,526	2,860,286
Tanger, Inc.	191,173	5,846,070
Terreno Realty Corp.	174,941	9,808,942
TPG RE Finance Trust, Inc.	118,753	916,773
Two Harbors Investment Corp.	178,197	1,919,182
UMH Properties, Inc.	135,303	2,271,737
Uniti Group, Inc.	404,063	1,745,552
Universal Health Realty Income Trust	22,184	886,695
Urban Edge Properties	217,586	4,060,155
Veris Residential, Inc.	135,172	2,012,711
Whitestone REIT	77,159	962,944
Xenia Hotels & Resorts, Inc.	175,191	2,202,151
		277,758,265
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	122,875	2,190,861
American Realty Investors, Inc. (a)	2,920	41,230
Compass, Inc., Class A (a)	779,490	4,895,197
FRP Holdings, Inc. (a)	19,908	535,326
Legacy Housing Corp. (a)	14,759	334,439
Maui Land & Pineapple Co., Inc. (a)	13,250	241,018
Offerpad Solutions, Inc., Class A (a)	4,912	4,470
RE/MAX Holdings, Inc., Class A (a)	33,004	269,973
Real Brokerage, Inc. (a)	185,484	836,533
Seaport Entertainment Group, Inc. (a)	12,931	242,327
Sky Harbour Group Corp., Class A (a)(b)	36,855	360,073
Star Holdings (a)	4,057	31,685
Transcontinental Realty Investors, Inc. (a)	2,068	88,118
		10,071,250
Recreational Vehicles & Boats — 0.0%
Marine Products Corp.	15,070	128,246
Winnebago Industries, Inc.	47,697	1,383,213
		1,511,459
Rental & Leasing Services: Consumer — 0.3%
Alta Equipment Group, Inc., Class A	34,740	219,557
Custom Truck One Source, Inc. (a)(b)	104,435	515,909
Herc Holdings, Inc.	55,889	7,360,023
Hertz Global Holdings, Inc. (a)	201,935	1,379,216
PROG Holdings, Inc.	68,624	2,014,114
Upbound Group, Inc.	89,782	2,253,528
		13,742,347
Restaurants — 1.1%
Biglari Holdings, Inc., Class B (a)(b)	1,173	342,762
BJ’s Restaurants, Inc. (a)	37,148	1,656,801
Bloomin’ Brands, Inc.	145,548	1,253,168
Brinker International, Inc. (a)	75,734	13,657,112
Cheesecake Factory, Inc.	79,097	4,956,218
Cracker Barrel Old Country Store, Inc.	38,038	2,323,361
Dave & Buster’s Entertainment, Inc. (a)	47,120	1,417,370
Denny’s Corp. (a)	87,571	359,041
Dine Brands Global, Inc.	26,275	639,271
El Pollo Loco Holdings, Inc. (a)	44,154	486,136
Jack in the Box, Inc.	32,404	565,774
Kura Sushi USA, Inc., Class A (a)	10,738	924,327
Nathan’s Famous, Inc.	4,516	499,379
Security	Shares	Value
Restaurants (continued)
ONE Group Hospitality, Inc. (a)	3,622	$ 14,669
Papa John’s International, Inc.	55,938	2,737,606
Potbelly Corp. (a)	43,649	534,700
Rush Street Interactive, Inc., Class A (a)	150,837	2,247,471
Shake Shack, Inc., Class A (a)	66,496	9,349,338
Sweetgreen, Inc., Class A (a)(b)	179,422	2,669,799
		46,634,303
Scientific Instruments: Control & Filter — 0.6%
Arlo Technologies, Inc. (a)	167,866	2,847,007
ESCO Technologies, Inc.	44,468	8,532,075
Gorman-Rupp Co.	36,084	1,325,005
Napco Security Technologies, Inc.	60,934	1,809,131
Watts Water Technologies, Inc., Class A	46,980	11,551,912
		26,065,130
Scientific Instruments: Electrical — 0.3%
EnerSys	67,546	5,793,420
Franklin Electric Co., Inc.	68,298	6,129,063
Preformed Line Products Co.	4,045	646,431
		12,568,914
Scientific Instruments: Gauges & Meters(a) — 0.3%
FARO Technologies, Inc.	32,021	1,406,362
Itron, Inc.	77,704	10,228,178
Transcat, Inc. (b)	15,833	1,361,005
		12,995,545
Scientific Instruments: Pollution Control — 0.0%
CECO Environmental Corp. (a)	50,577	1,431,835
Securities Brokerage & Services(a) — 0.2%
Siebert Financial Corp.	24,502	108,299
StoneX Group, Inc.	77,294	7,044,575
		7,152,874
Semiconductors & Components — 1.6%
Aeluma, Inc. (a)(b)	12,496	204,559
Alpha & Omega Semiconductor Ltd. (a)	40,633	1,042,643
Atomera, Inc. (a)	47,707	240,443
CEVA, Inc. (a)	40,106	881,530
Diodes, Inc. (a)	78,480	4,150,807
FormFactor, Inc. (a)	133,232	4,584,513
Kopin Corp. (a)(b)	259,032	396,319
Kulicke & Soffa Industries, Inc.	88,856	3,074,418
MaxLinear, Inc. (a)	137,960	1,960,412
PDF Solutions, Inc. (a)	54,188	1,158,539
Penguin Solutions, Inc. (a)(b)	89,737	1,777,690
Power Integrations, Inc.	97,071	5,426,269
Rambus, Inc. (a)	184,567	11,815,979
Semtech Corp. (a)	149,113	6,730,961
Silicon Laboratories, Inc. (a)	55,181	8,131,472
SiTime Corp. (a)	36,095	7,691,123
Synaptics, Inc. (a)	66,717	4,324,596
Veeco Instruments, Inc. (a)	99,144	2,014,606
Vishay Intertechnology, Inc.	207,165	3,289,780
		68,896,659
Semiconductors & Semiconductor Equipment(a) — 0.4%
ACM Research, Inc., Class A	86,397	2,237,682
Aehr Test Systems (b)	47,573	615,119
Ambarella, Inc.	69,644	4,601,031
Axcelis Technologies, Inc. (b)	55,725	3,883,475
Cohu, Inc.	78,050	1,501,682
Ichor Holdings Ltd.	57,066	1,120,776
indie Semiconductor, Inc., Class A (b)	336,062	1,196,381
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Navitas Semiconductor Corp. (b)	232,104	$ 1,520,281
QuickLogic Corp.	4,737	29,180
SkyWater Technology, Inc. (b)	45,921	451,863
Ultra Clean Holdings, Inc.	76,418	1,724,754
Wolfspeed, Inc.	270,796	107,994
		18,990,218
Software — 3.2%
Agilysys, Inc. (a)	44,263	5,074,310
Airship AI Holdings, Inc., Class A (a)(b)	34,670	204,206
Alarm.com Holdings, Inc. (a)	81,434	4,606,721
Alkami Technology, Inc. (a)	116,657	3,516,042
Amplitude, Inc., Class A (a)(b)	150,941	1,871,668
Arteris, Inc. (a)	48,714	464,244
Asana, Inc., Class A (a)	161,773	2,183,936
AudioEye, Inc. (a)	11,936	139,054
AvePoint, Inc., Class A (a)(b)	227,269	4,388,564
AvidXchange Holdings, Inc. (a)	292,180	2,860,442
Bit Digital, Inc. (a)(b)	314,339	688,402
Bitdeer Technologies Group (a)(b)	140,257	1,610,150
Blend Labs, Inc., Class A (a)	358,809	1,184,070
Braze, Inc., Class A (a)	130,510	3,667,331
C3.ai, Inc., Class A (a)(b)	207,021	5,086,506
Cerence, Inc. (a)	70,514	719,948
Cipher Mining, Inc. (a)(b)	459,524	2,196,525
Cleanspark, Inc. (a)(b)	473,946	5,227,624
Clear Secure, Inc., Class A	143,106	3,972,623
Clearwater Analytics Holdings, Inc., Class A (a)	421,964	9,253,671
Consensus Cloud Solutions, Inc. (a)	30,815	710,594
Core Scientific, Inc. (a)(b)	472,112	8,058,952
CS Disco, Inc. (a)(b)	49,561	216,582
EverCommerce, Inc. (a)	25,117	263,729
Expensify, Inc., Class A (a)	103,602	268,329
Five9, Inc. (a)	128,267	3,396,510
Freshworks, Inc., Class A (a)	348,797	5,200,563
GigaCloud Technology, Inc., Class A (a)(b)	45,896	907,823
Hut 8 Corp. (a)(b)	163,330	3,037,938
Ibotta, Inc., Class A (a)(b)	22,305	816,363
Intapp, Inc. (a)	94,826	4,894,918
Jamf Holding Corp. (a)	116,829	1,111,044
Kaltura, Inc. (a)	139,267	279,927
Life360, Inc. (a)	27,869	1,818,452
LiveRamp Holdings, Inc. (a)	110,767	3,659,742
Mercurity Fintech Holding, Inc. (a)	55,125	212,231
Meridianlink, Inc. (a)	55,735	904,579
N-able, Inc. (a)	123,088	997,013
Olo, Inc., Class A (a)	200,083	1,780,739
ON24, Inc. (a)	64,874	352,266
Pagaya Technologies Ltd., Class A (a)(b)	72,819	1,552,501
Porch Group, Inc. (a)	137,121	1,616,657
Prairie Operating Co. (a)(b)	37,423	112,082
Q2 Holdings, Inc. (a)(b)	106,420	9,959,848
ReposiTrak, Inc.	20,667	406,107
Rezolve AI PLC (a)(b)	157,459	484,186
SEMrush Holdings, Inc., Class A (a)	79,692	721,213
Sezzle, Inc. (a)(b)	25,245	4,525,166
Silvaco Group, Inc. (a)(b)	10,322	48,720
SoundHound AI, Inc., Class A (a)(b)	626,358	6,720,821
SoundThinking, Inc. (a)	16,244	212,065
Sprinklr, Inc., Class A (a)	188,306	1,593,069
Sprout Social, Inc., Class A (a)	89,568	1,872,867
Synchronoss Technologies, Inc. (a)(b)	18,658	127,807
Security	Shares	Value
Software (continued)
Terawulf, Inc. (a)(b)	462,221	$ 2,024,528
Vertex, Inc., Class A (a)(b)	111,225	3,930,135
Viant Technology, Inc., Class A (a)	25,737	340,501
Weave Communications, Inc. (a)	101,046	840,703
WM Technology, Inc., Class A (a)	135,262	121,195
Zeta Global Holdings Corp., Class A (a)(b)	321,823	4,985,038
		139,999,540
Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A (a)(b)	43,700	215,004
Abercrombie & Fitch Co., Class A (a)(b)	80,612	6,678,704
Academy Sports & Outdoors, Inc.	113,460	5,084,143
Advance Auto Parts, Inc.	102,648	4,772,106
American Eagle Outfitters, Inc.	281,674	2,709,704
America’s Car-Mart, Inc. (a)	12,217	684,641
Arko Corp., Class A	131,383	555,750
Asbury Automotive Group, Inc. (a)	33,597	8,014,228
BARK, Inc., Class A (a)(b)	214,991	189,085
Barnes & Noble Education, Inc. (a)	25,936	305,267
Boot Barn Holdings, Inc. (a)	52,622	7,998,544
Buckle, Inc.	53,092	2,407,722
Build-A-Bear Workshop, Inc.	21,029	1,084,255
Caleres, Inc.	56,637	692,104
Camping World Holdings, Inc., Class A	104,426	1,795,083
Citi Trends, Inc. (a)	8,165	272,629
Designer Brands, Inc., Class A	65,228	155,243
Driven Brands Holdings, Inc. (a)	103,253	1,813,123
EVgo, Inc., Class A (a)	213,306	778,567
Foot Locker, Inc. (a)	146,347	3,585,502
Genesco, Inc. (a)(b)	17,780	350,088
Group 1 Automotive, Inc.	21,557	9,414,157
GrowGeneration Corp. (a)	21,890	20,469
Haverty Furniture Cos., Inc.	23,055	469,169
J Jill, Inc.	9,861	144,365
Lands’ End, Inc. (a)(b)	23,374	250,336
Leslie’s, Inc. (a)	29,584	12,422
MarineMax, Inc. (a)	32,428	815,240
Mister Car Wash, Inc. (a)(b)	161,584	971,120
Monro, Inc.	51,639	769,937
National Vision Holdings, Inc. (a)	133,754	3,077,680
ODP Corp. (a)	47,185	855,464
OneWater Marine, Inc., Class A (a)(b)	20,628	276,209
Petco Health & Wellness Co., Inc. (a)(b)	142,962	404,582
RealReal, Inc. (a)	162,875	780,171
Revolve Group, Inc., Class A (a)	70,250	1,408,513
Sally Beauty Holdings, Inc. (a)	173,621	1,607,730
Shoe Carnival, Inc.	30,847	577,147
Signet Jewelers Ltd.	71,649	5,699,678
Sonic Automotive, Inc., Class A	25,129	2,008,561
Tile Shop Holdings, Inc. (a)	48,468	308,256
Tilly’s, Inc., Class A (a)	5,337	7,365
Urban Outfitters, Inc. (a)	108,564	7,875,233
Victoria’s Secret & Co. (a)	116,388	2,155,506
Warby Parker, Inc., Class A (a)	167,992	3,684,065
Zumiez, Inc. (a)(b)	26,120	346,351
		94,081,218
Steel — 0.4%
Carpenter Technology Corp.	4,927	1,361,724
Commercial Metals Co.	193,958	9,486,486
Metallus, Inc. (a)	62,755	967,054
NWPX Infrastructure, Inc. (a)	16,563	679,249
Omega Flex, Inc.	6,068	196,482

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Steel (continued)
Radius Recycling, Inc., Class A	45,442	$ 1,349,173
Ryerson Holding Corp.	45,447	980,292
Worthington Steel, Inc.	56,361	1,681,248
		16,701,708
Technology Hardware & Equipment — 0.1%
CompoSecure, Inc., Class A	76,165	1,073,165
CPI Card Group, Inc. (a)	8,386	198,916
Quantum Computing, Inc. (a)(b)	147,216	2,822,131
Xerox Holdings Corp.	195,772	1,031,718
		5,125,930
Technology: Miscellaneous — 0.6%
CTS Corp.	50,573	2,154,915
Fabrinet (a)	61,794	18,209,456
Plexus Corp. (a)	45,964	6,219,389
		26,583,760
Telecommunications Equipment(a) — 0.1%
Applied Optoelectronics, Inc. (b)	91,473	2,349,942
Viavi Solutions, Inc.	378,632	3,812,824
		6,162,766
Textile Products — 0.0%
Interface, Inc., Class A	98,770	2,067,256
Textiles Apparel & Shoes — 0.6%
Capri Holdings Ltd. (a)	198,993	3,522,176
Carter’s, Inc.	61,696	1,858,900
Figs, Inc., Class A (a)(b)	153,323	864,742
G-III Apparel Group Ltd. (a)(b)	67,347	1,508,573
Hanesbrands, Inc. (a)	602,815	2,760,893
Kontoor Brands, Inc.	94,337	6,223,412
Lakeland Industries, Inc. (b)	15,868	215,963
Oxford Industries, Inc.	24,165	972,641
Rocky Brands, Inc.	11,794	261,709
Steven Madden Ltd.	118,712	2,846,714
Superior Group of Cos., Inc.	22,753	234,356
Torrid Holdings, Inc. (a)	34,457	101,648
Vera Bradley, Inc. (a)	1,879	4,153
Weyco Group, Inc.	10,947	363,003
Wolverine World Wide, Inc.	136,269	2,463,743
		24,202,626
Textiles, Apparel & Luxury Goods — 0.0%
Ermenegildo Zegna NV	107,055	915,320
Toys — 0.0%
Funko, Inc., Class A (a)	52,685	250,780
JAKKS Pacific, Inc.	13,151	273,278
		524,058
Trading Companies & Distributors — 0.6%
A-Mark Precious Metals, Inc.	30,220	670,280
BlueLinx Holdings, Inc. (a)	13,785	1,025,328
EVI Industries, Inc.	9,494	207,254
Global Industrial Co.	23,359	630,927
GMS, Inc. (a)	65,990	7,176,412
Hudson Technologies, Inc. (a)	66,535	540,264
MRC Global, Inc. (a)	145,370	1,993,023
OPENLANE, Inc. (a)	182,122	4,452,883
Resideo Technologies, Inc. (a)	254,026	5,603,813
ThredUp, Inc., Class A (a)	157,644	1,180,754
Titan Machinery, Inc. (a)(b)	36,918	731,346
		24,212,284
Security	Shares	Value
Transportation Miscellaneous — 0.3%
CryoPort, Inc. (a)	84,661	$ 631,571
Forward Air Corp. (a)(b)	38,461	943,833
Hub Group, Inc., Class A	103,103	3,446,734
Matson, Inc.	55,612	6,192,396
Radiant Logistics, Inc. (a)	58,602	356,300
Universal Logistics Holdings, Inc.	11,874	301,362
World Kinect Corp.	94,454	2,677,771
		14,549,967
Truckers — 0.3%
ArcBest Corp.	39,450	3,038,044
Covenant Logistics Group, Inc., Class A	27,928	673,344
FTAI Infrastructure, Inc.	167,047	1,030,680
Heartland Express, Inc.	80,233	693,213
Marten Transport Ltd.	100,288	1,302,741
PAMT Corp. (a)	9,810	126,255
Proficient Auto Logistics, Inc. (a)(b)	36,549	265,346
RXO, Inc. (a)	278,021	4,370,490
Werner Enterprises, Inc.	102,622	2,807,738
		14,307,851
Utilities: Electrical — 1.5%
ALLETE, Inc.	100,075	6,411,805
Avista Corp.	137,732	5,226,929
Black Hills Corp.	124,352	6,976,147
Genie Energy Ltd., Class B	36,842	990,313
Hawaiian Electric Industries, Inc. (a)	299,319	3,181,761
MGE Energy, Inc.	63,128	5,583,040
Northwestern Energy Group, Inc.	105,642	5,419,435
Oklo, Inc., Class A (a)(b)	175,589	9,831,228
Otter Tail Corp.	65,917	5,081,542
Portland General Electric Co.	188,597	7,662,696
TXNM Energy, Inc.	158,560	8,930,099
Unitil Corp.	27,463	1,432,196
		66,727,191
Utilities: Gas Distributors — 1.1%
Brookfield Infrastructure Corp., Class A	206,063	8,572,221
Chesapeake Utilities Corp.	39,110	4,701,804
New Jersey Resources Corp.	172,825	7,746,017
Northwest Natural Holding Co.	68,971	2,739,528
ONE Gas, Inc.	102,453	7,362,273
RGC Resources, Inc.	14,548	325,584
Southwest Gas Holdings, Inc.	110,750	8,238,692
Spire, Inc.	98,674	7,202,215
		46,888,334
Utilities: Miscellaneous — 0.2%
Ormat Technologies, Inc.	104,456	8,749,235
Utilities: Telecommunications — 1.0%
8x8, Inc. (a)(b)	213,226	417,923
Applied Digital Corp. (a)(b)	302,323	3,044,393
ATN International, Inc.	17,660	286,975
Cogent Communications Holdings, Inc.	76,989	3,711,640
Credo Technology Group Holding Ltd. (a)(b)	250,644	23,207,128
DigitalBridge Group, Inc.	296,983	3,073,774
Gogo, Inc. (a)	118,692	1,742,399
IDT Corp., Class B (b)	28,204	1,926,897
Ooma, Inc. (a)	44,315	571,663
Shenandoah Telecommunications Co.	84,048	1,148,096
Spok Holdings, Inc.	32,252	570,215
Telephone and Data Systems, Inc.	169,018	6,013,660
		45,714,763
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Utilities: Water — 0.4%
374Water, Inc. (a)	28,113	$ 9,117
American States Water Co.	66,167	5,072,362
California Water Service Group	102,288	4,652,058
Consolidated Water Co. Ltd.	25,850	776,017
Energy Recovery, Inc. (a)	91,095	1,164,194
Global Water Resources, Inc.	19,002	193,630
Middlesex Water Co.	30,386	1,646,314
Pure Cycle Corp. (a)	36,868	395,225
SJW Group	54,440	2,829,247
York Water Co.	24,296	767,754
		17,505,918
Total Common Stocks — 99.2% (Cost: $3,237,777,139)		4,353,142,030
Investment Companies
Equity Funds — 0.5%
iShares Russell 2000 ETF (b)(d)	113,319	24,453,107
Total Investment Companies — 0.5% (Cost: $20,295,154)		24,453,107
Rights
Biotechnology — 0.0%
AstraZeneca, CVR	48,841	15,141
Chinook Therapeutics, CVR (c)	100,285	16,046
Contra Aduro Biotech I, CVR (c)	21,953	10,537
GTX, Inc., CVR (b)(c)	944	968
Inhibrx, Inc., CVR (c)	64,018	73,621
Total Rights — 0.0% (Cost: $58,688)		116,313
Security	Shares	Value
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc., (Expires 06/27/29) (a)(b)	3,243	$ 6,632
Total Warrants — 0.0% (Cost: $ — )		6,632
Total Long-Term Investments —99.7% (Cost: $3,258,130,981)		4,377,718,082
Short-Term Securities
Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	411,305,914	411,470,436
Total Short-Term Securities —9.4% (Cost: $411,278,214)		411,470,436
Total Investments — 109.1% (Cost: $3,669,409,195)		4,789,188,518
Liabilities in Excess of Other Assets — (9.1)%		(399,527,142)
Net Assets — 100.0%		$ 4,389,661,376

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Series.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Series for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Series during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 357,192,485	$ 54,310,554 (a)	$ —	$ 4,215	$ (36,818)	$ 411,470,436	411,305,914	$ 1,795,611 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	118,267,017	—	(118,267,017)(a)	—	—	—	—	604,175	—
iShares Russell 2000 ETF	38,015,063	148,213,536	(163,299,408)	(2,234,631)	3,758,547	24,453,107	113,319	157,555	—
				$ (2,230,416)	$ 3,721,729	$ 435,923,543		$ 2,557,341	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	250	09/19/25	$ 27,396	$ 316,967
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	$ 328,371	08/19/26	(2.25)%	1D FEDL01	Monthly	$ 10,123
Arbor Realty Trust, Inc.	JPMorgan Chase Bank N.A.	95,232	02/09/26	0.40%	1D OBFR01	Monthly	1,240
BankUnited, Inc.	HSBC Bank PLC	78,913	02/09/28	0.40%	1D OBFR01	Monthly	(116)
Berkshire Hills Bancorp, Inc.	JPMorgan Chase Bank N.A.	203,187	02/09/26	0.40%	1D OBFR01	Monthly	(463)
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA	136,630	08/19/26	0.40%	1D FEDL01	Monthly	11,882
Bread Financial Holdings, Inc.	HSBC Bank PLC	30,470	02/09/28	0.40%	1D OBFR01	Monthly	3,516
Bread Financial Holdings, Inc.	JPMorgan Chase Bank N.A.	1,707,034	02/09/26	0.40%	1D OBFR01	Monthly	197,004
Cadence Bank	HSBC Bank PLC	310,593	02/09/28	0.40%	1D OBFR01	Monthly	9,303
Cadence Bank	JPMorgan Chase Bank N.A.	1,770	02/09/26	0.40%	1D OBFR01	Monthly	53
Central Pacific Financial Corp.	Goldman Sachs Bank USA	31,108	08/19/26	0.40%	1D FEDL01	Monthly	2,416
Central Pacific Financial Corp.	HSBC Bank PLC	40,903	02/09/28	0.40%	1D OBFR01	Monthly	1,451
Central Pacific Financial Corp.	JPMorgan Chase Bank N.A.	70,057	02/09/26	0.40%	1D OBFR01	Monthly	2,484
Douglas Emmett, Inc.	Goldman Sachs Bank USA	475,840	08/19/26	0.40%	1D FEDL01	Monthly	356
Douglas Emmett, Inc.	HSBC Bank PLC	96,960	02/09/28	0.40%	1D OBFR01	Monthly	2,785
Douglas Emmett, Inc.	JPMorgan Chase Bank N.A.	207,195	02/09/26	0.40%	1D OBFR01	Monthly	5,952
Employers Holdings, Inc.	Goldman Sachs Bank USA	40,478	08/18/26	0.40%	1D FEDL01	Monthly	285
Employers Holdings, Inc.	JPMorgan Chase Bank N.A.	25,052	02/09/26	0.40%	1D OBFR01	Monthly	48
First BanCorp.	HSBC Bank PLC	19,429	02/09/28	0.40%	1D OBFR01	Monthly	547
First BanCorp.	JPMorgan Chase Bank N.A.	41,533	02/09/26	0.40%	1D OBFR01	Monthly	1,168
Fulton Financial Corp.	HSBC Bank PLC	147,601	02/09/28	0.40%	1D OBFR01	Monthly	1,356
Genworth Financial, Inc.	Goldman Sachs Bank USA	7,561	08/19/26	0.40%	1D FEDL01	Monthly	632
Genworth Financial, Inc.	HSBC Bank PLC	31,910	02/09/28	0.40%	1D OBFR01	Monthly	4,018
Horace Mann Educators Corp.	HSBC Bank PLC	32,121	02/09/28	0.40%	1D OBFR01	Monthly	(22)
Independent Bank Corp./MI	Goldman Sachs Bank USA	40,025	08/18/26	0.40%	1D FEDL01	Monthly	2,886
Moelis & Co., Class A	HSBC Bank PLC	313,516	02/09/28	0.40%	1D OBFR01	Monthly	20,644
Moelis & Co., Class A	JPMorgan Chase Bank N.A.	504,452	02/09/26	0.40%	1D OBFR01	Monthly	(3,836)
OFG Bancorp.	Goldman Sachs Bank USA	40,945	08/18/26	0.40%	1D FEDL01	Monthly	2,283
Pitney Bowes, Inc.	Goldman Sachs Bank USA	191,572	08/19/26	0.40%	1D FEDL01	Monthly	6,913
Pitney Bowes, Inc.	HSBC Bank PLC	602,811	02/09/28	0.40%	1D OBFR01	Monthly	21,754
Pitney Bowes, Inc.	JPMorgan Chase Bank N.A.	406,223	02/09/26	0.40%	1D OBFR01	Monthly	1,494
Preferred Bank/Los Angeles CA	Goldman Sachs Bank USA	211,639	08/19/26	0.40%	1D FEDL01	Monthly	14,936
Preferred Bank/Los Angeles CA	HSBC Bank PLC	606,795	02/09/28	0.40%	1D OBFR01	Monthly	14,685
Provident Financial Services, Inc.	JPMorgan Chase Bank N.A.	149,419	02/09/26	0.40%	1D OBFR01	Monthly	24
SiriusPoint Ltd.	Goldman Sachs Bank USA	531,034	08/18/26	0.40%	1D FEDL01	Monthly	22,534
SiriusPoint Ltd.	HSBC Bank PLC	553,727	02/09/28	0.40%	1D OBFR01	Monthly	13,666
United Community Banks, Inc.	JPMorgan Chase Bank N.A.	79,892	02/09/26	0.40%	1D OBFR01	Monthly	(442)
WaFd, Inc.	Goldman Sachs Bank USA	312,900	08/18/26	0.40%	1D FEDL01	Monthly	14,655
WSFS Financial Corp.	Goldman Sachs Bank USA	19,040	08/19/26	0.40%	1D FEDL01	Monthly	1,365
WSFS Financial Corp.	HSBC Bank PLC	37,641	02/09/28	0.40%	1D OBFR01	Monthly	1,244
Total long positions of equity swaps							390,823
Net dividends and financing fees							2,125
Total equity swap contracts including dividends and financing fees							$ 392,948

(a)
The Series receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 397,827	$ (4,879)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 316,967	$ —	$ —	$ —	$ 316,967
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	397,827	—	—	—	397,827
	$ —	$ —	$ 714,794	$ —	$ —	$ —	$ 714,794
Liabilities — Derivative Financial Instruments
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	$ —	$ —	$ 4,879	$ —	$ —	$ —	$ 4,879

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Series Schedule of Investments. In the Statement of
Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (5,791,623)	$ —	$ —	$ —	$ (5,791,623)
Swaps	—	—	(1,254,410)	—	—	—	(1,254,410)
	$ —	$ —	$ (7,046,033)	$ —	$ —	$ —	$ (7,046,033)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,198,445	$ —	$ —	$ —	$ 1,198,445
Swaps	—	—	857,355	—	—	—	857,355
	$ —	$ —	$ 2,055,800	$ —	$ —	$ —	$ 2,055,800
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$33,715,738
Equity swaps:
Average notional value — long	9,409,839
For more information about the Series’ investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series

Derivative Financial Instruments — Offsetting as of Period End
The Series’ derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 12,536	$ —
Swaps — OTC(a)	397,827	4,879
Total derivative assets and liabilities in the Statement of Assets and Liabilities	410,363	4,879
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(12,536)	—
Total derivative assets and liabilities subject to an MNA	$ 397,827	$ 4,879

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Series’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Series:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs Bank USA	$ 91,266	$ —	$ —	$ —	$ 91,266
HSBC Bank PLC	94,969	(138)	—	(50,000)	44,831
JPMorgan Chase Bank N.A.	209,467	(4,741)	—	—	204,726
	$ 395,702	$ (4,879)	$ —	$ (50,000)	$ 340,823

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
HSBC Bank PLC	$ 138	$ (138)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	4,741	(4,741)	—	—	—
	$ 4,879	$ (4,879)	$ —	$ —	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Series’ policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Series’ financial instruments categorized in the fair value hierarchy. The breakdown of the Series’ financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,353,142,030	$ —	$ —	$ 4,353,142,030
Investment Companies	24,453,107	—	—	24,453,107
Rights	—	15,141	101,172	116,313
Warrants	—	6,632	—	6,632
Short-Term Securities
Money Market Funds	411,470,436	—	—	411,470,436
	$ 4,789,065,573	$ 21,773	$ 101,172	$ 4,789,188,518
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 316,967	$ 397,827	$ —	$ 714,794
Liabilities
Equity Contracts	—	(4,879)	—	(4,879)
	$ 316,967	$ 392,948	$ —	$ 709,915

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Master Small Cap Index Series
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 4,353,264,975
Investments, at value — affiliated(c)	435,923,543
Cash	13,223,467
Cash pledged for futures contracts	1,214,000
Receivables:
Investments sold	70,654,562
Securities lending income — affiliated	413,290
Swaps	245,809
Dividends — unaffiliated	4,197,481
Dividends — affiliated	63,831
Variation margin on futures contracts	12,536
Unrealized appreciation on OTC swaps	397,827
Prepaid expenses	4,700
Other assets	4,174
Total assets	4,879,620,195
LIABILITIES
Cash received as collateral for OTC derivatives	50,000
Collateral on securities loaned	411,364,854
Payables:
Investments purchased	14,860,069
Swaps	110,972
Accounting services fees	5,979
Withdrawals to investors	63,371,636
Custodian fees	83,473
Investment advisory fees	34,533
Directors’ fees	13,580
Other accrued expenses	42,015
Professional fees	16,829
Unrealized depreciation on OTC swaps	4,879
Total liabilities	489,958,819
Commitments and contingent liabilities
NET ASSETS	$ 4,389,661,376
NET ASSETS CONSIST OF
Investors’ capital	$ 3,269,172,138
Net unrealized appreciation (depreciation)	1,120,489,238
NET ASSETS	$ 4,389,661,376
(a) Investments, at cost—unaffiliated	$3,237,835,826
(b) Securities loaned, at value	$404,533,491
(c) Investments, at cost—affiliated	$431,573,369
See notes to financial statements.
Series Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

Master Small Cap Index Series
INVESTMENT INCOME
Dividends — unaffiliated	$17,385,586
Dividends — affiliated	761,730
Interest — unaffiliated	52,184
Securities lending income — affiliated — net	1,795,611
Foreign taxes withheld	(81,924)
Total investment income	19,913,187
EXPENSES
Investment advisory	214,509
Custodian	68,520
Professional	44,570
Directors	21,404
Printing and postage	6,676
Accounting services	4,475
Miscellaneous	26,960
Total expenses excluding interest expense	387,114
Interest expense — unaffiliated	3,141
Total expenses	390,255
Less:
Fees waived and/or reimbursed by the Manager	(11,548)
Total expenses after fees waived and/or reimbursed	378,707
Net investment income	19,534,480
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	121,296,911
Investments — affiliated	(2,230,416)
Futures contracts	(5,791,623)
Swaps	(1,254,410)
112,020,462
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(217,590,882)
Investments — affiliated	3,721,729
Futures contracts	1,198,445
Swaps	857,355
(211,813,353)
Net realized and unrealized loss	(99,792,891)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(80,258,411)
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	Master Small Cap Index Series
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$19,534,480	$67,570,574
Net realized gain	112,020,462	111,479,971
Net change in unrealized appreciation (depreciation)	(211,813,353)	391,739,768
Net increase (decrease) in net assets resulting from operations	(80,258,411)	570,790,313
CAPITAL TRANSACTIONS
Proceeds from contributions	463,212,139	1,370,613,082
Value of withdrawals	(551,705,637)	(1,951,674,939)
Net decrease in net assets derived from capital transactions	(88,493,498)	(581,061,857)
NET ASSETS
Total decrease in net assets	(168,751,909)	(10,271,544)
Beginning of period	4,558,413,285	4,568,684,829
End of period	$4,389,661,376	$4,558,413,285
See notes to financial statements.
Series Statements of Changes in Net Assets

Financial Highlights
(unaudited)

Master Small Cap Index Series
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	(1.72)%(a)	11.51%	17.04%	(20.29)%	14.84%	20.08%
Ratios to Average Net Assets(b)
Total expenses	0.02%(c)	0.02%	0.02%	0.02%	0.02%	0.03%
Total expenses after fees waived and/or reimbursed	0.02%(c)	0.02%	0.02%	0.02%	0.01%	0.02%
Net investment income	0.91%(c)	1.37%	1.64%	1.36%	1.03%	1.29%
Supplemental Data
Net assets, end of period (000)	$4,389,661	$4,558,413	$4,568,685	$3,640,363	$4,568,935	$3,895,218
Portfolio turnover rate	15%(d)	32%(d)	29%(d)	38%	31%	27%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
(d)	Excludes underlying investments in equity swaps.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Quantitative Master Series LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC is organized as a Delaware statutory trust. Master Small Cap Index Series (“the “Series”) is a series of the Master LLC. The Series is classified as diversified. The Series’ Limited Liability Company Agreement permits the Board of Directors of Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.
The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Series is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Series may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Series invests.  These foreign taxes, if any, are paid by the Series and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Series recognizes tax reclaims when the Fund determines that it is more likely than not that the Series will sustain its position that it is due the reclaim.
The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Series may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Series may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Series is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Series enters into contracts that contain a variety of representations that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Series’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Series. The CODM has concluded that the Series operates as a single operating segment since the Series has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Series’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Series’ investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Series is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Series’ Manager as the valuation designee for the Series. The Series determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Series Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Series’ assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Series uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Series. Certain information made available by a Private Company is as of a date that is earlier than the date the Series is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Series could receive upon the sale of the investment.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Series has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Series’ Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Series’ securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Capital, Inc.	$ 5,996,570	$ (5,967,558)	$ —	$ 29,012
BNP Paribas SA	62,714,152	(62,714,152)	—	—
BofA Securities, Inc.	64,035,803	(64,035,803)	—	—
Citadel Clearing LLC	481,405	(481,405)	—	—
Citigroup Global Markets, Inc.	27,536,504	(27,536,504)	—	—
HSBC Bank PLC	2,791,775	(2,778,893)	—	12,882
ING Financial Markets LLC	578,522	(578,522)	—	—
J.P. Morgan Securities LLC	115,678,368	(115,678,368)	—	—
Jefferies LLC	14,613,797	(14,613,797)	—	—
Series Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Morgan Stanley	$ 33,185,295	$ (33,185,295)	$ —	$ —
Nomura Securities International, Inc.	230,352	(230,352)	—	—
RBC Capital Markets LLC	7,710	(7,710)	—	—
Scotia Capital (USA), Inc.	390,551	(380,280)	—	10,271
State Street Bank & Trust Co.	3,813,012	(3,813,012)	—	—
Toronto-Dominion Bank	960,807	(960,807)	—	—
UBS AG	50,550,381	(50,550,381)	—	—
UBS Securities LLC	1,243,841	(1,243,841)	—	—
Virtu Americas LLC	1,584,410	(1,584,410)	—	—
Wells Fargo Bank N.A.	4,394,264	(4,394,264)	—	—
Wells Fargo Securities LLC	13,745,972	(13,745,972)	—	—
	$ 404,533,491	$ (404,481,326)	$ —	$ 52,165

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Series is disclosed in the Series’
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2025. Additional collateral is delivered to the Series on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Series.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Series and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement  of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement  of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Series’ counterparty on the swap. The Series is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Series receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Series has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Series and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Series and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Series may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Series and the counterparty.
Cash collateral that has been pledged to cover obligations of the Series and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Series, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Series.  Any additional required collateral is delivered to/pledged by the Series on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Series generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Series from the counterparties are not fully collateralized, the Series bears the risk of loss from counterparty non-performance. Likewise, to the extent the Series has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Series bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Series’ portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series.
For such services, the Series pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Series’ net assets.
Series Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

With respect to the Series, the Manager entered into a sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of the Series for which BFA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Series to the Manager.
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Series, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Series. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $10,019.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Series’ assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Series. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the Manager waived $1,529 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business (“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.07%.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Series.  For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Series is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Series bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Series retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Series retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Series, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Series is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Series paid BTC $497,002 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Series could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Series’ investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Series did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of Master LLC are directors and/or officers of BlackRock or its affiliates.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Other Transactions:  The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Series Name	Purchases	Sales	Net Realized Gain (Loss)
Master Small Cap Index Series	$ 2,946,018	$ —	$ —
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $637,494,082 and $701,443,737, respectively.
8.
INCOME TAX INFORMATION
The Series is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no U.S. federal income tax provision is required.  It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Series as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Series’ NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Series Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Master Small Cap Index Series	$ 3,871,346,859	$ 1,545,146,118	$ (626,594,544)	$ 918,551,574
9.
BANK BORROWINGS
The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2025, the Series did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Series invests in securities or other instruments and may enter into certain transactions, and such activities subject the Series to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Series and its investments.  The Series’ prospectus provides details of the risks to which the Series is subject.
The Series may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk:  The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Series may invest in illiquid investments.  An illiquid investment is any investment that the Series reasonably expects cannot be sold or disposed of in current market
Series Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Series’ NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Series may lose value, regardless of the individual results of the securities and other instruments in which the Series invests. The Series’ ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Series could receive upon the sale of any particular portfolio investment may differ from the Series’ valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Series’ results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Series, and the Series could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Series’ portfolio are disclosed in its Schedule of Investments.
The Series invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Series invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and the Trust is paid by the Corporation and the Trust, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly/quarterly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by a Fund for any particular month/quarter may be more or less than the amount of net investment income earned by a Fund during such month/quarter. The portion of distributions that exceeds a Fund current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Additional Information

Additional Information (continued)

Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors(a)
San Francisco, CA 94105
BlackRock Advisors, LLC(b)
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC(c)
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors(b)
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
(a) For Municipal Bond Index.
(b) For Short-Term TIPS Bond Index, International Index, Small Cap Index and Master Small Cap Index Series.
(c) For International Index and Small Cap Index.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds/Corporation/Master LLC
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees (the “Trust Board”) of BlackRock Funds (the “Trust”) met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue (i) the investment advisory agreement (the “Trust BAL Advisory Agreement”) between the Trust, on behalf of iShares Short-Term TIPS Bond Index Fund (the “Short-Term TIPS Bond Index Fund”), and BlackRock Advisors, LLC (“BAL”), the Fund’s investment advisor; and (ii) the investment advisory agreement (the “Trust BFA Advisory Agreement”) between the Trust, on behalf of iShares Municipal Bond Index Fund (“Municipal Bond Index Fund”), and BlackRock Fund Advisors (“BFA”), the Fund’s investment advisor. The Trust Board also considered the approval to continue the sub-advisory agreement (the “Short-Term TIPS Bond Index Fund Sub-Advisory Agreement”) between BAL and BFA with respect to Short-Term TIPS Bond Index Fund.
The Board of Directors (the “Master LLC Board”) of Quantitative Master Series LLC (the “Master LLC”) met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue the investment advisory agreement (the “Master LLC Advisory Agreement”) between the Master LLC, on behalf of Master Small Cap Index Series (the “Master Fund”) and BAL, the Master LLC’s investment advisor. The Master LLC Board also considered the approval to continue the sub-advisory agreement (the “Master Fund Sub-Advisory Agreement”) between BAL and BFA with respect to the Master Fund. iShares Russell 2000 Small-Cap Index Fund (“Small-Cap Index Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Directors of the Corporation (the “Corporation Board”) also considered the approval of the Master LLC Advisory Agreement and the Master Fund Sub-Advisory Agreement with respect to the Master Fund.
The Corporation Board also met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue the investment advisory agreement (the “Corporation Advisory Agreement”) between the Corporation, on behalf of iShares MSCI EAFE International Index Fund (“International Index Fund”) and BAL, the Corporation’s investment advisor. The Corporation Board also considered the approval to continue the sub-advisory agreement between BAL and BFA with respect to International Index Fund (the “International Index Fund Sub-Advisory Agreement”).
BAL and BFA are referred to herein as “BlackRock.”  Municipal Bond Index Fund, Short-Term TIPS Bond Index Fund, the Master Fund, Small-Cap Index Fund and International Index Fund are referred to herein, as pertinent, individually as a “Fund” or collectively as the “Funds.” The Trust BAL Advisory Agreement, the Trust BFA Advisory Agreement, the Master LLC Advisory Agreement, the Corporation Advisory Agreement, the Short-Term TIPS Bond Index Fund Sub-Advisory Agreement, the Master Fund Sub-Advisory Agreement and the International Index Fund Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity: (a) the Trust Board, the Master LLC Board and the Corporation Board are referred to herein individually as the “Board” and collectively as the “Boards”, and the members are referred to as “Board Members”; (b); the meeting held on April 22, 2025 is referred to as the “April Meeting” and the meeting held on May 20-21, 2025 is referred to as the “May Meeting”; and (c) the shareholders of each of Municipal Bond Index Fund, Short-Term TIPS Bond Index Fund, Small-Cap Index Fund and International Index Fund and the interest holders of the Master Fund are referred to as “shareholders.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the pertinent Agreement for the Trust, the Master LLC and the Corporation on an annual basis. The Board Members who are not “interested persons” of the Trust, the Master LLC or the Corporation, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. Each Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. Each Board also held the April Meeting to consider specific information regarding the renewal of the pertinent Agreement. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, each Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the pertinent Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to each Board in response to specific questions from the Board. Among the matters each Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services; (c) the applicable Fund’s operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the applicable Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Funds’ adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) with respect to Short-Term TIPS Bond Index Fund and Municipal Bond Index Fund, execution quality of portfolio transactions, and with respect to International Index Fund and Small-Cap Index Fund, the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the applicable Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the applicable Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, each Board received and reviewed materials specifically relating to the renewal of the pertinent Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Boards to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the pertinent
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of each of Municipal Bond Index Fund, Short-Term TIPS Bond Index Fund, Small-Cap Index Fund and International Index Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the pertinent Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the applicable Fund; (g) a summary of aggregate amounts paid by the applicable Fund to BlackRock; (h) sales and redemption data regarding each of Municipal Bond Index Fund’s, Short-Term TIPS Bond Index Fund’s, Small-Cap Index Fund’s and International Index Fund’s shares; and (i) various additional information requested by each Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, each Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the applicable Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the applicable Fund; (d) the Funds’ fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the applicable Fund; and (g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the applicable Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Boards evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, each Board compared the Funds’ performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, each Board considered the nature and quality of the administrative and other non-investment advisory services provided to the applicable Fund. BlackRock and its affiliates provide the applicable Fund with certain administrative, shareholder and other services (in addition to any such services provided to the applicable Fund by third parties) and officers and other personnel as are necessary for the operations of the applicable Fund. In particular, BlackRock and its affiliates provide the applicable Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the pertinent Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the applicable Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each of Municipal Bond Index Fund’s, Short-Term TIPS Bond Index Fund’s, Small-Cap Index Fund’s and International Index Fund’s distribution partners, and shareholder call center and other services.  The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Boards also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of the Funds, as applicable throughout the year and at the April Meeting. The Master LLC Board noted that Small-Cap Index Fund’s investment results correspond directly to the investment results of the Master Fund. Each Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, each Board was also provided with reports independently prepared by Broadridge, which included an analysis of Municipal Bond Index Fund’s, Short-Term TIPS Bond Index Fund’s, Small-Cap Index Fund’s and International Index Fund’s performance as of December 31, 2024, as compared to its Performance Peers.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of each of Municipal Bond Index Fund, Short-Term TIPS Bond Index Fund, Small-Cap Index Fund and International Index Fund, as applicable, as compared to each Fund’s Performance Peers and the performance of each Fund as compared with its benchmark. Each Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss the performance of the pertinent Fund throughout the year.
Each Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Trust Board noted that for the one-year period reported, Municipal Bond Index Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Master LLC Board and the Corporation Board noted that for the one-year period reported, Small-Cap Index Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Trust Board noted that for the one-year period reported, Short-Term TIPS Bond Index Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
The Corporation Board noted that for the one-year period reported, International Index Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of the applicable Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Boards also compared, as pertinent, the total expense ratio of each of Municipal Bond Index Fund, Short-Term TIPS Bond Index Fund, Small-Cap Index Fund and International Index Fund, as well as each Fund’s actual management fee rate, to those of the applicable Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. Each Board considered that the fee and expense information in the Broadridge report for the applicable Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. Each Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. Each Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Each Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the applicable Fund. Each Board reviewed BlackRock’s estimated profitability with respect to the applicable Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. Each Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by BlackRock and/or its affiliates.  Each Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  Each Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. Each Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
Each Board received and reviewed statements relating to BlackRock’s financial condition. Each Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. Each Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. Each Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the pertinent Agreement and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the applicable Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Trust Board noted that Municipal Bond Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Corporation Board noted that International Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
The Master LLC Board and the Corporation Board noted that the Master Fund’s/Small-Cap Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and Small-Cap Index Fund’s total expense ratio each ranked in the first quartile relative to Small-Cap Index Fund’s Expense Peers. The Boards also noted that BlackRock and the Master LLC Board have contractually agreed to a cap on the Master Fund’s total expenses as a percentage of the Master Fund’s average daily net assets and has contractually agreed to a cap on Small-Cap Index Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Trust Board noted that Short-Term TIPS Bond Index Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio ranked first out of four funds and third out of four funds, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might  benefit the applicable Fund in a variety of ways as the assets of the Fund increase. The Boards considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year each Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. Each Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the pertinent Agreement, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Boards noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, (i) the Trust Board, including the Independent Board Members, unanimously approved the continuation of the Trust BAL Advisory Agreement between BAL and the Trust, on behalf of Short-Term TIPS Bond Index Fund, the Trust BFA Advisory Agreement between BFA and the Trust, on behalf of Municipal Bond Index Fund and the Short-Term TIPS Bond Index Fund Sub-Advisory Agreement between BAL and BFA, with respect to Short-Term TIPS Bond Index Fund, each for a one-year term ending June 30, 2026; (ii) the Master LLC Board, including the Independent Board Members, unanimously approved the continuation of the Master LLC Advisory Agreement between BAL and the Master LLC, on behalf of the Master Fund, and the Master Fund Sub-Advisory Agreement between BAL and BFA with respect to the Master Fund, each for a one-year term ending June 30, 2026; and (iii) the Corporation Board, including the Independent Board Members, unanimously approved the continuation of the Corporation Advisory Agreement between BAL and the Corporation, on behalf of International Index Fund and the International Index Fund Sub-Advisory Agreement between BAL and BFA with respect to International Index Fund, each for a one-year term ending June 30, 2026.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, each of the Trust Board, the Master LLC Board and the Corporation Board, including the Independent Board Members, was satisfied that the terms of the pertinent Agreements were fair and reasonable and in the best interest of the applicable Fund and its shareholders. The Corporation Board, including the Independent Board Members, also considered the continuation of the Master LLC Advisory Agreement with respect to the Master Fund and the Master Fund Sub-Advisory Agreement with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the applicable Agreements, the Trust Board, the Master LLC Board and the Corporation Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FTSE	Financial Times Stock Exchange
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S/F	Single-Family
SAN	State Aid Notes
SAW	State Aid Withholding
SCA	Societe en Commandite par Actions
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: August 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: August 22, 2025